As filed with the SEC on September 7, 2011.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08272
TRANSAMERICA PARTNERS PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida 33716
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and Address of Agent for Service)
Date of fiscal year end: December 31
Date of reporting period: January 1, 2011 — June 30, 2011

Item 1: Report(s) to Stockholders.
The Semi-Annual Report is attached.

TRANSAMERICA PARTNERS PORTFOLIOS

Semi-Annual Report

June 30, 2011

Proxy Voting Policies and Procedures

A description of the Transamerica Partners Portfolios’ (the “Portfolios”) proxy voting policies and procedures is included in the Statement of Additional Information (“SAI”), which is available without charge, upon request: (i) by calling 1-888-233-4339; (ii) on the Portfolios’ website at www.transamericapartners.com or (iii) on the SEC’s website at www.sec.gov. In addition, the Portfolios are required to file Form N-PX, with their complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The Portfolios’ filing for the twelve months ended June 30, 2011, is available without charge, upon request by calling 1-800-851-9777 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolios

The Portfolios will file their portfolios of investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Portfolios’ Form N-Q is available on the SEC’s website at www.sec.gov. The Portfolios’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For information on the operation of the SEC’s Public Reference Room, call 1-800-SEC-0330. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-888-233-4339.

Schedules of Investments Composition
At June 30, 2011
(the following charts summarize the Schedule of Investments of each portfolio by asset type)
(unaudited)

% of Net
Transamerica Partners Money Market Portfolio	Assets

Certificate of Deposit	38.1%
Commercial Paper	30.1
Short-Term U.S. Government Obligation	9.2
Repurchase Agreement	8.3
U.S. Government Obligation	6.8
Corporate Debt Security	4.6
Foreign Government Obligation	1.5
Short-Term Foreign Government Obligation	1.4
Other Assets and Liabilities — Net(A)	0.0 *

Total	100.0%

% of Net
Transamerica Partners High Quality Bond Portfolio	Assets

Corporate Debt Security	37.9%
Asset-Backed Security	30.8
Mortgage-Backed Security	20.6
Securities Lending Collateral	4.7
U.S. Government Agency Obligation	4.5
U.S. Government Obligation	2.4
Foreign Government Obligation	1.9
Repurchase Agreement	1.4
Other Assets and Liabilities — Net(A)	(4 .2)

Total	100.0%

Transamerica Partners Inflation-Protected	% of Net
Securities Portfolio	Assets

U.S. Government Obligation	93.7%
Securities Lending Collateral	7.2
Repurchase Agreement	5.9
Purchased Swaption	0.3
Foreign Government Obligation	0.3
Structured Note Debt	0.2
Mortgage-Backed Security	0.2
Corporate Debt Security	0.2
Purchased Option	0.0 *
Other Assets and Liabilities — Net(A)	(8.0)

Total	100.0%

	% of Net
Transamerica Partners Core Bond Portfolio	Assets

U.S. Government Agency Obligation	45.6%
Corporate Debt Security	32.8
Mortgage-Backed Security	15.9
Asset-Backed Security	6.7
U.S. Government Obligation	6.5
Securities Lending Collateral	4.1
Foreign Government Obligation	1.6
Purchased Swaption	1.0
Municipal Government Obligation	0.6
Preferred Corporate Debt Security	0.4
Repurchase Agreement	0.3
Purchased Option	0.1
Convertible Bond	0.1
Common Stock	0.0	*
Warrant	0.0	*
Preferred Stock	0.0	*
Other Assets and Liabilities — Net(A)	(15.7)

Total	100.0%

	% of Net
Transamerica Partners High Yield Bond Portfolio	Assets

Corporate Debt Security	86.4%
Loan Assignment	6.5
Repurchase Agreement	4.6
Common Stock	0.7
Preferred Stock	0.6
Convertible Preferred Stock	0.3
Convertible Bond	0.1
Preferred Corporate Debt Security	0.0	**
Right	0.0	**
Investment Company	0.0	**
Warrant	0.0	**
Other Assets and Liabilities — Net(A)	0.8

Total	100.0%

% of Net
Transamerica Partners Balanced Portfolio	Assets

Common Stock	60.0%
Securities Lending Collateral	21.6
U.S. Government Agency Obligation	19.4
Corporate Debt Security	13.2
Mortgage-Backed Security	5.7
Asset-Backed Security	2.4
Foreign Government Obligation	0.8
U.S. Government Obligation	0.8
Repurchase Agreement	0.7
Preferred Corporate Debt Security	0.2
Warrant	0.1
Municipal Government Obligation	0.1
Preferred Stock	0.1
Purchased Option	0.0 *
Other Assets and Liabilities — Net(A)	(25.1)

Total	100.0%

% of Net
Transamerica Partners Large Value Portfolio	Assets

Common Stock	98.2%
Securities Lending Collateral	2.6
Repurchase Agreement	1.5
Other Assets and Liabilities — Net(A)	(2.3)

Total	100.0%

% of Net
Transamerica Partners Large Core Portfolio	Assets

Common Stock	98.3%
Securities Lending Collateral	17.5
Repurchase Agreement	1.8
Other Assets and Liabilities — Net(A)	(17.6)

Total	100.0%

% of Net
Transamerica Partners Large Growth Portfolio	Assets

Common Stock	98.3%
Securities Lending Collateral	8.1
Repurchase Agreement	1.2
Other Assets and Liabilities — Net(A)	(7.6)

Total	100.0%

% of Net
Transamerica Partners Mid Value Portfolio	Assets

Common Stock	96.8%
Securities Lending Collateral	7.8
Repurchase Agreement	2.6
Other Assets and Liabilities — Net(A)	(7.2)

Total	100.0%

Transamerica Partners Portfolios	Semi-Annual Report 2011

Schedules of Investments Composition (continued)
At June 30, 2011
(the following charts summarize the Schedule of Investments of each portfolio by asset type)
(unaudited)

% of Net
Transamerica Partners Mid Growth Portfolio	Assets

Common Stock	99.2%
Securities Lending Collateral	25.5
Repurchase Agreement	0.8
Other Assets and Liabilities — Net(A)	(25.5)

Total	100.0%

% of Net
Transamerica Partners Small Value Portfolio	Assets

Common Stock	95.6%
Securities Lending Collateral	25.6
Repurchase Agreement	4.2
Other Assets and Liabilities — Net(A)	(25.4)

Total	100.0%

% of Net
Transamerica Partners Small Core Portfolio	Assets

Common Stock	97.5%
Securities Lending Collateral	25.7
Repurchase Agreement	2.1
Investment Company	0.2
Short-Term U.S. Government Obligation	0.1
Other Assets and Liabilities — Net(A)	(25.6)

Total	100.0%

% of Net
Transamerica Partners Small Growth Portfolio	Assets

Common Stock	98.3%
Securities Lending Collateral	25.6
Warrant	0.0 *
Other Assets and Liabilities — Net(A)	(23.9)

Total	100.0%

Transamerica Partners International	% of Net
Equity Portfolio	Assets

Common Stock	95.6%
Securities Lending Collateral	9.3
Preferred Stock	2.6
Repurchase Agreement	1.1
Other Assets and Liabilities — Net(A)	(8.6)

Total	100.0%

(A)	The Other Assets and Liabilities — Net category may include, but is not limited to, Forward Currencies contracts, Futures contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, and Cash Collateral.

*	Amount rounds to less than 0.1% or (0.1%).

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Money Market Portfolio
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

COMMERCIAL PAPER - 30.1%
Commercial Banks - 14.0%
Australia & New Zealand Banking Group, Ltd.
0.25%, 11/09/2011 - 144A	$13,700	$13,688
Banco Bilbao Vizcaya Argentaria SA
0.50%, 08/12/2011 - 144A	24,600	24,586
Credit Suisse
0.19%, 07/14/2011	25,950	25,948
European Investment Bank
0.17%, 07/08/2011	20,500	20,499
HSBC USA, Inc.
0.12%, 07/13/2011	16,250	16,249
Kreditanstalt fuer Wiederaufbau
0.15%, 08/19/2011 - 144A	13,300	13,297
UBS Finance Delaware LLC
0.32%, 12/12/2011	13,500	13,480
Westpac Banking Corp.
0.33%, 11/07/2011 - 144A	10,050	10,038
Diversified Financial Services - 11.1%
JPMorgan Chase & Co.
0.00%, 07/01/2011	29,800	29,800
Nordea North America, Inc.
0.20%, 07/18/2011	10,650	10,649
0.23%, 12/09/2011	19,300	19,280
Rabobank USA Financial Corp.
0.21%, 09/09/2011	14,050	14,044
Societe Generale North America, Inc.
0.40%, 07/06/2011	19,100	19,099
0.53%, 08/08/2011	16,000	15,991
Food & Staples Retailing - 1.9%
Wal-Mart Stores, Inc.
0.05%, 07/11/2011 - 144A	18,950	18,950
Household Products - 2.3%
Procter & Gamble International Funding SCA
0.07%, 07/05/2011 - 144A	22,150	22,150
Pharmaceuticals - 0.8%
Novartis Securities Investment, Ltd.
0.18%, 10/11/2011 - 144A	8,100	8,096

Total Commercial Paper (cost $295,844)		295,844

CERTIFICATES OF DEPOSIT - 38.1%
Commercial Banks - 38.1%
Abbey National Treasury Services PLC
0.55%, 08/24/2011 *	31,200	31,200
Bank of Montreal
0.14%, 07/06/2011 *	17,400	17,400
Bank of Nova Scotia
0.24%, 07/01/2011 *	21,000	21,000
Barclays Bank PLC
0.23%, 08/03/2011 *	17,200	17,200
BNP Paribas
0.45%, 07/18/2011 *	29,850	29,850
Commonwealth Bank of Australia
0.28%, 05/21/2012 - 144A *	26,800	26,800
Credit Agricole SA
0.35%, 11/03/2011 *	27,550	27,550
Deutsche Bank AG
0.20%, 10/17/2011 *	27,350	27,350
Lloyds TSB Bank PLC
0.24%, 07/22/2011	15,500	15,500
Rabobank Nederland NV
0.31%, 10/12/2011 *	23,450	23,451
Royal Bank of Canada
0.21%, 08/26/2011 *	23,350	23,350
0.25%, 03/12/2012 *	12,450	12,450
Svenska Handelsbanken AB
0.18%, 09/15/2011	19,650	19,650
0.20%, 08/18/2011 *	14,350	14,350
Toronto-Dominion Bank
0.13%, 08/05/2011 *	24,350	24,350
Westpac Banking Corp.
0.28%, 05/11/2012 *	23,400	23,400
0.96%, 02/21/2012 *	18,700	18,780

Total Certificate of Deposits (cost $373,631)		373,631

CORPORATE DEBT SECURITIES - 4.6%
Commercial Banks - 1.7%
Eksportfinans ASA
5.13%, 10/26/2011	8,500	8,629
National Australia Bank, Ltd.
0.37%, 07/07/2011 - 144A *	7,900	7,900
Diversified Financial Services - 2.9%
Shell International Finance BV
0.28%, 09/22/2011 *	28,800	28,806

Total Corporate Debt Securities (cost $45,335)		45,335

FOREIGN GOVERNMENT OBLIGATION - 1.5%
International Bank for Reconstruction & Development
0.24%, 07/13/2011 *	14,550	14,550
Total Foreign Government Obligation (cost $14,550)

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 1.4%
World Bank Discount Notes
0.04%, 07/27/2011	13,800	13,800
Total Short-Term Foreign Government Obligation (cost $13,800)

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 9.2%
Fannie Mae
0.11%, 07/05/2011	19,500	19,500
0.13%, 12/01/2011	20,250	20,239
Freddie Mac
0.00%, 07/01/2011	15,500	15,500
0.03%, 08/10/2011	14,350	14,350
U.S. Treasury Bill
0.16%, 08/25/2011	20,500	20,494

Total Short-Term U.S. Government Obligations (cost $90,083)		90,083

U.S. GOVERNMENT OBLIGATIONS - 6.8%
U.S. Treasury Note
0.75%, 11/30/2011	14,250	14,281
0.88%, 01/31/2012	16,850	16,918
1.00%, 07/31/2011 - 12/31/2011	36,000	36,078

Total U.S. Government Obligations (cost $67,277)		67,277

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Money Market Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENTS - 8.3%
Barclays Bank PLC 0.02% ▲, dated 06/30/2011, to be repurchased at $22,100 on 07/01/2011. Collateralized by a U.S. Government Obligation, 4.38%, due 11/15/2039, with a value of $22,542.	$22,100	$22,100
Deutsche Bank AG 0.01% ▲, dated 06/30/2011, to be repurchased at $7,700 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 12/09/2014, with a value of $7,856.	7,700	7,700
Goldman Sachs 0.02% ▲, dated 06/30/2011, to be repurchased at $24,500 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 1.25%, due 05/07/2012, with a value of $24,990.	24,500	24,500
HSBC Bank USA 0.01% ▲, dated 06/30/2011, to be repurchased at $27,260 on 07/01/2011. Collateralized by U.S. Government Agency Obligations, 0.50% - 3.00%, due 10/30/2012 - 09/01/2016, with a total value of $27,808.	27,260	27,260
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $5 on 07/01/2011. Collateralized by a U.S. Government Obligation, 1.75%, due 05/31/2016, with a value of $10.	5	5

Total Repurchase Agreements (cost $81,565)		81,565

Total Investment Securities (cost $982,085) #		982,085
Other Assets and Liabilities — Net		128

Net Assets		$982,213

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 06/30/2011.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $982,085.
DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2011, these securities aggregated $145,505, or 14.81%, of the fund’s net assets.
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Money Market Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY: э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Certificates of Deposit	$—	$373,631	$—	$373,631
Commercial Papers	—	295,844	—	295,844
Corporate Debt Securities	—	45,335	—	45,335
Foreign Government Obligations	—	14,550	—	14,550
Repurchase Agreement	—	81,565	—	81,565
Short-Term Foreign Government Obligations	—	13,800	—	13,800
Short-Term U.S. Government Obligations	—	90,083	—	90,083
U.S. Government Obligations	—	67,277	—	67,277

Total	$—	$982,085	$—	$982,085

э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 2.4%
U.S. Treasury Note
0.50%, 05/31/2013 ^	$4,000	$4,004
0.75%, 03/31/2013	7,200	7,242

Total U.S. Government Obligations (cost $11,222)		11,246

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.5%
Fannie Mae
1.75%, 02/22/2013	4,000	4,083
2.50%, 05/15/2014 ^	950	992
4.00%, 12/25/2029 - 07/25/2033	699	716
4.50%, 09/01/2013	700	743
5.50%, 12/01/2022	739	808
6.00%, 07/01/2014 - 09/01/2014	215	234
Freddie Mac
1.00%, 03/27/2013 ^	5,000	5,047
2.87%, 12/15/2016	460	463
3.38%, 03/15/2018	2,038	2,113
4.00%, 09/15/2016 - 09/15/2017	1,543	1,568
5.50%, 06/01/2014 - 04/01/2017	377	406
6.00%, 10/15/2021	1,203	1,242
6.50%, 02/01/2013 - 04/01/2013	46	49
Ginnie Mae
4.66%, 12/16/2030 *	1,681	1,768
5.75%, 12/15/2022	785	876

Total U.S. Government Agency Obligations (cost $20,603)		21,108

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%
Province of Ontario Canada
1.38%, 01/27/2014	4,795	4,823
Province of Quebec Canada
4.88%, 05/05/2014 ^	3,650	4,033

Total Foreign Government Obligations (cost $8,816)		8,856

MORTGAGE-BACKED SECURITIES - 20.6%
Bear Stearns Commercial Mortgage Securities
Series 2002-PBW1, Class A1 3.97%, 11/11/2035 *	41	41
Series 2007-PW15, Class A2 5.21%, 02/11/2044	1,168	1,186
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class A2 3.76%, 04/15/2044 - 144A	3,000	3,045
Commercial Mortgage Pass-Through Certificates
Series 2001-J2A, Class B 6.30%, 07/16/2034 - 144A	2,425	2,433
Series 2005-LP5, Class A2 4.63%, 05/10/2043	1,272	1,282
Series 2006-C8, Class A3 5.31%, 12/10/2046	5,690	5,920
Community Program Loan Trust
Series 1987-A, Class A4 4.50%, 10/01/2018	324	327
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class A2 4.18%, 11/15/2037	853	852
Credit Suisse Mortgage Capital Certificates
Series 2007-C5, Class A2 5.59%, 09/15/2040	3,000	3,082
Crusade Global Trust
Series 2004-2, Class A1 0.39%, 11/19/2037 *	431	420
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A2 5.17%, 08/15/2048	3,194	3,266
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A2 4.35%, 06/10/2048	2,745	2,747
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A2 4.31%, 08/10/2042	1,360	1,365
Series 2006-GG7, Class A2 5.88%, 07/10/2038 *	1,729	1,729
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A4 4.96%, 08/10/2038	4,400	4,432
Series 2006-GG6, Class A2 5.51%, 04/10/2038 *	616	616
Series 2006-GG6, Class AAB 5.59%, 04/10/2038 *	4,067	4,322
Series 2006-GG8, Class AAB 5.54%, 11/10/2039	4,700	5,018
Series 2007-GG10, Class AAB 5.80%, 08/10/2045 *	5,010	5,249
Interstar Millennium Trust
Series 2003-3G, Class A2 0.75%, 09/27/2035 *	179	165
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2002-C2, Class A1 4.33%, 12/12/2034	60	60
Series 2006-LDP7, Class A2 6.05%, 04/15/2045 *	978	977
Series 2007-C1, Class A3 5.79%, 02/15/2051	7,000	7,460
LB Commercial Conduit Mortgage Trust
Series 1999-C2, Class G 6.72%, 10/15/2032 - 144A	2,732	2,729
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3 4.56%, 09/15/2027 *	4,550	4,579
Series 2005-C7, Class A2 5.10%, 11/15/2030	623	623
Series 2006-C4, Class AAB 5.84%, 06/15/2032 *	3,966	4,245
Series 2006-C7, Class A2 5.30%, 11/15/2038	2,607	2,628
Series 2007-C2, Class A2 5.30%, 02/15/2040	4,220	4,305
Merrill Lynch Mortgage Trust
Series 2005-MKB2, Class A2 4.81%, 09/12/2042	2,070	2,069
Series 2006-C1, Class A2 5.63%, 05/12/2039 *	470	485
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class A2 6.13%, 08/12/2049 *	2,000	2,093
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust
Series 2003-C5, Class A1 2.99%, 06/15/2035	$576	$575
Series 2003-C9, Class A3 4.61%, 12/15/2035	1,094	1,117
Series 2007-C30, Class A3 5.25%, 12/15/2043	4,700	4,811
Series 2007-C30, Class APB 5.29%, 12/15/2043	5,000	5,301
Series 2007-C33, Class A3 6.10%, 02/15/2051 *	4,300	4,571
Wells Fargo Mortgage Backed Securities Trust
Series 2005-9, Class 1A1 4.75%, 10/25/2035	494	496

Total Mortgage-Backed Securities (cost $95,732)		96,621

ASSET-BACKED SECURITIES - 30.8%
AmeriCredit Automobile Receivables Trust
Series 2009-1, Class B 9.79%, 04/15/2014	1,000	1,105
Avis Budget Rental Car Funding AESOP LLC
Series 2010-5A, Class A 3.15%, 03/20/2017 - 144A	2,000	2,022
BMW Vehicle Lease Trust
Series 2009-1, Class A3 2.91%, 03/15/2012	300	301
BMW Vehicle Owner Trust
Series 2010-A, Class A4 2.10%, 10/25/2016	4,000	4,097
Cabela’s Master Credit Card Trust
Series 2006-3A, Class A1 5.26%, 10/15/2014 - 144A	3,000	3,028
Capital One Multi-Asset Execution Trust
Series 2006-10, Class A 5.15%, 06/16/2014	3,000	3,018
Series 2008-A3, Class A3 5.05%, 02/15/2016	4,750	5,107
CarMax Auto Owner Trust
Series 2010-2, Class A3 1.41%, 02/16/2015	4,750	4,791
CenterPoint Energy Transition Bond Co., LLC
Series 2009-1, Class A1 1.83%, 02/15/2016	4,119	4,186
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-4, Class 1A6 4.43%, 10/25/2014 *	1,346	1,356
CIT Equipment Collateral
Series 2009-VT1, Class A3 3.07%, 08/15/2016 - 144A	688	692
Citibank Credit Card Issuance Trust
Series 2009-A5, Class A5 2.25%, 12/23/2014	3,000	3,071
Citibank Omni Master Trust
Series 2009-A8, Class A8 2.29%, 05/16/2016 - 144A *	2,850	2,884
CNH Equipment Trust
Series 2009-B, Class A4 5.17%, 10/15/2014	2,794	2,873
Series 2009-C, Class A4 3.00%, 08/17/2015	3,000	3,080
Series 2009-C, Class B 4.98%, 04/15/2016	500	528
Series 2010-A, Class B 4.04%, 09/15/2016	2,175	2,244
Series 2010-B, Class A4 1.74%, 01/17/2017	4,400	4,437
Discover Card Master Trust
Series 2008-A4, Class A4 5.65%, 12/15/2015	4,500	4,919
Entergy Texas Restoration Funding LLC
Series 2009-A, Class A1 1.00%, 02/01/2016	1,874	1,917
Ford Credit Auto Owner Trust
Series 2006-C, Class D 6.89%, 05/15/2013 - 144A	2,000	2,013
Series 2007-A, Class B 5.60%, 10/15/2012	1,000	1,020
Series 2010-A, Class A3 1.32%, 06/15/2014	2,630	2,645
Series 2010-B, Class A4 1.58%, 09/15/2015	2,725	2,750
Series 2010-B, Class B 2.54%, 02/15/2016	5,500	5,654
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class A1 1.50%, 09/15/2015	2,000	2,008
GE Capital Credit Card Master Note Trust
Series 2009-2, Class A 3.69%, 07/15/2015	4,377	4,502
Series 2010-3, Class A 2.21%, 06/15/2016	3,000	3,071
GE Equipment Midticket LLC
Series 2009-1, Class A4 3.13%, 11/16/2020	4,750	4,892
GE Equipment Transportation LLC
Series 2011-1, Class A4 1.33%, 05/20/2019	1,000	996
Honda Auto Receivables Owner Trust
Series 2009-2, Class A3 2.79%, 01/16/2012	547	551
Series 2009-2, Class A4 4.43%, 08/15/2012	2,650	2,751
Series 2010-1, Class A3 1.25%, 10/21/2013	2,262	2,272
Hyundai Auto Receivables Trust
Series 2008-A, Class A3 4.93%, 12/17/2012	875	884
Series 2010-B, Class A4 1.63%, 03/15/2017	2,000	1,999
Series 2011-A, Class A4 1.78%, 12/15/2015	3,000	3,032
Macquarie Equipment Funding Trust
Series 2011-A, Class A3 1.91%, 04/20/2017 - 144A	1,800	1,816
Massachusetts RRB Special Purpose Trust
Series 2005-1, Class A4 4.40%, 03/15/2015	1,582	1,647
MBNA Credit Card Master Note Trust
Series 2004-B1, Class B1 4.45%, 08/15/2016	1,100	1,180
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Receivables Trust
Series 2010-1, Class A3 1.42%, 08/15/2014	$1,745	$1,759
MMAF Equipment Finance LLC
Series 2009-AA, Class A4 3.51%, 01/15/2030 - 144A	5,385	5,637
Nissan Auto Lease Trust
Series 2009-B, Class A3 2.07%, 01/15/2015	602	604
North Carolina State Education Assistance Authority
Series 2011-2, Class A1 0.79%, 10/26/2020 *	1,500	1,497
Popular ABS Mortgage Pass-Through Trust
Series 2005-3, Class AF3 4.44%, 07/25/2035 *	186	186
Railcar Leasing LLC
Series 1, Class A2 7.13%, 01/15/2013 - 144A ә	4,659	4,874
Toyota Auto Receivables Owner Trust
Series 2010-A, Class A3 1.27%, 12/16/2013	4,000	4,021
USAA Auto Owner Trust
Series 2009-2, Class A4 2.53%, 06/17/2013	1,005	1,034
Series 2010-1, Class A3 1.30%, 06/16/2014	2,578	2,590
Volkswagen Auto Lease Trust
Series 2009-A, Class A3 3.41%, 04/16/2012	827	830
Volkswagen Auto Loan Enhanced Trust
Series 2010-1, Class A4 2.14%, 08/22/2016	1,870	1,911
Series 2011-1, Class A3 1.22%, 06/22/2015	3,250	3,269
World Financial Network Credit Card Master Trust
Series 2009-B, Class A 3.79%, 05/15/2016	2,450	2,512
Series 2009-D, Class A 4.66%, 05/15/2017	1,250	1,334
Series 2010-A, Class A 3.96%, 04/15/2019	4,750	5,024
World Omni Auto Receivables Trust
Series 2010-A, Class A4 2.21%, 09/15/2013	2,200	2,245
World Omni Automobile Lease Securitization Trust
Series 2011-A, Class A3 1.49%, 10/15/2014	3,750	3,766

Total Asset-Backed Securities (cost $143,478)		144,432

CORPORATE DEBT SECURITIES - 37.9%
Beverages - 2.1%
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 03/26/2013	4,700	4,816
Bottling Group LLC
6.95%, 03/15/2014	4,210	4,826
Capital Markets - 4.0%
Credit Suisse
5.50%, 05/01/2014 ^	4,230	4,646
Goldman Sachs Group, Inc.
0.45%, 02/06/2012 * ^	4,330	4,329
3.63%, 08/01/2012	3,005	3,093
Morgan Stanley
6.00%, 05/13/2014	6,100	6,644
Chemicals - 0.6%
Airgas, Inc.
4.50%, 09/15/2014	2,591	2,774
Commercial Banks - 4.1%
Bank of Nova Scotia
2.25%, 01/22/2013	6,640	6,797
PNC Funding Corp.
3.00%, 05/19/2014	4,175	4,328
Wells Fargo Bank NA — Series AI
4.75%, 02/09/2015 ^	5,000	5,348
Westpac Banking Corp.
2.25%, 11/19/2012	2,705	2,757
Commercial Services & Supplies - 1.4%
Yale University
2.90%, 10/15/2014 ^	6,250	6,585
Consumer Finance - 3.0%
American Express Credit Corp.
1.10%, 06/24/2014 *	4,345	4,350
7.30%, 08/20/2013	3,350	3,729
Capital One Financial Corp.
5.70%, 09/15/2011	4,520	4,565
Caterpillar Financial Services Corp.
1.38%, 05/20/2014	1,410	1,416
Diversified Financial Services - 8.1%
Citigroup, Inc.
5.30%, 10/17/2012 ^	4,625	4,854
CME Group, Inc.
5.40%, 08/01/2013	2,275	2,475
Diageo Finance BV
5.50%, 04/01/2013	3,320	3,586
FUEL Trust
3.98%, 06/15/2016 - 144A	1,750	1,736
4.21%, 04/15/2016 - 144A	2,060	2,068
General Electric Capital Corp.
1.88%, 09/16/2013	2,000	2,023
2.10%, 01/07/2014	5,700	5,780
John Deere Capital Corp.
5.25%, 10/01/2012	2,875	3,039
JPMorgan Chase & Co.
3.45%, 03/01/2016	5,610	5,714
Merrill Lynch & Co., Inc.
5.45%, 02/05/2013 ^	3,025	3,209
NYSE Euronext
4.80%, 06/28/2013	3,670	3,924
Diversified Telecommunication Services - 1.4%
AT&T, Inc.
4.95%, 01/15/2013	6,375	6,758
Electric Utilities - 1.4%
Hydro Quebec
2.00%, 06/30/2016	4,160	4,098
Public Service Electric & Gas Co.
5.13%, 09/01/2012	2,365	2,484
Food & Staples Retailing - 1.0%
CVS Caremark Corp.
3.25%, 05/18/2015 ^	1,100	1,142
5.75%, 08/15/2011	3,470	3,490
Household Products - 0.8%
Procter & Gamble Co.
1.38%, 08/01/2012	3,870	3,900
Insurance - 4.1%
Berkshire Hathaway, Inc.
1.40%, 02/10/2012 ^	4,920	4,951
Berkshire Hathaway Finance Corp.
5.00%, 08/15/2013	2,465	2,662
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Insurance (continued)
Metropolitan Life Global Funding I
2.50%, 09/29/2015 - 144A	$7,285	$7,277
5.13%, 06/10/2014 - 144A	430	470
New York Life Global Funding
5.38%, 09/15/2013 - 144A	3,745	4,085
Machinery - 0.5%
Caterpillar, Inc.
1.38%, 05/27/2014	2,365	2,375
Media - 0.6%
Comcast Corp.
5.30%, 01/15/2014	2,600	2,851
Office Electronics - 0.8%
Xerox Corp.
8.25%, 05/15/2014	3,005	3,526
Oil, Gas & Consumable Fuels - 1.7%
Shell International Finance BV
4.00%, 03/21/2014 ^	4,025	4,333
Total Capital Canada, Ltd.
1.63%, 01/28/2014	3,460	3,510
Pharmaceuticals - 0.7%
Novartis Capital Corp.
1.90%, 04/24/2013	3,215	3,290
Real Estate Investment Trusts - 0.2%
Boston Properties, LP
6.25%, 01/15/2013 ^	776	833
Wireless Telecommunication Services - 1.4%
ALLTEL Corp.
7.00%, 07/01/2012	6,150	6,524

Total Corporate Debt Securities (cost $174,463)		177,970

	Shares	Value

SECURITIES LENDING COLLATERAL - 4.7%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	22,226,994	22,227
Total Securities Lending Collateral (cost $22,227)

	Principal	Value

REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $6,731 on 07/01/2011. Collateralized by a U.S. Government Obligation, 1.75%, due 05/31/2016, with a value of $6,867.	$6,731	6,731
Total Repurchase Agreement (cost $6,731)

Total Investment Securities (cost $483,272) #		489,191
Other Assets and Liabilities — Net		(19,569)

Net Assets		$469,622

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $21,779.

*	Floating or variable rate note. Rate is listed as of 06/30/2011.

ә	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $4,874, or 1.04% of the fund’s net assets.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $483,272. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,297 and $1,378, respectively. Net unrealized appreciation for tax purposes is $5,919.
DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2011, these securities aggregated $46,809, or 9.97%, of the fund’s net assets.
VALUATION SUMMARY: э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Asset-Backed Securities	$—	$144,432	$—	$144,432
Corporate Debt Securities	—	177,970	—	177,970
Foreign Government Obligations	—	8,856	—	8,856
Mortgage-Backed Securities	—	96,621	—	96,621
Repurchase Agreement	—	6,731	—	6,731
Securities Lending Collateral	22,227	—	—	22,227
U.S. Government Agency Obligations	—	21,108	—	21,108
U.S. Government Obligations	—	11,246	—	11,246

Total	$22,227	$466,964	$—	$489,191

э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 93.7%
U.S. Treasury Bond
3.13%, 05/15/2021 ^ g		$17,665	$17,615
3.63%, 02/15/2021 ^		3,175	3,311
4.38%, 05/15/2040 g		830	830
4.38%, 05/15/2041 α		2,325	2,320
4.75%, 02/15/2041 g		2,123	2,257
U.S. Treasury Inflation Indexed Bond
0.13%, 04/15/2016		1,396	1,427
1.13%, 01/15/2021		10,860	11,277
1.75%, 01/15/2028		4,336	4,537
2.00%, 01/15/2026		15,679	17,132
2.13%, 02/15/2040		22,578	24,570
2.38%, 01/15/2025 - 01/15/2027		30,950	35,524
2.50%, 01/15/2029		581	675
3.38%, 04/15/2032		971	1,284
3.63%, 04/15/2028		7,438	9,794
3.88%, 04/15/2029		13,104	17,955
U.S. Treasury Inflation Indexed Note
0.50%, 04/15/2015		10,609	11,065
1.25%, 04/15/2014		4,149	4,402
1.38%, 07/15/2018 ^		7,737	8,401
1.38%, 01/15/2020 g		8,883	6,308
1.63%, 01/15/2015 - 01/15/2018		7,875	8,576
1.88%, 07/15/2013 - 07/15/2015		27,507	29,677
1.88%, 07/15/2019 g		8,030	8,980
2.00%, 04/15/2012 - 01/15/2016		43,359	45,768
2.13%, 01/15/2019		2,263	2,571
2.38%, 01/15/2017 ^		21,470	24,493
2.50%, 07/15/2016		9,559	10,939
3.38%, 01/15/2012		7,433	7,594
U.S. Treasury Note
2.13%, 02/15/2041 ^		16,673	18,116

Total U.S. Government Obligations (cost $324,580)			337,398

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Hellenic Republic Government Bond
2.30%, 07/25/2030	EUR	1,151	642
International Bank for Reconstruction & Development CPI
2.09%, 12/10/2013 *		$315	323

Total Foreign Government Obligations (cost $1,365)			965

MORTGAGE-BACKED SECURITY - 0.2%
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Class A4 4.55%, 12/10/2041		678	683
Total Mortgage-Backed Security (cost $650)

CORPORATE DEBT SECURITY - 0.2%
Diversified Financial Services - 0.2%
Bear Stearns Cos., LLC CPI
4.48%, 03/10/2014 *		649	650
Total Corporate Debt Security (cost $614)

STRUCTURED NOTE DEBT - 0.2%
Consumer Finance - 0.2%
SLM Corp. CPI
4.23%, 01/31/2014 *		900	892
Total Structured Note Debt (cost $845)

	Notional
	Amount	Value

PURCHASED OPTION - 0.0% ∞
Put Option - 0.0% ∞
Eurodollar, Mid-Curve 1-Year Future Put Strike $98.25 Expires 09/16/2011	$813	$6
Total Purchased Option (cost $147)

PURCHASED SWAPTIONS - 0.3%
Call Swaptions - 0.3%
If exercised the Portfolio receives 4.31%, and pays floating 3 month LIBOR, European Style Expires 01/14/2013	4,700	289
If exercised the Portfolio receives 4.39%, and pays floating 3 month LIBOR, European Style Expires 05/08/2012	5,000	365
If exercised the Portfolio receives 4.39%, and pays floating 3 month LIBOR, European Style Expires 07/15/2015	2,200	106
Put Swaptions - 0.0% ∞
If exercised the Portfolio receives floating 3 month LIBOR, and pays 4.31%, European Style Expires 01/14/2013	4,700	170
If exercised the Portfolio receives floating 3 month LIBOR, and pays 4.39%, European Style Expires 05/08/2012	5,000	71
If exercised the Portfolio receives floating 3 month LIBOR, and pays 4.39%, European Style Expires 07/15/2015	2,200	171

Total Purchased Swaptions (cost $1,361)		1,172

	Shares	Value

SECURITIES LENDING COLLATERAL - 7.2%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	26,036,108	26,036
Total Securities Lending Collateral (cost $26,036)

	Principal	Value

REPURCHASE AGREEMENT - 5.9%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $21,326 on 07/01/2011. Collateralized by a U.S. Government Obligation, 1.75%, due 05/31/2016, with a value of $21,753.	$21,326	21,326
Total Repurchase Agreement (cost $21,326)

Total Investment Securities (cost $376,924) #		389,128
Other Assets and Liabilities — Net		(28,709)

Net Assets		$360,419

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Notional
	Amount	Value

WRITTEN-OPTIONS - 0.0% p ∞
Call Option - 0.0% ∞
10-Year U.S. Treasury Note Future	$(124)	$(87)
Call Strike $124.00
Expires 08/26/2011
Put Option - 0.0% 8
Eurodollar, Mid-Curve 1-Year Future	(813)	(2)
Put Strike $97.75
Expires 09/16/2011

Total Written Options (Premiums: $(137))		(89)

WRITTEN SWAPTIONS: p

		Pay/Receive	Exercise	Expiration		Premiums Paid
Description	Floating Rate Index	Floating Rate	Rate	Date	Notional Amount	(Received)	Value
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.90%	03/19/2012	$(6,000)	$(229)	$(278)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.01	02/02/2012	(5,200)	(202)	(281)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.06	07/15/2013	(2,600)	(148)	(116)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.13	12/16/2011	(8,600)	(355)	(547)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.78	02/25/2014	(5,000)	(292)	(372)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	5.39	01/06/2015	(2,500)	(173)	(242)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	0.90	09/06/2011	(25,900)	(39)	(31)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	1.00	09/19/2011	(70,700)	(57)	(68)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.45	09/19/2011	(17,700)	(171)	(241)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.90	03/19/2012	(6,000)	(229)	(131)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.01	02/02/2012	(5,200)	(202)	(76)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.06	07/15/2013	(2,600)	(148)	(148)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.13	12/16/2011	(8,600)	(353)	(70)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.78	02/25/2014	(5,000)	(292)	(238)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	5.39	01/06/2015	(2,500)	(173)	(109)

						$(3,063)	$(2,948)

SWAP AGREEMENTS: p
INTEREST RATE SWAP AGREEMENTS — FIXED RATE RECEIVABLE:

							Premiums	Net Unrealized
		Maturity		Currency	Notional	Market	Paid	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	(Received)	(Depreciation)
3-Month USD LIBOR	0.64%	06/21/2013	CBK	USD	$20,700	$17	$—	$17
U.S. CPI Urban Consumers NAS	1.84	10/25/2015	MYC	USD	4,730	151	—	151

						$168	$—	$168

INTEREST RATE SWAP AGREEMENTS — FIXED RATE PAYABLE:

							Premiums	Net Unrealized
		Maturity		Currency	Notional	Market	Paid	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	(Received)	(Depreciation)
3-Month USD LIBOR	3.38%	05/04/2021	CBK	USD	$2,400	$30	$—	$30
3-Month USD LIBOR	3.26	05/09/2021	DUB	USD	2,000	4	—	4
U.S. CPI Urban Consumers NAS	2.47	10/25/2020	MYC	USD	2,495	(87)	—	(87)
U.S. CPI Urban Consumers NAS	2.67	06/23/2021	DUB	USD	4,345	(41)	—	(41)

						$(94)	$—	$(94)

FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)
10-Year U.S. Treasury Note	Long	98	09/21/2011	$(100)
2-Year U.S. Treasury Note	Short	(215)	09/30/2011	(39)
30-Year U.S. Treasury Bond	Short	(101)	09/21/2011	219
5-Year U.S. Treasury Note	Short	(126)	09/30/2011	(121)
Ultra Long U.S. Treasury Bond	Short	(84)	09/21/2011	192

				$151

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)
Euro	(455)	07/27/2011	$(661)	$2
Euro	200	07/27/2011	290	w
Japanese Yen	(572,023)	12/05/2011	(7,079)	(37)

				$(35)

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $25,525.

*	Floating or variable rate note. Rate is listed as of 06/30/2011.

∞	Percentage rounds to less than 0.1%.

w	Value is less than $1 or zero.

Г	Contract amounts are not in thousands.

p	Securities with an aggregate market value of $1,045 have been pledged by the broker as collateral with the broker for open swap contracts and/or swaptions.

α	A portion of this security in the amount of $2,118 has been segregated as collateral with the broker for open swaps contracts and/or for swaptions.

g	A portion of these securities in the amount of $1,321 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $376,924. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $13,329 and $1,125, respectively. Net unrealized appreciation for tax purposes is $12,204.
DEFINITIONS:

CBK	Citibank N.A.
CPI	Consumer Price Index
DUB	Deutsche Bank AG
EUR	Euro
LIBOR	London Interbank Offered Rate
MYC	Morgan Stanley Capital Services
NAS	National Academy of Sciences
USD	United States Dollar
VALUATION SUMMARY: э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Corporate Debt Securities	$—	$650	$—	$650
Foreign Government Obligations	—	965	—	965
Mortgage-Backed Securities	—	683	—	683
Purchased Options	6	—	—	6
Purchased Swaptions	—	1,172	—	1,172
Repurchase Agreement	—	21,326	—	21,326
Securities Lending Collateral	26,036	—	—	26,036
Structured Note Debts	—	892	—	892
U.S. Government Obligations	—	337,398	—	337,398

Total	$26,042	$363,086	$—	$389,128

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments	Prices	Inputs	Inputs	06/30/2011
Written Options	$—	$(89)	$—	$(89)
Written Swaptions	—	(2,948)	—	(2,948)

Total	$—	$(3,037)	$—	$(3,037)

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY (continued):

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments Ғ	Prices	Inputs	Inputs	06/30/2011
Interest Rate Swap — Appreciation	$—	$202	$—	$202
Interest Rate Swap — Depreciation	—	(128)	—	(128)
Futures Contracts — Appreciation	411	—	—	411
Futures Contracts — Depreciation	(260)	—	—	(260)
Forward Foreign Currency Contracts — Appreciation	—	2	—	2
Forward Foreign Currency Contracts — Depreciation	—	(37)	—	(37)

Total	$151	$39	$—	$190

э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

Ғ	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 6.5%
U.S. Treasury Bond
3.25%, 05/15/2021		$36,880	$36,776
4.38%, 05/15/2041 γ		43,570	43,503
4.75%, 02/15/2041 γ		12,865	13,675
U.S. Treasury Note
0.63%, 01/31/2013 γ		3,500	3,514
1.50%, 06/30/2016		3,335	3,294
1.75%, 05/31/2016		2,535	2,539

Total U.S. Government Obligations (cost $105,135)			103,301

U.S. GOVERNMENT AGENCY OBLIGATIONS - 45.6%
Fannie Mae
1.98%, 01/01/2035 *		58	61
2.04%, 08/01/2034 *		27	28
2.74%, 08/01/2035		165	174
3.04%, 03/01/2041 *		1,762	1,822
3.15%, 03/01/2041 *		2,518	2,602
3.32%, 12/01/2040 *		4,004	4,153
4.00%, 02/01/2026 - 02/01/2041		80,172	82,225
4.36%, 10/09/2019		5,460	3,822
4.50%, 10/01/2040 - 06/01/2041		160,274	166,345
4.63%, 05/01/2013 ▲		10,200	10,888
5.00%, 03/01/2040 - 06/01/2041		50,299	53,685
5.25%, 08/01/2012 γ		5,040	5,302
5.50%, 07/01/2014 - 08/01/2037		36,891	40,163
5.78%, 08/01/2037 *		18	19
6.00%, 02/01/2034 - 03/01/2038		6,011	6,666
6.00%, 04/01/2035 α		20,206	22,414
7.00%, 01/01/2015 - 09/01/2016		135	147
Fannie Mae, TBA
3.50%		14,700	14,249
4.00%		67,100	67,101
4.50%		21,800	22,652
5.00%		20,700	22,086
5.50%		33,600	36,356
6.00%		14,400	15,818
6.50%		19,300	21,851
Farmer Mac Guaranteed Notes Trust 2007-1
5.13%, 04/19/2017 - 144A		900	1,018
Freddie Mac
2.50%, 12/01/2034		39	41
3.06%, 02/01/2041 *		2,855	2,955
3.53%, 09/30/2019		3,425	3,438
3.97%, 01/25/2021 *		7,870	7,964
4.00%, 05/01/2026		22,160	23,169
4.50%, 02/01/2041 - 04/01/2041		27,207	28,160
4.74%, 09/01/2035 *		4,643	4,921
5.00%, 06/01/2041 - 06/01/2041		13,850	14,751
5.50%, 06/15/2015 - 12/01/2016		3,270	3,532
5.56%, 01/01/2038 *		1,139	1,219
5.63%, 06/13/2016		9,195	10,216
5.69%, 02/01/2037 *		82	87
5.77%, 05/01/2037 *		190	203
5.88%, 04/01/2037 *		440	469
5.88%, 05/01/2037 *		202	214
5.97%, 09/01/2037 *		242	261
6.00%, 02/01/2013 - 05/01/2031		1,759	1,945
Freddie Mac, TBA
5.00%		4,500	4,774
5.50%		100	108
Ginnie Mae
6.50%, 12/20/2031		47	54
Resolution Funding Corp., Interest STRIPS
2.88%, 07/15/2018 ▲		1,200	977
2.95%, 10/15/2018 ▲		1,200	964
Tennessee Valley Authority
5.25%, 09/15/2039		7,500	7,941
5.98%, 04/01/2036		440	507
U.S. Small Business Administration
4.50%, 02/01/2014		390	409

Total U.S. Government Agency Obligations (cost $714,480)			720,926

FOREIGN GOVERNMENT OBLIGATIONS - 1.6%
Hellenic Republic Government Bond
4.60%, 09/20/2040	EUR	780	468
Hydro Quebec
8.05%, 07/07/2024		$8,200	11,300
8.40%, 01/15/2022		3,065	4,228
9.40%, 02/01/2021		1,695	2,429
Poland Government International Bond
5.13%, 04/21/2021		2,945	3,044
United Mexican States
5.13%, 01/15/2020 ^		1,335	1,442
5.63%, 01/15/2017		1,693	1,924

Total Foreign Government Obligations (cost $25,170)			24,835

MORTGAGE-BACKED SECURITIES - 15.9%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2 1.03%, 02/25/2035 *		31	28
American Home Mortgage Assets
Series 2006-2, Class 2A1 0.44%, 09/25/2046 *		1,243	658
American Home Mortgage Investment Trust
Series 2005-4, Class 1A1 0.54%, 11/25/2045 *		195	123
Arkle Master Issuer PLC
Series 2010-1A, Class 2A 1.41%, 05/17/2060 - 144A *		7,140	7,128
Banc of America Funding Corp.
Series 2005-E, Class 4A1 2.83%, 03/20/2035 *		473	447
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2002-2, Class A3 5.12%, 07/11/2043		14,901	15,135
Series 2006-4, Class AM 5.68%, 07/10/2046		1,100	1,093
Series 2006-5, Class AM 5.45%, 09/10/2047		525	525
Series 2007-1, Class A4 5.45%, 01/15/2049		6,445	6,970
Series 2007-3, Class A2 5.80%, 06/10/2049 *		2,402	2,473
Series 2007-3, Class A4 5.62%, 06/10/2049 *		4,240	4,562
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-8, Class 14A1 5.39%, 11/25/2034 *	$2,588	$2,362
Series 2005-1, Class 4A1 5.26%, 03/25/2035 *	2,793	2,415
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2 3.17%, 11/25/2034 *	153	112
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class AM 5.45%, 12/11/2040 *	610	612
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2 0.40%, 12/25/2046 *	1,247	332
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A5 5.62%, 10/15/2048	1,170	1,270
Series 2007-CD4, Class A4 5.32%, 12/11/2049	4,868	5,165
Countrywide Alternative Loan Trust
Series 2005-36, Class 2A1A 0.56%, 08/25/2035 *	2,077	1,048
Series 2005-36, Class 3A1 2.98%, 08/25/2035 *	222	146
Series 2005-38, Class A3 0.60%, 09/25/2035 *	540	344
Series 2005-50CB, Class 1A1 5.50%, 11/25/2035	4,742	3,693
Series 2005-51, Class 3A3A 0.57%, 11/20/2035 *	1,788	1,106
Series 2005-59, Class 1A1 0.58%, 11/20/2035 *	273	171
Series 2006-OA21, Class A1 0.44%, 03/20/2047 *	4,907	2,488
Series 2007-5CB, Class 1A31 5.50%, 04/25/2037	3,507	2,389
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2003-60, Class 1A1 3.17%, 02/25/2034 *	274	230
Series 2004-23, Class A 2.52%, 11/25/2034 *	131	83
Series 2004-R2, Class 1AF1 0.67%, 11/25/2034 - 144A *	70	61
Series 2005-3, Class 1A2 0.54%, 04/25/2035 *	382	242
Series 2005-R1, Class 1AF1 0.61%, 03/25/2035 - 144A *	123	105
Series 2006-OA5, Class 2A1 0.45%, 04/25/2036 *	2,070	1,108
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C3, Class A5 3.94%, 05/15/2038	14,005	14,510
Series 2004-AR5, Class 7A2 2.70%, 06/25/2034 *	565	545
Credit Suisse Mortgage Capital Certificates
Series 2007-C2, Class A2 5.45%, 01/15/2049 *	2,086	2,108
Series 2011-4R, Class 1A1 6.23%, 09/27/2037 - 144A *	3,524	3,579
Series 2011-4R, Class 2A1 5.17%, 08/27/2037 - 144A *	4,266	4,183
Series 2011-4R, Class 5A1 5.66%, 05/27/2036 - 144A *	4,571	4,622
DBUBS Mortgage Trust
Series 2011-LC2A, Class A4 4.54%, 07/10/2044 - 144A	3,260	3,245
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2006-OA1, Class A1 0.45%, 02/25/2047 *	3,148	2,043
Deutsche Mortgage Securities, Inc.
Series 2005-W, Class 1A3 5.24%, 06/26/2035 - 144A *	1,270	1,217
Extended Stay America Trust
Series 2010-ESHA, Class A 2.95%, 11/05/2027 - 144A	7,886	7,842
Series 2010-ESHA, Class B 4.22%, 11/05/2027 - 144A	5,000	5,060
Series 2010-ESHA, Class C 4.86%, 11/05/2027 - 144A	3,330	3,324
Series 2010-ESHA, Class D 5.50%, 11/05/2027 - 144A	1,500	1,497
First Horizon Alternative Mortgage Securities
Series 2006-FA8, Class 1A8 0.62%, 02/25/2037 *	523	295
GMAC Commercial Mortgage Securities, Inc.
Series 2006-C1, Class AM 5.29%, 11/10/2045 *	920	912
GMAC Mortgage Corp., Loan Trust
Series 2003-AR2, Class 1A1 3.77%, 12/19/2033 *	43	40
Series 2005-AR1, Class 3A 3.10%, 03/18/2035 *	150	135
Greenpoint Mortgage Funding Trust
Series 2006-AR4, Class A1A 0.35%, 09/25/2046 *	2	2
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A3 4.57%, 08/10/2042	11,200	11,331
Series 2006-GG7, Class AJ 5.88%, 07/10/2038 *	1,270	1,158
Series 2006-GG7, Class AM 5.88%, 07/10/2038 *	1,430	1,469
GS Mortgage Securities Corp. II
Series 2005-GG4, Class A4A 4.75%, 07/10/2039	3,175	3,384
Series 2005-GG4, Class AABA 4.68%, 07/10/2039	147	153
Series 2006-GG6, Class AM 5.62%, 04/10/2038 *	860	856
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1 2.94%, 01/25/2035 *	2,943	2,751
Harborview Mortgage Loan Trust
Series 2005-8, Class 1A2A 0.58%, 09/19/2035 *	528	351
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Harborview Mortgage Loan Trust (continued)
Series 2006-11, Class A1A 0.42%, 12/19/2036 *	$6,403	$3,913
Impac CMB Trust
Series 2004-6, Class 1A1 0.99%, 10/25/2034 *	76	59
IndyMac INDA Mortgage Loan Trust
Series 2006-AR2, Class 4A1 5.54%, 09/25/2036 *	2,733	2,102
Series 2007-AR7, Class 1A1 5.84%, 09/25/2037 *	820	660
IndyMac Index Mortgage Loan Trust
Series 2005-AR14, Class 2A1A 0.55%, 07/25/2035 *	1,766	1,143
Series 2007-AR15, Class 2A1 5.14%, 08/25/2037 *	1,491	908
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2001-C1, Class A3 5.86%, 10/12/2035	3,329	3,334
Series 2004-CB8, Class A1A 4.16%, 01/12/2039 - 144A	1,462	1,515
Series 2006-CB14, Class AM 5.44%, 12/12/2044 *	1,420	1,397
Series 2007-CB18, Class A3 5.45%, 06/12/2047	4,020	4,222
Series 2007-LD11, Class A3 5.82%, 06/15/2049 *	1,100	1,168
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1 4.71%, 02/25/2034 *	432	432
Series 2004-A3, Class 1A1 2.56%, 07/25/2034 *	115	109
Series 2006-A2, Class 5A1 2.97%, 11/25/2033 *	241	236
Series 2006-S2, Class 2A2 5.88%, 07/25/2036	772	750
Series 2006-S3, Class 1A12 6.50%, 08/25/2036	2,092	1,981
Series 2007-S1, Class 1A2 5.50%, 03/25/2022	630	615
Series 2007-S1, Class 2A22 5.75%, 03/25/2037	2,117	1,860
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3 4.56%, 09/15/2027 *	7,395	7,442
Series 2004-C8, Class A4 4.51%, 12/15/2029	7,386	7,418
Series 2005-C3, Class AAB 4.66%, 07/15/2030	72	75
Series 2006-C4, Class AM 5.90%, 06/15/2038 *	660	691
Series 2006-C7, Class AM 5.38%, 11/15/2038	660	644
Series 2007-C2, Class A3 5.43%, 02/15/2040	9,658	10,293
Series 2007-C6, Class A4 5.86%, 07/15/2040 *	2,355	2,555
Series 2007-C7, Class A3 5.87%, 09/15/2045 *	3,190	3,469
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1 2.71%, 11/25/2035 - 144A *	912	515
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A1, Class 2A1 2.59%, 02/25/2034 *	472	459
Series 2004-A3, Class 4A3 5.00%, 05/25/2034 *	403	405
Series 2005-A3, Class A1 0.52%, 04/25/2035 *	100	72
Series 2005-A4, Class 2A2 2.74%, 07/25/2035 *	442	368
Series 2005-A5, Class A3 2.62%, 06/25/2035 *	400	324
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A1 0.83%, 10/25/2028 *	103	94
Morgan Stanley Capital I
Series 1998-WF2, Class G 6.34%, 01/15/2013 - 144A *	2,410	2,553
Series 2007-IQ15, Class A2 5.84%, 06/11/2049 *	2,200	2,266
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A2 2.66%, 10/25/2034 *	394	374
Series 2006-3AR, Class 2A3 2.62%, 03/25/2036 *	854	475
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A 2.50%, 03/23/2051 - 144A Ə	1,650	1,645
Nomura Asset Acceptance Corp.
Series 2004-R2, Class A1 6.50%, 10/25/2034 - 144A *	166	167
Prime Mortgage Trust
Series 2006-DR1, Class 2A1 5.50%, 05/25/2035 - 144A	4,717	4,058
Series 2006-DR1, Class 2A2 6.00%, 05/25/2035 - 144A	839	737
RBSCF Trust
Series 2010-RR3, Class WBTA 5.90%, 04/16/2017 - 144A *	7,570	8,457
RBSGC Mortgage Pass-Through Certificates
Series 2007-B, Class 1A4 0.70%, 01/25/2037 *	918	528
Residential Accredit Loans, Inc.
Series 2007-QO1, Class A1 0.40%, 02/25/2047 *	904	490
Series 2007-QO4, Class A1A 0.44%, 05/25/2047 *	1,732	1,049
Residential Asset Securitization Trust
Series 2005-A14, Class A4 5.50%, 12/25/2035	1,481	1,454
Salomon Brothers Mortgage Securities VII, Inc.
Series 2001-C2, Class A3 6.50%, 10/13/2011	3,213	3,223
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1 2.61%, 01/25/2035 *	$683	$552
Series 2005-15, Class 1A1 2.60%, 07/25/2035 *	1,017	748
Series 2005-16XS, Class A1 0.59%, 08/25/2035 *	447	356
Series 2007-3, Class 3A1 5.39%, 04/25/2047 *	3,401	2,276
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1 0.54%, 01/19/2034 *	105	82
Structured Asset Securities Corp.
Series 2005-RF3, Class 1A 0.60%, 06/25/2035 - 144A *	357	291
Thornburg Mortgage Securities Trust
Series 2006-5, Class A1 0.37%, 10/25/2046 *	6,397	6,359
Voyager BRSTN Delaware Trust, IO
Series 2009-1, Class UAU7 0.50%, 12/26/2036 - 144A *	868	364
WaMu Alternative Mortgage Pass-Through Certificates
Series 2006-AR3, Class A1A 1.28%, 05/25/2046 *	2,329	1,242
WaMu Mortgage Pass-Through Certificates
Series 2005-AR8, Class 2A1A 0.54%, 07/25/2045 *	112	91
Series 2006-AR14, Class 1A3 5.42%, 11/25/2036 *	1,900	1,402
Series 2007-HY1, Class 1A1 5.44%, 02/25/2037 *	4,628	3,035
Series 2007-OA4, Class 1A 1.08%, 05/25/2047 *	2,333	1,557
Series 2007-OA6, Class 1A1B 1.12%, 07/25/2047 *	2,293	750
Wells Fargo Mortgage Backed Securities Trust
Series 2006-3, Class A9 5.50%, 03/25/2036	2,384	2,389
Series 2006-AR4, Class 2A4 5.62%, 04/25/2036 *	400	373

Total Mortgage-Backed Securities (cost $259,480)		251,807

ASSET-BACKED SECURITIES - 6.7%
321 Henderson Receivables I LLC
Series 2010-1A, Class A 5.56%, 07/15/2059 - 144A	5,915	6,337
Series 2010-2A, Class A 4.07%, 01/15/2048 - 144A	1,890	1,916
Series 2010-3A, Class A 3.82%, 12/15/2048 - 144A	3,801	3,757
Aames Mortgage Investment Trust
Series 2005-3, Class A1 0.40%, 08/25/2035 - 144A *	7	7
Amortizing Residential Collateral Trust
Series 2002-BC5, Class M1 1.28%, 07/25/2032 *	378	300
Capital One Multi-Asset Execution Trust
Series 2006-A5, Class A5 0.32%, 01/15/2016 *	1,550	1,545
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-4, Class 1A5 5.42%, 05/25/2033 *	1,105	1,068
Citibank Omni Master Trust
Series 2009-A8, Class A8 2.29%, 05/16/2016 - 144A *	11,940	12,083
Series 2009-A12, Class A12 3.35%, 08/15/2016 - 144A	2,765	2,831
Series 2009-A13, Class A13 5.35%, 08/15/2018 - 144A	3,385	3,701
Conseco Finance Securitizations Corp.
Series 2002-1, Class A 6.68%, 12/01/2033 *	1,234	1,315
Series 2002-2, Class A2 6.03%, 03/01/2033 *	1,541	1,630
Countrywide Home Equity Loan Trust
Series 2006-RES, Class 4Q1B 0.56%, 12/15/2033 - 144A *	338	160
Globaldrive BV
Series 2008-2, Class A 4.00%, 10/20/2016 ±	1,732	2,529
Lehman XS Trust
Series 2007-2N, Class 3A1 0.34%, 02/25/2037 *	44	43
Merrill Lynch Mortgage Investors, Inc.
Series 2007-SD1, Class A1 0.70%, 02/25/2047 *	1,389	679
Mirant Mid Atlantic Pass-Through Trust
Series C 10.06%, 12/30/2028	312	349
Nelnet Student Loan Trust
Series 2006-1, Class A5 0.37%, 08/23/2027 *	4,475	4,236
Series 2008-4, Class A4 1.75%, 04/25/2017 *	780	801
RAAC Series
Series 2007-RP4, Class A 0.54%, 06/25/2037 - 144A *	1,426	892
Renaissance Home Equity Loan Trust
Series 2007-2, Class AF6 5.88%, 06/25/2037 *	1,494	773
Santander Consumer Acquired Receivables Trust
Series 2011-S1A, Class B 1.66%, 08/15/2016 - 144A	2,595	2,595
Series 2011-S1A, Class C 2.01%, 08/15/2016 - 144A	2,333	2,333
Series 2011-WO, Class C 3.19%, 10/15/2015 - 144A	2,490	2,516
Santander Drive Auto Receivables Trust
Series 2010-2, Class B 2.24%, 12/15/2014	3,840	3,853
Series 2010-2, Class C 3.89%, 07/17/2017	4,520	4,628
Series 2010-B, Class B 2.10%, 09/15/2014 - 144A	3,100	3,127
Series 2010-B, Class C 3.02%, 10/17/2016 - 144A	3,285	3,359
Series 2011-1, Class D 4.01%, 02/15/2017	3,640	3,614
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2011-S1A, Class B 1.48%, 07/15/2013 - 144A	$2,133	$2,135
Series 2011-S1A, Class D 3.10%, 03/15/2013 - 144A	2,225	2,228
Scholar Funding Trust
Series 2011-A, Class A 1.17%, 10/28/2043 - 144A *	2,418	2,408
Securitized Asset Backed Receivables LLC Trust
Series 2007-BR3, Class A2B 0.47%, 04/25/2037 *	2,700	979
SLC Student Loan Trust
Series 2008-1, Class A4A 1.91%, 12/15/2032 *	400	410
SLM Student Loan Trust
Series 2004-A, Class A3 0.65%, 06/15/2033 *	295	258
Series 2004-B, Class A2 0.45%, 06/15/2021 *	986	962
Series 2008-5, Class A3 1.57%, 01/25/2018 *	4,600	4,726
Series 2008-5, Class A4 1.97%, 07/25/2023 *	14,570	15,224
Structured Asset Securities Corp.
Series 2003-AL2, Class A 3.36%, 01/25/2031 - 144A	2,973	2,738
Series 2007-TC1, Class A 0.55%, 04/25/2031 - 144A *	1,798	1,488
U.S. Small Business Administration
Series 2002-P10B, Class 1 5.20%, 08/10/2012	345	358

Total Asset-Backed Securities (cost $109,070)		106,891

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
New York City Municipal Water Finance Authority
5.38%, 06/15/2043	1,670	1,766
5.50%, 06/15/2043	2,000	2,135
State of California — Build America Bonds
5.45%, 04/01/2015	4,990	5,428

Total Municipal Government Obligations (cost $8,627)		9,329

PREFERRED CORPORATE DEBT SECURITIES - 0.4%
Capital Markets - 0.2%
Credit Suisse
5.86%, 05/15/2017 *Ž ^	3,045	2,909
Lehman Brothers Holdings Capital Trust VII
5.86%, 05/31/2012 Ž Џ § ‡	1,945	♦
State Street Capital Trust IV
1.25%, 06/15/2037 *	290	235
Commercial Banks - 0.2%
ABN Amro North American Holding Preferred Capital Repackage Trust I
6.52%, 11/08/2012 - 144A * Ž	2,720	2,516
SunTrust Capital VIII
6.10%, 12/15/2036 *	240	235
Wachovia Capital Trust III
5.57%, 08/08/2011 * Ž	240	220

Total Preferred Corporate Debt Securities (cost $8,295)		6,115

CORPORATE DEBT SECURITIES - 32.8%
Auto Components - 0.1%
BorgWarner, Inc.
4.63%, 09/15/2020	1,185	1,208
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 01/15/2020	4,375	4,819
Capital Markets - 2.8%
BP Capital Markets PLC
3.13%, 03/10/2012 ^	6,755	6,872
3.13%, 10/01/2015	1,370	1,407
Credit Suisse AG
5.40%, 01/14/2020	1,060	1,073
Goldman Sachs Group, Inc.
3.63%, 02/07/2016	16,630	16,810
3.70%, 08/01/2015	3,650	3,717
Morgan Stanley
2.76%, 05/14/2013 * ^	9,540	9,795
4.00%, 07/24/2015	1,840	1,873
4.20%, 11/20/2014	1,740	1,807
Morgan Stanley — Series F
6.25%, 08/28/2017 ^	565	611
Chemicals - 0.4%
CF Industries Holdings, Inc.
7.13%, 05/01/2020	4,340	5,051
Dow Chemical Co.
4.25%, 11/15/2020	815	795
Westlake Chemical Corp.
6.63%, 01/15/2016	44	45
Commercial Banks - 4.6%
Bank of Scotland PLC
5.25%, 02/21/2017 - 144A	100	107
Barclays Bank PLC
5.93%, 09/29/2049 - 144A * Ž	630	586
Canadian Imperial Bank of Commerce
2.75%, 01/27/2016 - 144A	6,415	6,564
CIT Group, Inc.
6.63%, 04/01/2018 - 144A ^	1,241	1,294
7.00%, 05/01/2017	1,860	1,855
Discover Bank
7.00%, 04/15/2020 ^	330	367
DnB NOR Boligkreditt
2.10%, 10/14/2015 - 144A	11,965	11,824
2.90%, 03/29/2016 - 144A	10,975	11,170
Eksportfinans ASA
2.00%, 09/15/2015 ^	10,795	10,766
5.50%, 05/25/2016	5,075	5,799
Fifth Third Capital Trust IV
6.50%, 04/15/2037 *	1,245	1,223
Glitnir Banki Hf
6.33%, 07/28/2011 - 144A Џ ‡	290	80
6.69%, 06/15/2016 - 144A Џ ‡ Ә	800	♦
HSBC Bank Brasil SA — Banco Multiplo
4.00%, 05/11/2016 - 144A	5,850	5,909
HSBC Bank PLC
3.10%, 05/24/2016 - 144A	2,900	2,881
HSBC Holdings PLC
5.10%, 04/05/2021	2,530	2,593
Kreditanstalt fuer Wiederaufbau
1.38%, 07/15/2013	3,000	3,043
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Commercial Banks (continued)
Landsbanki Islands HF
6.10%, 08/25/2011 - 144A Џ ‡	$320	$22
Sparebank 1 Boligkreditt AS
1.25%, 10/25/2013 - 144A ^	6,990	6,983
UBS Preferred Funding Trust V
6.24%, 05/29/2049 * Ž	245	240
Construction Materials - 0.0% ∞
Lafarge SA
7.13%, 07/15/2036	700	688
Consumer Finance - 0.7%
Ally Financial, Inc.
8.00%, 03/15/2020	4,050	4,302
SLM Corp.
5.40%, 10/25/2011	3,365	3,399
6.25%, 01/25/2016	2,845	2,952
Diversified Consumer Services - 0.0% ∞
Service Corp., International
7.50%, 04/01/2027	55	53
7.63%, 10/01/2018	50	54
Diversified Financial Services - 5.2%
AngloGold Ashanti Holdings PLC
5.38%, 04/15/2020	1,355	1,334
Bank of America Corp.
3.63%, 03/17/2016	1,265	1,269
5.00%, 05/13/2021 ^	1,760	1,739
5.63%, 07/01/2020	5,090	5,255
CDP Financial, Inc.
3.00%, 11/25/2014 - 144A	8,435	8,774
Citigroup, Inc.
3.95%, 06/15/2016 ^	6,385	6,536
4.59%, 12/15/2015 ^	15,830	16,648
4.75%, 05/19/2015	4,955	5,240
5.00%, 09/15/2014	585	613
5.38%, 08/09/2020 ^	835	871
6.00%, 08/15/2017	420	460
Ford Motor Credit Co., LLC
6.63%, 08/15/2017 ^	1,740	1,850
General Electric Capital Corp.
0.41%, 04/10/2012 *	4,255	4,259
General Electric Capital Corp. — Series A
6.88%, 01/10/2039	2,130	2,411
JPMorgan Chase & Co.
0.91%, 02/26/2013 * ^	1,550	1,561
3.15%, 07/05/2016 ^	4,750	4,779
JPMorgan Chase Bank NA
6.00%, 07/05/2017 - 10/01/2017	8,320	9,202
Kaupthing Bank Hf
7.13%, 05/19/2016 - 144A Џ ‡ Ә	200	♦
Northern Rock Asset Management PLC
5.63%, 06/22/2017 - 144A	1,335	1,405
Novus USA Trust — Series 2010-1
1.51%, 11/18/2011 - 144A *	3,820	3,796
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/2017 - 144A	170	181
Swiss Re Capital I LP
6.85%, 05/29/2049 - 144A * Ž ^	2,285	2,197
WEA Finance LLC
4.63%, 05/10/2021 - 144A	1,280	1,242
Woodside Finance, Ltd.
4.60%, 05/10/2021 - 144A	855	839
Diversified Telecommunication Services - 1.8%
Frontier Communications Corp.
7.13%, 03/15/2019 ^	75	77
GTE Corp.
6.84%, 04/15/2018	763	888
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 - 144A	1,412	1,401
Level 3 Financing, Inc.
8.75%, 02/15/2017	377	385
9.38%, 04/01/2019 - 144A	754	777
10.00%, 02/01/2018	750	805
Qwest Communications International, Inc.
7.13%, 04/01/2018	1,145	1,229
8.00%, 10/01/2015	2,400	2,610
Qwest Corp.
6.50%, 06/01/2017	435	472
7.63%, 06/15/2015	807	912
8.38%, 05/01/2016	842	994
Sprint Capital Corp.
6.88%, 11/15/2028	822	779
8.75%, 03/15/2032	80	87
Telecom Italia Capital SA
5.25%, 10/01/2015	2,115	2,199
Telefonica Emisiones SAU
4.95%, 01/15/2015	4,850	5,161
6.42%, 06/20/2016	75	84
Verizon Communications, Inc.
6.10%, 04/15/2018	2,223	2,547
6.40%, 02/15/2038	1,004	1,088
8.75%, 11/01/2018	2,524	3,284
8.95%, 03/01/2039	210	296
Virgin Media Secured Finance PLC
6.50%, 01/15/2018 ^	2,160	2,368
Electric Utilities - 1.5%
Alabama Power Co.
3.95%, 06/01/2021	1,905	1,901
Cleveland Electric Illuminating Co.
8.88%, 11/15/2018	459	588
Duke Energy Carolinas LLC
3.90%, 06/15/2021	1,530	1,529
Energy Future Intermediate Holding Co., LLC
10.00%, 12/01/2020	5,135	5,477
FirstEnergy Corp. — Series B
6.45%, 11/15/2011	29	30
FirstEnergy Corp. — Series C
7.38%, 11/15/2031	515	586
Florida Power & Light Co.
5.63%, 04/01/2034	1,000	1,054
Florida Power Corp.
6.40%, 06/15/2038	1,000	1,155
Georgia Power Co.
3.00%, 04/15/2016	3,370	3,450
Jersey Central Power & Light Co.
7.35%, 02/01/2019 ^	1,025	1,244
Midamerican Energy Holdings Co.
5.95%, 05/15/2037	2,560	2,693
Southern California Edison Co.
3.88%, 06/01/2021	2,530	2,525
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Electric Utilities (continued)
Trans-Allegheny Interstate Line Co.
4.00%, 01/15/2015 - 144A	$1,050	$1,095
Energy Equipment & Services - 0.8%
Cie Generale de Geophysique-Veritas
7.75%, 05/15/2017	105	108
Complete Production Services, Inc.
8.00%, 12/15/2016	195	204
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/2020	2,440	2,731
Ensco PLC
3.25%, 03/15/2016	700	711
4.70%, 03/15/2021	1,459	1,474
Enterprise Products Operating LLC
6.13%, 10/15/2039	2,030	2,064
Gulfmark Offshore, Inc.
7.75%, 07/15/2014	40	40
Pride International, Inc.
6.88%, 08/15/2020	995	1,157
Rockies Express Pipeline LLC
3.90%, 04/15/2015 - 144A	3,949	4,008
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc.
5.63%, 04/15/2041	2,230	2,301
Food Products - 0.3%
Kraft Foods, Inc.
5.38%, 02/10/2020	3,300	3,607
6.50%, 08/11/2017	1,120	1,317
Health Care Providers & Services - 0.8%
Fresenius Medical Care U.S. Finance, Inc.
6.88%, 07/15/2017	280	296
HCA, Inc.
7.25%, 09/15/2020	4,395	4,719
9.63%, 11/15/2016 Ώ	500	532
Tenet Healthcare Corp.
8.88%, 07/01/2019	2,855	3,151
9.00%, 05/01/2015	1,325	1,421
WellPoint, Inc.
5.25%, 01/15/2016	1,420	1,584
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018 ^	1,685	1,520
Inn of the Mountain Gods Resort & Casino
1.25%, 11/30/2020 - 144A Ώ	40	24
Yum! Brands, Inc.
5.30%, 09/15/2019	731	786
6.25%, 04/15/2016	1,106	1,269
Independent Power Producers & Energy Traders - 0.0% ∞
AES Corp.
7.75%, 03/01/2014	67	72
Insurance - 2.4%
American International Group, Inc.
5.45%, 05/18/2017	1,555	1,624
8.18%, 05/15/2058 *	480	524
Fairfax Financial Holdings, Ltd.
5.80%, 05/15/2021 - 144A	2,510	2,431
Genworth Financial, Inc.
6.15%, 11/15/2066 * ^	380	276
Liberty Mutual Group, Inc.
10.75%, 06/15/2058 - 144A *	380	504
Lincoln National Corp.
7.00%, 06/15/2040 ^	1,450	1,635
Manulife Financial Corp.
3.40%, 09/17/2015	3,480	3,588
Metropolitan Life Global Funding I
2.50%, 01/11/2013 - 144A	17,330	17,645
2.88%, 09/17/2012 - 144A	1,525	1,558
Prudential Financial, Inc.
4.50%, 11/15/2020	1,000	993
4.75%, 09/17/2015	3,595	3,869
5.38%, 06/21/2020	1,500	1,580
XL Group PLC
6.50%, 12/29/2049 * Ž ^	1,620	1,486
Life Sciences Tools & Services - 0.0% ∞
Life Technologies Corp.
5.00%, 01/15/2021	461	468
Media - 2.6%
CBS Corp.
4.63%, 05/15/2018	670	690
5.75%, 04/15/2020 ^	1,060	1,149
8.88%, 05/15/2019	1,460	1,861
CCH II LLC
13.50%, 11/30/2016	5,880	6,925
Comcast Corp.
5.88%, 02/15/2018	2,709	3,038
6.95%, 08/15/2037	2,935	3,313
COX Communications, Inc.
8.38%, 03/01/2039 - 144A	3,525	4,610
DIRECTV Holdings LLC
3.13%, 02/15/2016	2,095	2,125
Discovery Communications LLC
3.70%, 06/01/2015	2,350	2,473
DISH DBS Corp.
7.00%, 10/01/2013	115	123
Lamar Media Corp. — Series B
6.63%, 08/15/2015 ^	20	20
NBCUniversal Media LLC
4.38%, 04/01/2021 - 144A	575	569
5.15%, 04/30/2020 - 144A	5,746	6,068
News America, Inc.
6.15%, 02/15/2041 - 144A	1,920	1,902
6.20%, 12/15/2034 ^	1,365	1,394
6.65%, 11/15/2037	40	43
7.63%, 11/30/2028	1,070	1,272
Time Warner Cable, Inc.
5.88%, 11/15/2040	2,045	2,018
Time Warner, Inc.
4.70%, 01/15/2021	950	963
6.10%, 07/15/2040	630	640
Metals & Mining - 1.0%
Barrick Gold Corp.
2.90%, 05/30/2016 - 144A	9,550	9,543
Barrick North America Finance LLC
4.40%, 05/30/2021 - 144A	65	65
Cliffs Natural Resources, Inc.
4.88%, 04/01/2021	2,495	2,502
Corp., Nacional del Cobre de Chile
3.75%, 11/04/2020 - 144A	1,152	1,094
Novelis, Inc.
8.75%, 12/15/2020	2,735	2,954
Old AII, Inc.
9.00%, 12/15/2014 Џ Ώ ‡ Ә	560	♦
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Metals & Mining (continued)
Steel Dynamics, Inc.
6.75%, 04/01/2015	$105	$107
7.38%, 11/01/2012	55	58
Multiline Retail - 0.6%
Dollar General Corp.
11.88%, 07/15/2017 Ώ	3,630	4,138
Macy’s Retail Holdings, Inc.
5.90%, 12/01/2016	4,130	4,636
Multi-Utilities - 0.0% ∞
Dominion Resources, Inc. — Series D
8.88%, 01/15/2019	560	725
Oil, Gas & Consumable Fuels - 4.0%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	5,445	6,128
6.38%, 09/15/2017	3,168	3,632
Arch Coal, Inc.
7.25%, 10/01/2020	4,130	4,202
Chesapeake Energy Corp.
6.63%, 08/15/2020	2,346	2,469
Consol Energy, Inc.
8.00%, 04/01/2017	2,610	2,845
8.25%, 04/01/2020	365	398
El Paso Corp.
7.80%, 08/01/2031	19	22
Enterprise Products Operating LLC
5.20%, 09/01/2020 ^	5,125	5,404
KeySpan Gas East Corp.
5.82%, 04/01/2041 - 144A	2,100	2,160
Kinder Morgan Energy Partners, LP
5.30%, 09/15/2020	1,981	2,084
6.38%, 03/01/2041 ^	660	676
6.55%, 09/15/2040	470	492
Marathon Petroleum Corp.
6.50%, 03/01/2041 - 144A	3,154	3,260
MEG Energy Corp.
6.50%, 03/15/2021 - 144A	2,380	2,392
Nexen, Inc.
7.50%, 07/30/2039	2,660	2,975
Pemex Project Funding Master Trust
6.63%, 06/15/2035	1,060	1,117
Petrobras International Finance Co.
3.88%, 01/27/2016	5,825	5,932
5.75%, 01/20/2020	7,340	7,829
5.88%, 03/01/2018	1,010	1,087
6.13%, 10/06/2016	371	413
Rockies Express Pipeline LLC
6.85%, 07/15/2018 - 144A	856	960
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049 ‡ Ә	125	♦
Tennessee Gas Pipeline Co.
7.00%, 10/15/2028	665	766
Valero Energy Corp.
6.13%, 02/01/2020 ^	1,060	1,165
6.63%, 06/15/2037	468	488
Western Gas Partners, LP
5.38%, 06/01/2021	3,010	3,100
Williams Partners, LP
4.13%, 11/15/2020	1,450	1,391
Paper & Forest Products - 0.1%
International Paper Co.
5.30%, 04/01/2015 ^	176	192
Inversiones CMPC SA
4.75%, 01/19/2018 - 144A	985	985
Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance II BV
3.00%, 06/15/2015	2,330	2,398
Wyeth
5.95%, 04/01/2037	470	504
6.00%, 02/15/2036	1,580	1,708
Real Estate Investment Trusts - 0.3%
Hospitality Properties Trust
5.63%, 03/15/2017	1,507	1,558
Mack-Cali Realty, LP
7.75%, 08/15/2019	1,300	1,565
Ventas Realty, LP
4.75%, 06/01/2021	1,155	1,127
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc.
6.50%, 02/01/2017 ^	30	29
7.63%, 06/01/2015	35	34
Realogy Corp.
7.88%, 02/15/2019 - 144A ^	3,100	3,069
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	4,680	4,821
CSX Corp.
4.25%, 06/01/2021	1,655	1,647
Software - 0.3%
First Data Corp.
7.38%, 06/15/2019 - 144A ^	2,565	2,584
12.63%, 01/15/2021 - 144A	2,465	2,638
Tobacco - 0.4%
Philip Morris International, Inc.
4.50%, 03/26/2020	5,600	5,822
Wireless Telecommunication Services - 0.6%
Cricket Communications, Inc.
7.75%, 05/15/2016	2,093	2,219
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	7,340	8,008

Total Corporate Debt Securities (cost $509,934)		519,458

CONVERTIBLE BOND - 0.1%
Machinery - 0.1%
Navistar International Corp.
3.00%, 10/15/2014	1,020	1,335
Total Convertible Bond (cost $1,207)

	Shares	Value

PREFERRED STOCKS - 0.0% ∞
Consumer Finance - 0.0% ∞
Ally Financial, Inc. 7.00% - 144A Ә	341	320
U.S. Government Agency Obligation - 0.0% ∞
Fannie Mae 0.00% *	1,300	5
Fannie Mae 8.25% *	81,175	175
Freddie Mac 8.38% *	93,300	275

Total Preferred Stocks (cost $2,158)		775

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 0.0% ∞
Media - 0.0% ∞
Charter Communications, Inc. ‡	692	$38
Oil, Gas & Consumable Fuels - 0.0% ∞
SemGroup Corp. — Class A ‡	323	8

Total Common Stocks (cost $31)		46

WARRANT - 0.0% ∞
Oil, Gas & Consumable Fuels - 0.0% ∞
SemGroup Corp. ‡
Expiration: 11/30/2014
Exercise Price: $25.00	340	2
Total Warrant (cost $t )

	Notional
	Amount	Value

PURCHASED OPTIONS - 0.1%
Call Options - 0.1%
10-Year U.S. Treasury Note Future	$231	437
Call Strike $121.50
Expires 08/26/2011
Put Options - 0.0% ∞
10-Year U.S. Treasury Note Future	231	245
Put Strike $121.50
Expires 08/26/2011
5-Year U.S. Treasury Note Future	288	56
Put Strike $116.00
Expires 08/26/2011
5-Year U.S. Treasury Note Future	90	77
Put Strike $119.00
Expires 08/26/2011
5-Year U.S. Treasury Note Future	826	265
Put Strike $117.00
Expires 08/26/2011
Eurodollar, Mid-Curve 1-Year Future	2,343	41
Put Strike $98.50
Expires 09/16/2011
Eurodollar, Mid-Curve 1-Year Future	3,390	25
Put Strike $98.25
Expires 09/16/2011

Total Purchased Options (cost $2,693)		1,146

PURCHASED SWAPTIONS - 1.0% p
Call Swaptions - 0.6%
If exercised the Portfolio receives 1.76%, and pays floating 3 month LIBOR, European Style Expires 01/26/2012	40,800	568
If exercised the Portfolio receives 3.12%, and pays floating 3 month LIBOR, European Style Expires 11/08/2011	2,900	27
If exercised the Portfolio receives 3.15%, and pays floating 3 month LIBOR, European Style Expires 06/11/2012	5,800	84
If exercised the Portfolio receives 3.46%, and pays floating 3 month LIBOR, European Style Expires 10/22/2012	33,100	787
If exercised the Portfolio receives 3.52%, and pays floating 3 month LIBOR, European Style Expires 06/18/2012	20,700	559
If exercised the Portfolio receives 3.75%, and pays floating 3 month LIBOR, European Style Expires 09/26/2011	47,200	1,847
If exercised the Portfolio receives 3.76%, and pays floating 3 month LIBOR, European Style Expires 05/08/2012	13,400	514
If exercised the Portfolio receives 3.79%, and pays floating 3 month LIBOR, European Style Expires 05/10/2012	24,400	969
If exercised the Portfolio receives 3.84%, and pays floating 3 month LIBOR, European Style Expires 05/03/2012	20,400	858
If exercised the Portfolio receives 3.86%, and pays floating 3 month LIBOR, European Style Expires 05/02/2012	15,700	687
If exercised the Portfolio receives 3.99%, and pays floating 3 month LIBOR, European Style Expires 06/03/2013	7,200	312
If exercised the Portfolio receives 4.46%, and pays floating 3 month LIBOR, European Style Expires 05/27/2014	15,000	850
If exercised the Portfolio receives 4.49%, and pays floating 3 month LIBOR, European Style Expires 05/20/2014	2,100	122
If exercised the Portfolio receives 4.76%, and pays floating 3 month LIBOR, European Style Expires 05/17/2016	8,400	514
Put Swaptions - 0.4%
If exercised the Portfolio receives floating 3 month LIBOR, and pays 1.76%, European Style Expires 01/26/2012	40,800	47
If exercised the Portfolio receives floating 3 month LIBOR, and pays 2.5%, European Style Expires 01/26/2012	18,400	5
If exercised the Portfolio receives floating 3 month LIBOR, and pays 3.12%, European Style Expires 11/08/2011	2,900	105
If exercised the Portfolio receives floating 3 month LIBOR, and pays 3.46%, European Style Expires 10/22/2012	33,100	1,971
If exercised the Portfolio receives floating 3 month LIBOR, and pays 3.52%, European Style Expires 06/18/2012	20,700	939
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Notional
	Amount	Value

Put Swaptions (continued)
If exercised the Portfolio receives floating 3 month LIBOR, and pays 3.75%, European Style Expires 09/26/2011	$47,200	$313
If exercised the Portfolio receives floating 3 month LIBOR, and pays 3.76%, European Style Expires 05/08/2012	13,400	418
If exercised the Portfolio receives floating 3 month LIBOR, and pays 3.79%, European Style Expires 05/10/2012	24,400	743
If exercised the Portfolio receives floating 3 month LIBOR, and pays 3.84%, European Style Expires 05/03/2012	20,400	577
If exercised the Portfolio receives floating 3 month LIBOR, and pays 3.86%, European Style Expires 05/02/2012	15,700	426
If exercised the Portfolio receives floating 3 month LIBOR, and pays 3.99%, European Style Expires 06/03/2013	7,200	414
If exercised the Portfolio receives floating 3 month LIBOR, and pays 4.46%, European Style Expires 05/27/2014	15,000	920
If exercised the Portfolio receives floating 3 month LIBOR, and pays 4.49%, European Style Expires 05/20/2014	2,100	126
If exercised the Portfolio receives floating 3 month LIBOR, and pays 4.76%, European Style Expires 05/17/2016	8,400	603

Total Purchased Swaptions (cost $17,403)		16,305

	Shares	Value

SECURITIES LENDING COLLATERAL - 4.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	65,600,103	65,600
Total Securities Lending Collateral (cost $65,600)

	Principal	Value

REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $4,163 on 07/01/2011. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 12/15/2017 - 11/25/2038, with a value of $4,250.	$4,163	$4,163

Total Repurchase Agreement (cost $4,163)

Total Investment Securities (cost $1,833,446) #		1,832,034
Other Assets and Liabilities — Net		(247,880)

Net Assets		$1,584,154

	Principal	Value

SECURITIES SOLD SHORT — (8.4%)
U.S. Government Agency Obligation — (8.4%)
Fannie Mae, TBA
4.00%	(34,600)	(36,038)
4.50%	(44,100)	(45,623)
Freddie Mac, TBA
4.00%	(22,100)	(23,001)
4.50%	(27,200)	(28,097)

Total Securities Sold Short (proceeds $(133,225))		(132,759)

	Notional
	Amount	Value

WRITTEN-OPTIONS - 0.0% ∞
Call Options - 0.0% ∞
30-Year U.S. Treasury Note Future	(138)	(229)
Call Strike $124.00
Expires 08/26/2011
Put Options - 0.0% ∞
30-Year U.S. Treasury Note Future	(138)	(362)
Put Strike $124.00
Expires 08/26/2011
Eurodollar, Mid-Curve 1-Year Future	(3,390)	(8)
Put Strike $97.75
Expires 09/16/2011
Eurodollar, Mid-Curve 1-Year Future	(2,343)	(6)
Put Strike $98.00
Expires 09/16/2011

Total Written Options (Premiums: $(1,292))		(605)

WRITTEN SWAPTIONS: p

		Pay/Receive	Exercise	Expiration		Premiums Paid
Description	Floating Rate Index	Floating Rate	Rate	Date	Notional Amount	(Received)	Value

Call – Interest Rate Swap, European Style	3-month USD LIBOR	Receive	2.08%	02/07/2012	$(39,100)	$(339)	$(759)
Call – Interest Rate Swap, European Style	3-month USD LIBOR	Receive	2.65	06/11/2012	(5,800)	(49)	(26)
Call – Interest Rate Swap, European Style	3-month USD LIBOR	Receive	2.90	11/30/2011	(40,100)	(267)	(267)
Call – Interest Rate Swap, European Style	3-month USD LIBOR	Receive	2.90	06/11/2012	(5,800)	(78)	(49)
Call – Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.00	12/29/2011	(10,300)	(102)	(86)
Call – Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.26	06/10/2013	(20,000)	(555)	(446)
Call – Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.57	06/01/2012	(10,000)	(350)	(289)
Call – Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.72	05/14/2012	(7,700)	(278)	(278)
Call – Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.77	11/23/2012	(14,600)	(724)	(534)
Call – Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.79	05/21/2012	(5,500)	(200)	(218)
Call – Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.89	03/19/2012	(23,700)	(899)	(1,090)
Call – Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.93	04/27/2012	(26,700)	(970)	(1,258)
Call – Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.93	04/27/2012	(26,200)	(957)	(1,234)
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
WRITTEN SWAPTIONS (continued):

		Pay/Receive	Exercise	Expiration		Premiums Paid
Description	Floating Rate Index	Floating Rate	Rate	Date	Notional Amount	(Received)	Value

Call – Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.94	03/21/2012	(3,000)	(113)	(146)
Call – Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.95	04/19/2012	(7,900)	(286)	(382)
Call – Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.96	04/23/2012	(600)	(21)	(29)
Call – Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.98	04/20/2012	(18,000)	(644)	(902)
Call – Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.02	03/26/2012	(10,400)	(387)	(553)
Call – Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.02	02/02/2012	(15,100)	(586)	(827)
Call – Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.03	04/06/2012	(9,900)	(356)	(530)
Call – Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.52	03/01/2013	(9,600)	(484)	(691)
Call – Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.90	03/04/2013	(24,700)	(1,470)	(2,278)
Call – Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.92	03/05/2013	(14,000)	(820)	(1,313)
Call – Interest Rate Swap, European Style	3-month USD LIBOR	Receive	5.07	02/10/2014	(15,300)	(904)	(1,387)
Call – Interest Rate Swap, European Style	3-month USD LIBOR	Receive	5.09	02/10/2014	(4,100)	(238)	(376)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	2.08	02/07/2012	(39,100)	(339)	(29)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	2.15	08/26/2011	(10,300)	(62)	(62)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.26	06/10/2013	(20,000)	(555)	(655)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.57	06/01/2012	(10,000)	(350)	(416)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.72	05/14/2012	(7,700)	(278)	(258)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.77	11/23/2012	(14,600)	(724)	(733)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.79	05/21/2012	(5,500)	(200)	(173)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.89	03/19/2012	(23,700)	(899)	(521)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.93	04/27/2012	(26,200)	(956)	(651)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.93	04/27/2012	(26,700)	(970)	(663)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.94	03/21/2012	(3,000)	(113)	(62)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.95	04/19/2012	(7,900)	(286)	(185)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.95	11/30/2011	(40,100)	(361)	(361)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.96	04/23/2012	(600)	(21)	(14)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.98	04/20/2012	(18,000)	(644)	(409)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.00	12/29/2011	(10,300)	(102)	(120)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.02	03/26/2012	(10,400)	(387)	(200)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.02	02/02/2012	(15,100)	(586)	(218)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.03	04/16/2012	(9,900)	(356)	(206)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.03	04/16/2012	(20,200)	(736)	(417)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.03	04/16/2012	(20,200)	(736)	(1,087)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.52	03/01/2013	(9,600)	(484)	(323)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.90	03/04/2013	(24,700)	(1,470)	(608)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.92	03/05/2013	(14,000)	(820)	(339)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	5.07	02/10/2014	(15,300)	(904)	(603)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	5.09	02/10/2014	(4,100)	(238)	(160)

						$(25,654)	$(25,421)

SWAP AGREEMENTS: p
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — BUY PROTECTION: (1)

				Implied Credit			Premiums	Net Unrealized
	Fixed Deal	Maturity		Spread (BP) at	Notional	Market	Paid	Appreciation
Reference Obligation	Pay Rate	Date	Counterparty	06/30/2011(3)	Amount(4)	Value(5)	(Received)	(Depreciation)

Emerging Markets Index — Series 14	5.00%	12/20/2015	MYC	2.05	$4,380	$(510)	$(494)	$(16)
Spain	1.00	03/20/2016	CBK	2.56	2,500	184	180	4
Spain	1.00	03/20/2016	MYC	2.56	8,000	588	569	19
Spain	1.00	03/20/2016	DUB	2.56	8,000	587	568	19

						$849	$823	$26

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — SELL PROTECTION: (2)

	Fixed Deal			Implied Credit				Net Unrealized
	Receive	Maturity		Spread (BP) at	Notional	Market	Premiums	Appreciation
Reference Obligation	Rate	Date	Counterparty	06/30/2011(3)	Amount (4)	Value (5)	Paid(Received)	(Depreciation)

Aviva USA Corp.	1.00%	05/25/2012	DUB	1.00	$4,800	$(23)	$(28)	$5
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
SWAP AGREEMENTS (continued): p
INTEREST RATE SWAP AGREEMENTS — FIXED RATE RECEIVABLE:

								Net Unrealized
		Maturity		Currency	Notional	Market	Premiums	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	Paid(Received)	(Depreciation)

3-Month USD-LIBOR	0.79%	05/04/2013	CBK	USD	$5,400	$(15)	$—	$(15)
3-Month USD-LIBOR	0.65	06/22/2013	UAG	USD	100,000	67	—	67
3-Month USD-LIBOR	0.67	06/29/2013	BOA	USD	25,200	8	—	8
3-Month USD-LIBOR	0.71	07/01/2013	CBK	USD	85,900	(44)	—	(44)
3-Month USD-LIBOR	0.71	07/01/2013	DUB	USD	91,000	(33)	—	(33)
3-Month USD-LIBOR	2.48	02/22/2016	DUB	USD	2,900	(81)	—	(81)
3-Month USD-LIBOR	2.38	03/11/2016	CBK	USD	8,000	(178)	—	(178)
3-Month USD-LIBOR	3.39	05/04/2021	CBK	USD	2,100	(28)	—	(28)
3-Month USD-LIBOR	3.27	05/16/2021	DUB	USD	7,870	(20)	—	(20)
3-Month USD-LIBOR	3.18	07/01/2021	CBK	USD	2,600	18	—	18
3-Month USD-LIBOR	4.35	04/14/2041	DUB	USD	3,600	(185)	—	(185)
3-Month USD-LIBOR	4.34	04/14/2041	CBK	USD	3,600	(176)	—	(176)
3-Month USD-LIBOR	4.06	07/05/2041	DUB	USD	3,100	—	—	—

						$(667)	$—	$(667)

INTEREST RATE SWAP AGREEMENTS — FIXED RATE PAYABLE:

								Net Unrealized
		Maturity		Currency	Notional	Market	Premiums	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	Paid(Received)	(Depreciation)

3-Month USD-LIBOR	3.42%	03/18/2021	DUB	USD	$6,200	$110	$—	$110
3-Month USD-LIBOR	4.01	05/18/2021	GLM	USD	29,900	1,998	1,159	838
3-Month USD-LIBOR	3.08	06/15/2021	CBK	USD	10,000	(146)	—	(146)

						$1,962	$1,159	$802

FUTURES CONTRACTS: ε

				Net Unrealized
				Appreciation
Description	Type	Contracts	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	Long	165	09/21/2011	$(79)
2-Year U.S. Treasury Note	Long	433	09/30/2011	(5)
30-Year U.S. Treasury Bond	Long	620	09/21/2011	(1,327)
5-Year U.S. Treasury Note	Long	832	09/30/2011	(421)
90-Day Eurodollar	Short	(286)	12/19/2011	(305)
German Euro Bund	Long	15	09/08/2011	19
U.K. Long Gilt Bond	Short	(1)	09/28/2011	(1)
Ultra Long U.S. Treasury Bond	Short	(170)	09/21/2011	336

				$(1,783)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
			Dollars Bought	Appreciation
Currency	Bought (Sold)	Settlement Date	(Sold)	(Depreciation)

Euro	(201)	07/27/2011	$(292)	$1
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 06/30/2011.

^	All or a portion of this security is on loan. The value of all securities on loan is $62,982.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $1,965, or 0.12% of the fund’s net assets.

Ž	The security has a perpetual maturity. The date shown is the next call date.

§	Illiquid. At 06/30/11, illiquid investment securities aggregated to less than $1, or less than 0.01% of the portfolio’s net assets.

Џ	In default.

♦	Value and/or principal is less than $1 or zero.

∞	Percentage rounds to less than 0.1%.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

▲	Rate shown reflects the yield at 06/30/2011.

p	Cash in the amount of $6,100 have been pledged by the broker as collateral with the custodian for open swap contracts and/or swaptions. Securities with an aggregate market value of $4,094 have been pledged by the broker as collateral for open swap contracts and/or swaptions.

a	A portion of this security in the amount of $18,172 has been segregated as collateral with the broker for open swaps contracts and/or for swaptions.

g	A portion of these securities in the amount of $1,833 have been segregated as collateral with the broker to cover margin requirements for open futures contracts.

ε	Cash in the amount of $33 is segregated as collateral with the broker to cover margin requirements for open futures contracts

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $1,833,446. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $36,265 and $37,677, respectively. Net unrealized depreciation for tax purposes is $1,412.

┌	Contract amounts are not in thousands.

±	Restricted security. At 06/30/2011, the portfolio owned the following securities (representing 0.16% of net assets) which were restricted as to public resale.

Description	Date of Acquisition	Principal	Cost	Value	Price*

Globaldrive BV	11/02/2009	1,732	2,590	2,529	1.46

*	Price not rounded to thousands.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2011, these securities aggregated $267,834, or 16.91%, of the fund’s net assets.
BOA	Bank of America
BP	Basis Points
CBK	Citibank N.A.
DUB	Deutsche Bank AG
EUR	Euro
GLM	Goldman Sachs Global Liquidity Management
IO	Interest Only
LIBOR	London Interbank Offered Rate
MYC	Morgan Stanley Capital Services
OJSC	Open Joint Stock Company
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
DEFINITIONS (continued):

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
UAG	UBS AG
USD	United States Dollar
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Asset-Backed Securities	$—	$106,891	$—	$106,891
Common Stocks	46	—	—	46
Convertible Bonds	—	1,335	—	1,335
Corporate Debt Securities	—	519,458		519,458
Foreign Government Obligations	—	24,835	—	24,835
Mortgage-Backed Securities	—	251,807	—	251,807
Municipal Government Obligations	—	9,329	—	9,329
Preferred Corporate Debt Securities	—	6,115	—	6,115
Preferred Stocks	775	—	—	775
Purchased Options	1,146	—	—	1,146
Purchased Swaptions	—	16,305	—	16,305
Repurchase Agreement	—	4,163	—	4,163
Securities Lending Collateral	65,600	—	—	65,600
U.S. Government Agency Obligations	—	720,926	—	720,926
U.S. Government Obligations	—	103,301	—	103,301
Warrants	2	—	—	2

Total	$67,569	$1,764,465	$ ♦	$1,832,034

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Securities Sold Short	Prices	Inputs	Inputs	06/30/2011
U.S. Government Agency Obligations	$—	$(132,759)	$—	$(132,759)

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments	Prices	Inputs	Inputs	06/30/2011
Written Options	$—	$(605)	$—	$(605)
Written Swaptions	—	(25,421)	—	(25,421)

Total	$—	$(26,026)	$—	$(26,026)

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial InstrumentsҒ	Prices	Inputs	Inputs	06/30/2011
Interest Rate Swap — Appreciation	$—	$1,041	$—	$1,041
Interest Rate Swap — Depreciation	—	(906)	—	(906)
Credit Default Swap — Appreciation	—	47	—	47
Credit Default Swap — Depreciation	—	(16)	—	(16)
Futures Contracts — Appreciation	355	—	—	355
Futures Contracts — Depreciation	(2,138)	—	—	(2,138)
Forward Foreign Currency Contracts - Appreciation	—	1	—	1

Total	$(1,783)	$167	$—	$(1,616)

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY (continued): Э
Level 3 Rollforward — Investment Securities

Net Change in
Unrealized
Appreciation/
						Net Change in					(Depreciation)
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers		Ending	on Investments
	Balance at			Discounts/	Realized	Appreciation	into Level	out of Level		Balance at	Held at
Securities	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation) ƒ	3 ¥	3 ö		06/30/2011	06/30/2011ƒ
Corporate Debt Securities	$ ♦	$—	$—	$—	$—	$—	$—	$ ♦		$ ♦	$(3)
Preferred Corporate Debt Securities	♦	—	—	—	—	—	—	(♦	)	—	—

Total	$ ♦	$—	$—	$—	$—	$—	$—	$—		$ ♦	$(3)

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

Ғ	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as Level 3 at period end.

¥	Transferred into Level 3 because of unavailability of observable inputs.

φ	Transferred out of Level 3 because of availability of observable inputs.
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

PREFERRED CORPORATE DEBT SECURITIES - 0.0% ∞
Diversified Telecommunication Services - 0.0% ∞
Muzak Holdings LLC (Escrow Certificates)
10.00%, 02/15/2009 Ə	$550	$38
Hotels, Restaurants & Leisure - 0.0% ∞
Fontainebleau Resorts
12.50%, 06/30/2012 - 144A Ə Џ Ώ ‡	3,827	♦

Total Preferred Corporate Debt Securities (cost $3,778)		38

CORPORATE DEBT SECURITIES - 86.4%
Aerospace & Defense - 0.8%
Alliant Techsystems, Inc.
6.88%, 09/15/2020	565	588
BE Aerospace, Inc.
6.88%, 10/01/2020	1,590	1,666
TransDigm, Inc
7.75%, 12/15/2018 - 144A	3,655	3,837
Air Freight & Logistics - 0.3%
AMGH Merger Sub, Inc.
9.25%, 11/01/2018 - 144A	2,025	2,136
Airlines - 0.5%
American Airlines, Inc.
7.50%, 03/15/2016 - 144A	3,485	3,415
United Air Lines, Inc.
9.88%, 08/01/2013 - 144A	211	222
Auto Components - 1.6%
Accuride Corp.
9.50%, 08/01/2018	1,085	1,161
Affinia Group, Inc.
10.75%, 08/15/2016 - 144A	1,062	1,184
Allison Transmission, Inc.
7.13%, 05/15/2019 - 144A	1,695	1,648
American Axle & Manufacturing Holdings, Inc.
9.25%, 01/15/2017 - 144A	1,917	2,090
Goodyear Tire & Rubber Co.
10.50%, 05/15/2016	520	585
Lear Corp.
7.88%, 03/15/2018	450	484
Pittsburgh Glass Works LLC
8.50%, 04/15/2016 - 144A	770	791
Tower Automotive Holdings USA LLC
10.63%, 09/01/2017 - 144A	2,212	2,383
UCI International, Inc.
8.63%, 02/15/2019	905	932
Visteon Corp.
6.75%, 04/15/2019 - 144A	545	526
Automobiles - 0.2%
Ford Motor Co.
7.45%, 07/16/2031	1,395	1,581
Automotive Parts & Equipment - 0.0% ∞
Meritor, Inc.
8.13%, 09/15/2015	20	21
Biotechnology - 0.2%
STHI Holding Corp.
8.00%, 03/15/2018 - 144A	1,115	1,132
Talecris Biotherapeutics Holdings Corp.
7.75%, 11/15/2016	405	459
Building Products - 0.2%
Griffon Corp.
7.13%, 04/01/2018 - 144A	1,635	1,641
Capital Markets - 0.1%
E*Trade Financial Corp.
12.50%, 11/30/2017 Ώ	670	784
Chemicals - 3.1%
Celanese US Holdings LLC
5.88%, 06/15/2021	765	782
6.63%, 10/15/2018	655	691
CF Industries Holdings, Inc.
6.88%, 05/01/2018	2,180	2,472
7.13%, 05/01/2020	1,625	1,891
Chemtura Corp.
7.88%, 09/01/2018	1,520	1,592
Hexion U.S. Finance Corp.
9.00%, 11/15/2020	775	794
Ineos Group Holdings, PLC.
8.50%, 02/15/2016 - 144A	2,520	2,489
Kraton Polymers LLC
6.75%, 03/01/2019	550	550
Lyondell Chemical Co.
8.00%, 11/01/2017 - 144A	1,211	1,347
11.00%, 05/01/2018	2,140	2,397
Nova Chemicals Corp.
8.38%, 11/01/2016	1,390	1,529
PolyOne Corp.
7.38%, 09/15/2020	440	461
Rain CII Carbon LLC
8.00%, 12/01/2018 - 144A	2,040	2,173
11.13%, 11/15/2015 - 144A	1,705	1,741
Scotts Miracle-Gro Co.
7.25%, 01/15/2018	460	489
Solutia, Inc.
8.75%, 11/01/2017	1,225	1,329
Vertellus Specialties, Inc.
9.38%, 10/01/2015 - 144A	890	921
Commercial Banks - 0.6%
CIT Group, Inc.
5.25%, 04/01/2014 - 144A	2,080	2,070
7.00%, 05/01/2017	2,700	2,693
Commercial Services & Supplies - 2.1%
ACCO Brands Corp.
10.63%, 03/15/2015	1,490	1,664
Aramark Holdings Corp.
8.63%, 05/01/2016 - 144A Ώ	1,035	1,053
Casella Waste Systems, Inc.
7.75%, 02/15/2019 - 144A	1,255	1,258
11.00%, 07/15/2014	475	528
CDRT Merger Sub, Inc.
8.13%, 06/01/2019 - 144A	2,910	2,910
Clean Harbors, Inc.
7.63%, 08/15/2016 - 144A	815	864
Interface, Inc.
7.63%, 12/01/2018	730	759
International Lease Finance Corp.
8.75%, 03/15/2017	520	569
Koppers, Inc.
7.88%, 12/01/2019	550	587
RBS Global, Inc.
11.75%, 08/01/2016	870	920
TransUnion LLC
11.38%, 06/15/2018	3,035	3,430
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Commercial Services & Supplies (continued)
WP Rocket Merger Sub, Inc.
10.13%, 07/15/2019 - 144A	$925	$934
Communications Equipment - 0.4%
Brocade Communications Systems, Inc.
6.63%, 01/15/2018	565	596
6.88%, 01/15/2020	565	609
CommScope, Inc.
8.25%, 01/15/2019 - 144A	2,005	2,065
Computers & Peripherals - 0.4%
Seagate HDD Cayman
7.00%, 11/01/2021 - 144A	2,720	2,720
Construction & Engineering - 0.4%
Huntington Ingalls Industries, Inc.
6.88%, 03/15/2018 - 144A	110	113
7.13%, 03/15/2021 - 144A	1,530	1,584
Tutor Perini Corp.
7.63%, 11/01/2018	1,545	1,483
Construction Materials - 0.3%
Building Materials Corp., of America
6.75%, 05/01/2021 - 144A	2,185	2,196
RathGibson, Inc.
11.25%, 02/15/2014 Џ Ə ‡	2,145	♦
Consumer Finance - 1.7%
Ally Financial, Inc.
7.00%, 02/01/2012	1,300	1,325
8.00%, 12/31/2018 - 11/01/2031	5,990	6,451
8.30%, 02/12/2015	4,655	5,202
Containers & Packaging - 0.2%
BWAY Holding Co.
10.00%, 06/15/2018	455	497
Intertape Polymer U.S., Inc.
8.50%, 08/01/2014	1,055	994
Diversified Consumer Services - 3.3%
Education Management LLC
8.75%, 06/01/2014	2,830	2,897
Express LLC
8.75%, 03/01/2018	4,645	5,017
Laureate Education, Inc.
10.00%, 08/15/2015 - 144A	5,805	6,066
10.25%, 08/15/2015 - 144A Ώ	7,597	7,738
11.75%, 08/15/2017 - 144A	2,690	2,935
Stewart Enterprises, Inc.
6.50%, 04/15/2019 - 144A	440	439
Diversified Financial Services - 7.7%
Abengoa Finance SAU
8.88%, 11/01/2017 - 144A	1,255	1,282
Ardagh Packaging Finance PLC
7.38%, 10/15/2017 - 144A	385	397
Buffalo Thunder Development Authority
9.38%, 12/15/2014 - 144A Џ ‡	3,095	1,223
CCM Merger, Inc.
8.00%, 08/01/2013 - 144A	730	717
Ceva Group PLC
8.38%, 12/01/2017 - 144A	3,450	3,488
11.50%, 04/01/2018 - 144A	2,605	2,742
11.63%, 10/01/2016 - 144A	1,715	1,865
Chukchansi Economic Development Authority
3.92%, 11/15/2012 - 144A * §	510	416
CIT Group, Inc.
7.00%, 05/01/2014 - 05/01/2015	1,756	1,765
Ford Motor Credit Co., LLC
5.75%, 02/01/2021	1,945	1,943
8.00%, 12/15/2016	3,595	4,042
8.13%, 01/15/2020	2,175	2,520
12.00%, 05/15/2015	1,150	1,426
General Motors Financial Co., Inc.
6.75%, 06/01/2018 - 144A	1,075	1,078
Ineos Finance PLC
9.00%, 05/15/2015 - 144A	2,000	2,100
International Lease Finance Corp.
6.25%, 05/15/2019	1,630	1,593
8.25%, 12/15/2020	1,115	1,204
MCE Finance, Ltd.
10.25%, 05/15/2018	1,725	1,921
Nielsen Finance LLC
11.50%, 05/01/2016	1,138	1,331
11.63%, 02/01/2014	1,189	1,388
Petroplus Finance, Ltd.
6.75%, 05/01/2014 - 144A	255	250
7.00%, 05/01/2017 - 144A	1,645	1,546
9.38%, 09/15/2019 - 144A	1,760	1,769
Pinnacle Foods Finance LLC
10.63%, 04/01/2017	340	363
Reynolds Group Issuer, Inc.
6.88%, 02/15/2021 - 144A	3,150	3,071
7.13%, 04/15/2019 - 144A	1,105	1,097
8.75%, 05/15/2018 - 144A	2,125	2,088
9.00%, 04/15/2019 - 144A	1,935	1,911
Tomkins LLC
9.00%, 10/01/2018 - 144A	4,605	4,961
Universal City Development Partners, Ltd.
8.88%, 11/15/2015	2,665	2,965
10.88%, 11/15/2016	2,810	3,343
Diversified Telecommunication Services - 8.2%
Avaya, Inc.
7.00%, 04/01/2019 - 144A	1,465	1,417
9.75%, 11/01/2015	2,685	2,739
10.13%, 11/01/2015 Ώ	4,687	4,816
CenturyLink, Inc.
6.45%, 06/15/2021	4,320	4,271
EH Holding Corp.
6.50%, 06/15/2019 - 144A	2,725	2,773
GCI, Inc.
6.75%, 06/01/2021 - 144A	550	550
Intelsat Jackson Holdings SA
9.50%, 06/15/2016	3,616	3,792
11.25%, 06/15/2016	5,550	5,883
Intelsat Luxembourg SA
11.50%, 02/04/2017 Ώ	2,315	2,489
11.50%, 02/04/2017 - 144A Ώ	2,215	2,381
Intelsat SA
6.50%, 11/01/2013	550	580
Sprint Capital Corp.
6.90%, 05/01/2019	4,165	4,290
Telesat Canada
11.00%, 11/01/2015	6,620	7,240
12.50%, 11/01/2017	3,065	3,678
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Diversified Telecommunication Services (continued)
Virgin Media Finance PLC
8.38%, 10/15/2019	$250	$279
9.13%, 08/15/2016	3,030	3,189
Wind Acquisition Finance SA
11.75%, 07/15/2017 - 144A	1,545	1,750
Wind Acquisition Holdings Finance SA
12.25%, 07/15/2017 - 144A Ώ	4,451	5,193
Windstream Corp.
7.75%, 10/01/2021	1,955	2,043
7.88%, 11/01/2017	1,090	1,157
8.13%, 09/01/2018	1,190	1,261
Electric Utilities - 1.0%
Calpine Construction Finance Co., LP
8.00%, 06/01/2016 - 144A	1,520	1,642
Dynegy Holdings, Inc.
7.63%, 10/15/2026	1,550	1,046
7.75%, 06/01/2019	670	487
Texas Competitive Electric Holdings Co. LLC
11.50%, 10/01/2020 - 144A	4,040	3,970
Electrical Equipment - 0.1%
Polypore International, Inc.
7.50%, 11/15/2017	555	587
Energy Equipment & Services - 0.5%
Oil States International, Inc.
6.50%, 06/01/2019 - 144A	1,610	1,618
Precision Drilling Corp.
6.63%, 11/15/2020	1,580	1,600
Unit Corp.
6.63%, 05/15/2021	330	330
Food Products - 1.6%
American Seafoods Group LLC
10.75%, 05/15/2016 - 144A	3,315	3,497
ASG Consolidated LLC
15.00%, 05/15/2017 - 144A Ώ §	1,466	1,519
Del Monte Foods Co.
7.63%, 02/15/2019 - 144A	3,815	3,853
Michael Foods, Inc.
9.75%, 07/15/2018 - 144A	2,210	2,365
Smithfield Foods, Inc.
10.00%, 07/15/2014	955	1,108
Health Care Equipment & Supplies - 2.5%
Accellent, Inc.
8.38%, 02/01/2017	2,370	2,450
Alere, Inc.
7.88%, 02/01/2016	1,395	1,444
American Renal Holdings Co., Inc.
8.38%, 05/15/2018	435	443
Biomet, Inc.
10.00%, 10/15/2017	200	218
10.38%, 10/15/2017 Ώ	2,050	2,260
11.63%, 10/15/2017	7,445	8,245
DJO Finance LLC
10.88%, 11/15/2014	3,075	3,275
Teleflex, Inc.
6.88%, 06/01/2019	435	440
Health Care Providers & Services - 1.2%
GCB US Oncology, Inc. (Escrow Shares)
08/15/2017	1,110	19
HCA, Inc.
9.25%, 11/15/2016	1,565	1,661
9.88%, 02/15/2017	372	414
inVentiv Health, Inc.
10.00%, 08/15/2018 - 144A	765	750
Multiplan, Inc.
9.88%, 09/01/2018 - 144A	2,280	2,423
Res-Care, Inc.
10.75%, 01/15/2019	1,975	2,064
Rotech Healthcare, Inc.
10.50%, 03/15/2018 - 144A	1,530	1,476
Hotels, Restaurants & Leisure - 7.7%
Caesars Entertainment Operating Co., Inc.
5.38%, 12/15/2013	900	851
5.63%, 06/01/2015	6,260	5,054
10.00%, 12/15/2015 - 12/15/2018	1,910	1,876
11.25%, 06/01/2017	3,240	3,575
12.75%, 04/15/2018	4,155	4,144
Cinemark USA, Inc.
7.38%, 06/15/2021 - 144A	540	537
Dunkin’ Brands, Inc.
9.63%, 12/01/2018 - 144A	3,381	3,410
Fontainebleau Las Vegas Holdings LLC
10.25%, 06/15/2015 - 144A Џ ‡	5,645	3
Greektown Holdings LLC (Escrow Shares)
10.75%, 12/01/2013 - 144A Ə §	1,495	w
Inn of the Mountain Gods Resort & Casino
1.25%, 11/30/2020 - 144A Ώ §	1,295	784
8.75%, 11/30/2020 - 144A §	566	555
Majestic Holdco LLC
12.50%, 10/15/2011 - 144A Џ ‡	890	w
Mandalay Resort Group
6.38%, 12/15/2011	1,425	1,437
7.63%, 07/15/2013	690	683
MGM Resorts International
6.75%, 09/01/2012 - 04/01/2013	3,000	3,009
9.00%, 03/15/2020	555	608
10.38%, 05/15/2014	1,175	1,334
11.13%, 11/15/2017	1,215	1,388
Mohegan Tribal Gaming Authority
6.88%, 02/15/2015	2,340	1,568
7.13%, 08/15/2014	2,225	1,535
8.00%, 04/01/2012	2,050	1,661
11.50%, 11/01/2017 - 144A	1,385	1,427
NCL Corp., Ltd.
9.50%, 11/15/2018 - 144A	660	703
11.75%, 11/15/2016	2,135	2,461
NPC International, Inc.
9.50%, 05/01/2014	2,740	2,781
Peninsula Gaming LLC
8.38%, 08/15/2015	335	352
8.38%, 08/15/2015 - 144A	655	688
10.75%, 08/15/2017	1,635	1,786
10.75%, 08/15/2017 - 144A	765	836
Royal Caribbean Cruises, Ltd.
6.88%, 12/01/2013	365	390
7.25%, 06/15/2016 - 03/15/2018	970	1,039
Seven Seas Cruises S de RL LLC
9.13%, 05/15/2019 - 144A	765	788
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Hotels, Restaurants & Leisure (continued)
Sugarhouse HSP Gaming Prop Mezz, LP
8.63%, 04/15/2016 - 144A	$595	$613
Tunica-Biloxi Gaming Authority
9.00%, 11/15/2015 - 144A §	2,435	2,490
Vail Resorts, Inc.
6.50%, 05/01/2019 - 144A	555	558
Waterford Gaming LLC
8.63%, 09/15/2014 - 144A Ə §	2,542	1,635
WMG Acquisition Corp.
9.50%, 06/15/2016	2,865	3,022
Wynn Las Vegas LLC
7.75%, 08/15/2020	2,170	2,357
Household Durables - 0.6%
Libbey Glass, Inc.
10.00%, 02/15/2015	1,566	1,699
Sealy Mattress Co.
10.88%, 04/15/2016 - 144A	2,480	2,753
Household Products - 1.1%
Amscan Holdings, Inc.
8.75%, 05/01/2014	5,060	5,136
Spectrum Brands Holdings, Inc.
12.00%, 08/28/2019 Ώ	2,510	2,774
Independent Power Producers & Energy Traders - 2.7%
AES Corp.
7.38%, 07/01/2021 - 144A	1,075	1,091
Calpine Corp.
7.50%, 02/15/2021 - 144A	5,090	5,192
Edison Mission Energy
7.50%, 06/15/2013	1,655	1,665
GenOn Energy, Inc.
7.88%, 06/15/2017	3,235	3,251
9.88%, 10/15/2020	4,560	4,765
NRG Energy, Inc.
7.88%, 05/15/2021 - 144A	1,665	1,661
8.25%, 09/01/2020	2,960	3,019
Industrial Conglomerates - 0.3%
Amsted Industries, Inc.
8.13%, 03/15/2018 - 144A	2,360	2,478
Insurance - 0.5%
Alliant Holdings I, Inc.
11.00%, 05/01/2015 - 144A	1,480	1,565
Hub International Holdings, Inc.
9.00%, 12/15/2014 - 144A	1,340	1,367
USI Holdings Corp.
4.14%, 11/15/2014 - 144A *	640	595
Internet & Catalog Retail - 0.7%
Checkout Holding Corp.
Zero Coupon, 11/15/2015 - 144A	3,230	2,071
Ticketmaster Entertainment, Inc.
10.75%, 08/01/2016	2,585	2,818
IT Services - 0.8%
SunGard Data Systems, Inc.
10.63%, 05/15/2015	5,750	6,224
Life Sciences Tools & Services - 0.4%
Bio-Rad Laboratories, Inc.
8.00%, 09/15/2016	2,155	2,392
Patheon, Inc.
8.63%, 04/15/2017 - 144A	880	891
Machinery - 1.7%
American Railcar Industries, Inc.
7.50%, 03/01/2014	1,000	1,023
Chart Industries, Inc.
9.13%, 10/15/2015	850	884
Commercial Vehicle Group, Inc.
7.88%, 04/15/2019 - 144A	870	870
Manitowoc Co., Inc.
8.50%, 11/01/2020	1,425	1,521
9.50%, 02/15/2018	615	668
Meritor, Inc.
10.63%, 03/15/2018	990	1,111
Navistar International Corp.
8.25%, 11/01/2021	3,025	3,237
Terex Corp.
10.88%, 06/01/2016	2,820	3,249
Marine - 0.3%
CMA CGM SA
8.50%, 04/15/2017 - 144A	2,475	2,079
Media - 5.6%
Adelphia Communications Corp. (Escrow Certificates)
9.25%, 10/01/2049	1,305	1
10.25%, 06/15/2049 - 11/01/2049	1,460	1
AMC Entertainment, Inc.
8.75%, 06/01/2019	535	564
AMC Networks, Inc.
7.75%, 07/15/2021 - 144A	890	930
Bresnan Broadband Holdings LLC
8.00%, 12/15/2018 - 144A	345	356
Cablevision Systems Corp.
7.75%, 04/15/2018	805	858
8.63%, 09/15/2017	550	596
Catalina Marketing Corp.
10.50%, 10/01/2015 - 144A Ώ	2,384	2,524
11.63%, 10/01/2017 - 144A §	2,828	3,079
CCO Holdings LLC
7.00%, 01/15/2019	1,140	1,174
7.25%, 10/30/2017	1,010	1,047
7.88%, 04/30/2018	555	585
8.13%, 04/30/2020	100	108
Citadel Broadcasting Corp.
7.75%, 12/15/2018 - 144A	1,295	1,376
Clear Channel Worldwide Holdings, Inc. — Series B
9.25%, 12/15/2017	1,270	1,384
Crown Media Holdings, Inc.
10.50%, 07/15/2019 - 144A	770	795
Cumulus Media, Inc.
7.75%, 05/01/2019 - 144A	1,090	1,052
DISH DBS Corp.
6.75%, 06/01/2021 - 144A	2,630	2,696
LBI Media Holdings, Inc.
11.00%, 10/15/2013	360	347
LBI Media, Inc.
9.25%, 04/15/2019 - 144A	1,490	1,475
Live Nation Entertainment, Inc.
8.13%, 05/15/2018 - 144A	1,065	1,076
MDC Partners, Inc.
11.00%, 11/01/2016	2,960	3,320
MediaCom Broadband LLC
8.50%, 10/15/2015	2,615	2,680
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Media (continued)
MediaCom LLC
9.13%, 08/15/2019	$935	$986
MediMedia USA, Inc.
11.38%, 11/15/2014 - 144A §	1,365	1,174
NAI Entertainment Holdings LLC
8.25%, 12/15/2017 - 144A	690	740
National CineMedia LLC
7.88%, 07/15/2021 - 144A	3,010	3,059
Regal Cinemas Corp.
8.63%, 07/15/2019	1,000	1,050
Regal Entertainment Group
9.13%, 08/15/2018	1,670	1,728
Sirius XM Radio, Inc.
8.75%, 04/01/2015 - 144A	1,390	1,532
Sitel LLC
11.50%, 04/01/2018	680	622
XM Satellite Radio, Inc.
13.00%, 08/01/2013 - 144A	2,715	3,183
Metals & Mining - 2.0%
FMG Resources Property, Ltd.
7.00%, 11/01/2015 - 144A	5,540	5,651
JMC Steel Group
8.25%, 03/15/2018 - 144A	1,110	1,127
Novelis, Inc.
8.38%, 12/15/2017	2,205	2,354
8.75%, 12/15/2020	2,205	2,381
Quadra FNX Mining, Ltd.
7.75%, 06/15/2019 - 144A	2,810	2,838
U.S. Steel Corp.
7.38%, 04/01/2020	560	575
Oil, Gas & Consumable Fuels - 9.3%
Alpha Natural Resources, Inc.
6.00%, 06/01/2019	2,175	2,170
6.25%, 06/01/2021	1,645	1,653
Anadarko Petroleum Corp.
6.38%, 09/15/2017	2,715	3,112
Arch Coal, Inc.
7.00%, 06/15/2019 - 144A	2,160	2,155
7.25%, 10/01/2020	755	768
7.25%, 06/15/2021 - 144A	2,160	2,163
8.75%, 08/01/2016	655	711
ATP Oil & Gas Corp.
11.88%, 05/01/2015	3,130	3,177
Basic Energy Services, Inc.
7.75%, 02/15/2019 - 144A	545	548
Berry Petroleum Co.
10.25%, 06/01/2014	1,695	1,937
Bill Barrett Corp.
9.88%, 07/15/2016	340	381
Calfrac Holdings, LP
7.50%, 12/01/2020 - 144A	690	697
Carrizo Oil & Gas, Inc.
8.63%, 10/15/2018	3,480	3,584
Cloud Peak Energy Resources LLC
8.50%, 12/15/2019	2,735	2,957
Coffeyville Resources LLC
9.00%, 04/01/2015 - 144A	1,872	2,031
Concho Resources, Inc.
6.50%, 01/15/2022	1,070	1,073
7.00%, 01/15/2021	1,325	1,371
Consol Energy, Inc.
8.00%, 04/01/2017	1,335	1,455
8.25%, 04/01/2020	1,120	1,221
Continental Resources, Inc.
7.13%, 04/01/2021	545	575
7.38%, 10/01/2020	230	244
Denbury Resources, Inc.
8.25%, 02/15/2020	1,360	1,482
9.75%, 03/01/2016	3,875	4,329
EXCO Resources, Inc.
7.50%, 09/15/2018	205	199
Frac Tech Services LLC
7.13%, 11/15/2018 - 144A	1,325	1,345
Frontier Oil Corp.
6.88%, 11/15/2018	445	469
GMX Resources, Inc.
11.38%, 02/15/2019 - 144A	1,315	1,223
Harvest Operations Corp.
6.88%, 10/01/2017 - 144A	645	666
Holly Corp.
9.88%, 06/15/2017	1,510	1,684
Murray Energy Corp.
10.25%, 10/15/2015 - 144A	3,075	3,229
OGX Petroleo e Gas Participacoes SA
8.50%, 06/01/2018 - 144A	3,345	3,440
Petroleum Development Corp.
12.00%, 02/15/2018	1,170	1,299
Quicksilver Resources, Inc.
11.75%, 01/01/2016	3,590	4,111
Range Resources Corp.
6.75%, 08/01/2020	1,320	1,366
Rosetta Resources, Inc.
9.50%, 04/15/2018	825	914
SandRidge Energy, Inc.
7.50%, 03/15/2021 - 144A	750	759
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049 Ə	2,985	♦
SESI LLC
6.38%, 05/01/2019 - 144A	2,745	2,718
6.88%, 06/01/2014	290	294
SM Energy Co.
6.63%, 02/15/2019 - 144A	555	556
Venoco, Inc.
8.88%, 02/15/2019 - 144A	2,995	2,995
11.50%, 10/01/2017	430	467
W&T Offshore, Inc.
8.50%, 06/15/2019 - 144A	2,165	2,192
Paper & Forest Products - 2.4%
Boise Paper Holdings LLC
8.00%, 04/01/2020	445	467
9.00%, 11/01/2017	1,835	1,996
Domtar Corp.
10.75%, 06/01/2017	1,540	2,004
Longview Fibre Paper & Packaging, Inc.
8.00%, 06/01/2016 - 144A	1,095	1,100
NewPage Corp.
11.38%, 12/31/2014	2,290	2,135
Sappi Papier Holding GmbH
6.63%, 04/15/2021 - 144A	2,995	2,913
Verso Paper Holdings LLC
8.75%, 02/01/2019 - 144A	1,655	1,473
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Paper & Forest Products (continued)
Verso Paper Holdings LLC — Series B
4.02%, 08/01/2014 *	$425	$392
11.38%, 08/01/2016	5,650	5,241
Personal Products - 0.3%
Revlon Consumer Products Corp.
9.75%, 11/15/2015	2,150	2,311
Pharmaceuticals - 1.3%
ConvaTec Healthcare E SA
10.50%, 12/15/2018 - 144A	4,905	5,077
Endo Pharmaceuticals Holdings, Inc.
7.00%, 07/15/2019 - 12/15/2020 - 144A	2,030	2,083
7.25%, 01/15/2022 - 144A	450	457
Warner Chilcott Co. LLC
7.75%, 09/15/2018 - 144A	1,770	1,785
Real Estate Management & Development - 1.0%
CB Richard Ellis Services, Inc.
6.63%, 10/15/2020	2,150	2,209
11.63%, 06/15/2017	4,465	5,174
Road & Rail - 1.1%
Avis Budget Car Rental LLC
9.63%, 03/15/2018	1,470	1,569
Hertz Corp.
7.50%, 10/15/2018 - 144A	735	757
8.88%, 01/01/2014	55	56
Kansas City Southern de Mexico SA de CV
6.13%, 06/15/2021 - 144A	1,910	1,910
RSC Equipment Rental, Inc.
10.00%, 07/15/2017 - 144A	2,645	2,950
10.25%, 11/15/2019	1,075	1,177
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc.
7.75%, 08/01/2020	2,570	2,647
8.13%, 12/15/2017	840	878
Sensata Technologies BV
6.50%, 05/15/2019 - 144A	1,160	1,157
Software - 0.4%
SSI Investments II
11.13%, 06/01/2018	2,475	2,735
Specialty Retail - 3.2%
Ltd Brands, Inc.
6.63%, 04/01/2021	4,135	4,228
8.50%, 06/15/2019	2,650	3,021
Petco Animal Supplies, Inc.
9.25%, 12/01/2018 - 144A	2,705	2,874
Sally Holdings LLC
10.50%, 11/15/2016	2,546	2,718
Toys “R” Us — Delaware, Inc.
7.38%, 09/01/2016 - 144A	1,440	1,454
Toys “R” Us Property Co., I LLC
10.75%, 07/15/2017	8,415	9,362
Textiles, Apparel & Luxury Goods - 1.0%
Oxford Industries, Inc.
11.38%, 07/15/2015	2,110	2,384
Perry Ellis International, Inc.
7.88%, 04/01/2019	1,490	1,538
Phillips-Van Heusen Corp.
7.75%, 11/15/2023	2,255	2,421
Polymer Group, Inc.
7.75%, 02/01/2019 - 144A	1,265	1,268
Trading Companies & Distributors - 0.3%
United Rentals North America, Inc.
10.88%, 06/15/2016	1,760	1,969
Transportation Infrastructure - 0.3%
CHC Helicopter SA
9.25%, 10/15/2020 - 144A	2,825	2,550
Wireless Telecommunication Services - 1.6%
Digicel, Ltd.
8.25%, 09/01/2017 - 144A	2,705	2,806
12.00%, 04/01/2014 - 144A	1,445	1,673
Nextel Communications, Inc. — Series E
6.88%, 10/31/2013	100	101
NII Capital Corp.
8.88%, 12/15/2019	2,685	2,963
10.00%, 08/15/2016	2,380	2,761
SBA Telecommunications, Inc.
8.00%, 08/15/2016	985	1,048
8.25%, 08/15/2019	660	706

Total Corporate Debt Securities (cost $628,160)		648,089

CONVERTIBLE BONDS - 0.1%
Independent Power Producers & Energy Traders - 0.0% ∞
Mirant Corp. (Escrow Certificates)
2.50%, 06/15/2021 ‡ Ə § ±	1,220	♦
Life Sciences Tools & Services - 0.1%
Kendle International, Inc.
3.38%, 07/15/2012	1,050	1,050

Total Convertible Bonds (cost $1,013)		1,050

LOAN ASSIGNMENTS - 6.5%
Automobiles - 0.2%
DaimlerChrysler Group LLC
6.00%, 05/24/2017	1,400	1,364
Building Products - 0.6%
Goodman Global Holdings, Inc., 1st Lien
5.75%, 10/28/2016 *	1,181	1,183
Panolam Industries International, Inc., 1st Lien
8.25%, 12/31/2013 *	2,458	2,360
Panolam Industries International, Inc., 2nd Lien
10.00%, 06/30/2014 * Ə	886	824
Diversified Financial Services - 1.1%
CCM Merger, Inc. Tranche B
7.00%, 03/01/2017 *	965	976
Ceva Group PLC Extended Letter of Credit
5.25%, 08/31/2016 *	535	523
Ceva Group PLC Extended Tranche B
5.27%, 08/31/2016 *	1,493	1,466
First Data, Tranche B2
2.94%, 09/24/2014 *	1,314	1,216
Tomkins LLC, Tranche B
4.25%, 09/29/2016 *	3,730	3,727
Electric Utilities - 0.5%
Texas Competitive Electric Holding Co.
3.69%, 10/10/2014	4,791	4,001
Food Products - 0.4%
Del Monte Corp.
4.50%, 03/08/2018 *	2,800	2,791
Hotels, Restaurants & Leisure - 0.7%
Cannery Casino Resorts LLC, 2nd Lien
4.44%, 05/16/2014 *	860	798
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Hotels, Restaurants & Leisure (continued)
Dunkin’ Brands, Inc., Tranche B
4.25%, 11/23/2017 *	$786	$784
Hit Entertainment, Inc., 2nd Lien
5.78%, 02/26/2013 *	3,810	3,543
Household Products - 0.7%
Amscan Holdings, Inc., Tranche B
6.75%, 12/04/2017 *	3,275	3,280
Spectrum Brands, Inc., Tranche B
5.00%, 06/17/2016 *	2,028	2,038
Insurance - 0.2%
Asurion Corp., 2nd Lien
9.00%, 05/24/2019	1,800	1,807
Multiline Retail - 0.3%
Burlington Coat Factory Warehouse Corp., Tranche B
6.25%, 02/18/2017 *	2,394	2,385
Personal Products - 0.6%
Revlon Consumer Products, Tranche B
4.75%, 11/17/2017	4,300	4,300
Pharmaceuticals - 0.3%
Aptalis Pharma, Inc., Tranche B
5.50%, 02/10/2017 *	2,388	2,362
Specialty Retail - 0.9%
General Nutrition Centers, Inc., Tranche B
4.25%, 03/02/2018 *	2,600	2,598
Neiman Marcus Group, Inc.
4.75%, 05/16/2018 *	4,110	4,054

Total Loan Assignments (cost $48,076)		48,380

	Shares	Value

CONVERTIBLE PREFERRED STOCKS - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp. 4.50%	18,815	1,726
Chesapeake Energy Corp. 5.00%	2,304	228

Total Convertible Preferred Stocks (cost $2,091)		1,954

PREFERRED STOCKS - 0.6%
Diversified Financial Services - 0.6%
Citigroup Capital XIII 7.88% *	21,818	606
GMAC Capital Trust I 8.13% *	151,570	3,880

Total Preferred Stocks (cost $4,356)		4,486

COMMON STOCKS - 0.7%
Airlines - 0.0% ∞
Delta Air Lines, Inc. ‡	13,451	123
Building Products - 0.2%
Panolam Holdings Co. ‡ Ə § ±	1,803	1,736
Construction Materials - 0.5%
RathGibson, Inc. (Escrow Certificates) ‡ Ə § ±	95,700	3,202
Hotels, Restaurants & Leisure - 0.0% ∞
Greektown Superholdings,Inc. ‡	1,131	80
Shreveport Gaming Holdings, Inc. Ə	889	12
Independent Power Producers & Energy Traders - 0.0% ∞
Mirant Corp. (Escrow ± Certificates) ‡ Ə § ±	550,000	♦
Oil, Gas & Consumable Fuels - 0.0% ∞
SemGroup Corp. — Class A ‡	7,723	198

Total Common Stocks (cost $4,306)		5,351

INVESTMENT COMPANY - 0.0% ∞
Diversified Financial Services - 0.0% ∞
Adelphia Recovery Trust	2,697,805	$27
Total Investment Company (cost $2,641)

RIGHT - 0.0% ∞
Hotels, Restaurants & Leisure - 0.0% ∞
BLB Contingent Value Rights Preferred
Stock ‡ § ±	2,010	16
Total Right (cost $2,010)

WARRANTS - 0.0% ∞
Food Products - 0.0% ∞
American Seafoods Group LLC ‡ § ±
Expiration: 05/15/2018
Exercise Price: $0.01	1,265	126
Media - 0.0% ∞
Reader’s Digest Association, Inc. ‡ Ə § ±		.
Expiration: 02/19/2014
Exercise Price: $47.35	13,112	♦
Oil, Gas & Consumable Fuels - 0.0% ∞
SemGroup Corp. ‡
Expiration: 11/30/2014
Exercise Price: $25.00	8,130	51

Total Warrants (cost $ ♦)		177

	Principal	Value

REPURCHASE AGREEMENT - 4.6%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $34,245 on 07/01/2011. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/25/2038 - 05/15/2039, with a total value of $34,933.	$34,245	34,245
Total Repurchase Agreement (cost $34,245)

Total Investment Securities (cost $730,676) #		743,813
Other Assets and Liabilities — Net		6,035

Net Assets		$749,848

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

∞	Percentage rounds to less than 0.1%.

Џ	In default.

w	Value is less than $1 or zero.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

*	Floating or variable rate note. Rate is listed as of 06/30/2011.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $7,447, or 1.00% of the fund’s net assets.

▲	Rate shown reflects the yield at 06/30/2011.

§	Illiquid. At 06/30/2011, illiquid investment securities aggregated to $16,732, or 2.23% of the portfolio’s net assets.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $730,676. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $39,814 and $26,677, respectively. Net unrealized appreciation for tax purposes is $13,137.

±	Restricted security. At 06/30/2011, the portfolio owned the following securities (representing 0.68% of net assets) which were restricted as to public resale.

Description	Date of Acquisition	Principal	Cost		Value		Price*

Mirant Corp. (Escrow Certificates)	01/20/2006	1,220	$	w	$	w	$	¥

Description	Date of Acquisition	Shares	Cost	Value	Price*

Panolam Holdings Co.	12/29/2009	1,803	$3,080	$1,736	$962.65
RathGibson, Inc. (Escrow Certificates)	06/14/2010	95,700	508	3,202	33.45
Mirant Corp. (Escrow Certificates)	01/20/2006	550,000	w	w	¥
BLB Contingent Value Rights Preferred Stocks	11/22/2010	2,010	2,010	16	8.00
American Seafoods Group LLC	05/07/2010	1,265	w	126	100.00
Reader’s Digest Association, Inc.	05/18/2010	13,112	w	w	¥

*	Price not rounded to thousands.

¥	Price rounds to less than $0.01.
DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2011, these securities aggregated $267,106, or 35.62%, of the fund’s net assets.
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Common Stocks	$401	$—	$4,950	$5,351
Convertible Bonds	—	1,050	w	1,050
Convertible Preferred Stocks	1,954	—	—	1,954
Corporate Debt Securities	—	646,454	1,635	648,089
Investment Companies	27	—	—	27
Loan Assignments	—	47,556	824	48,380
Preferred Corporate Debt Securities	—	—	38	38
Preferred Stocks	4,486	—	—	4,486
Repurchase Agreement	—	34,245	—	34,245
Rights	—	16	—	16
Warrants	177	—	w	177

Total	$7,045	$729,321	$7,447	$743,813

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
Level 3 Rollforward — Investment Securities

										Net Change in
										Unrealized
										Appreciation/
						Net Change in				(Depreciation)
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending	on Investments
	Balance at			Discounts/	Realized	Appreciation	into Level 3	out of	Balance at	Held at
Securities	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation) ƒ	¥	Level 3 φ	06/30/2011	06/30/2011 ƒ
Common Stocks	$3,693	$—	$—	$—	$—	$1,257	$—	$—	$4,950	$1,257
Convertible Bonds	w	—	—	—	—	—	—	—	w	—
Corporate Debt Securities	1,866	—	(309)	—	4	74	—	—	1,635	59
Loan Assignments	810	—	—	21	—	(7)	—	—	824	(7)
Preferred Corporate Debt Securities	32	—	(193)	—	—	199	—	—	38	199
Warrants	w	—	—	—	—	—	—	—	w	—

Total	$6,401	$—	$(502)	$21	$4	$1,523	$—	$—	$7,447	$1,508

ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2011 may be due to an investment no longer held or categorized as Level 3 at period end.

¥	Transferred into Level 3 because of unavailability of observable inputs.

φ	Transferred out of Level 3 because of availability of observable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury Bond
4.38%, 05/15/2041	$60	$60
4.75%, 02/15/2041	140	149
U.S. Treasury Note
0.63%, 06/30/2012 γ	65	65
0.63%, 01/31/2013	100	100
0.75%, 06/15/2014	105	105
1.75%, 05/31/2016	450	451

Total U.S. Government Obligations (cost $938)		930

U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.4%
Fannie Mae
3.04%, 03/01/2041 *	93	96
3.15%, 03/01/2041 *	97	101
3.32%, 12/01/2040 *	107	111
4.00%, 01/01/2026- 02/01/2041	3,233	3,300
4.36%, 10/09/2019 ▲	280	196
4.50%, 10/01/2040- 06/01/2041	4,871	5,053
5.00%, 03/01/2040- 06/01/2041	1,541	1,643
5.50%, 06/01/2033- 09/01/2036	1,020	1,111
Fannie Mae, TBA
3.50%	500	485
4.00%	1,200	1,200
4.50%	1,000	1,057
5.00%	700	744
5.50%	1,200	1,298
6.00%	1,400	1,538
6.50%	600	679
Farmer Mac Guaranteed Notes Trust 2007-1
5.13%, 04/19/2017 - 144A	350	396
Freddie Mac
3.06%, 02/01/2041 *	98	102
3.53%, 09/30/2019	100	100
3.97%, 01/25/2021 *	240	243
4.00%, 05/01/2026	689	721
4.50%, 02/01/2041- 04/01/2041	756	783
5.00%, 06/01/2041	350	374
Freddie Mac, TBA
5.00%	300	318
Ginnie Mae
1.34%, 11/20/2059 *	473	486
Ginnie Mae, TBA
4.50%	100	106
Resolution Funding Corp., Interest STRIPS
2.88%, 07/15/2018 ▲	250	204
2.95%, 10/15/2018 ▲	250	201
Tennessee Valley Authority
5.25%, 09/15/2039	60	64

Total U.S. Government Agency Obligations (cost $22,448)		22,710

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Hydro Quebec
8.05%, 07/07/2024	240	330
8.40%, 01/15/2022	95	131
9.40%, 02/01/2021	50	72
Japan Finance Corp.
2.88%, 02/02/2015 ^	250	264
Poland Government International Bond
5.13%, 04/21/2021 ^	90	93

Total Foreign Government Obligations (cost $883)		890

MORTGAGE-BACKED SECURITIES - 5.7%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2 1.03%, 02/25/2035 *	78	70
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-5, Class A4 5.12%, 10/10/2045 *	250	271
Series 2006-4, Class AM 5.68%, 07/10/2046	30	30
Series 2007-3, Class A4 5.62%, 06/10/2049 *	60	65
Bear Stearns Commercial Mortgage Securities
Series 2007-PW17, Class A4 5.69%, 06/11/2050 *	100	109
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2 0.40%, 12/25/2046 *	1,108	295
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A4 5.32%, 12/11/2049	110	117
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class AM 6.01%, 06/15/2038 *	40	40
Series 2010-RR1, Class 2A 5.70%, 09/15/2040 - 144A *	90	98
Series 2010-RR2, Class 2A 5.99%, 09/15/2039 - 144A *	120	130
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4 5.22%, 08/15/2048	200	212
DBUBS Mortgage Trust
Series 2011-LC2A, Class A4 4.54%, 07/10/2044 - 144A	100	100
Extended Stay America Trust
Series 2010-ESHA, Class B 4.22%, 11/05/2027 - 144A	140	142
Series 2010-ESHA, Class C 4.86%, 11/05/2027 - 144A	200	200
Series 2010-ESHA, Class D 5.50%, 11/05/2027 - 144A	100	100
GE Capital Commercial Mortgage Corp.
Series 2007-C1, Class A4 5.54%, 12/10/2049	300	320
Series 2007-C1, Class AAB 5.48%, 12/10/2049	100	106
GMAC Mortgage Corp., Loan Trust
Series 2005-AR1, Class 3A 3.10%, 03/18/2035 *	451	404
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AJ 5.88%, 07/10/2038 *	40	36
Series 2006-GG7, Class AM 5.88%, 07/10/2038 *	50	51
Impac CMB Trust
Series 2004-6, Class 1A1 0.99%, 10/25/2034 *	178	138
IndyMac INDA Mortgage Loan Trust
Series 2007-AR7, Class 1A1 5.84%, 09/25/2037 *	358	288
IndyMac Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1 5.14%, 08/25/2037 *	441	268

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A 4.16%, 01/12/2039 - 144A	$198	$206
Series 2006-CB14, Class AM 5.44%, 12/12/2044 *	50	49
Series 2007-CB18, Class A3 5.45%, 06/12/2047	105	110
JPMorgan Mortgage Trust
Series 2004-A3, Class 1A1 2.56%, 07/25/2034 *	287	273
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3 5.87%, 09/15/2045 *	90	98
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A3, Class 4A3 5.00%, 05/25/2034 *	161	162
Series 2005-A5, Class A3 2.62%, 06/25/2035 *	1,300	1,054
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4 5.70%, 09/12/2049	200	215
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A1 0.83%, 10/25/2028 *	140	128
Morgan Stanley Capital I
Series 2005-HQ6, Class A4A 4.99%, 08/13/2042	190	206
Series 2007-HQ12, Class A2FL 0.44%, 04/12/2049 *	28	26
Series 2007-HQ12, Class A2FX 5.78%, 04/12/2049 *	56	57
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A 2.50%, 03/23/2051 - 144A Ə	50	50
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1 0.54%, 01/19/2034 *	249	194
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class A4 5.90%, 02/15/2051 *	240	261

Total Mortgage-Backed Securities (cost $7,897)		6,679

ASSET-BACKED SECURITIES — 2.4%
AmeriCredit Automobile Receivables Trust
Series 2011-2, Class C 3.19%, 10/12/2016	115	118
Avis Budget Rental Car Funding AESOP LLC
Series 2010-3A, Class A 4.64%, 05/20/2016 - 144A	100	108
Citibank Omni Master Trust
Series 2009-A17, Class A17 4.90%, 11/15/2018 - 144A	250	271
Education Funding Capital Trust I
Series 2003-3, Class A7 2.43%, 12/15/2042 *	150	123
Hertz Corp.
Series 2009-2A, Class A2 5.29%, 03/25/2016 - 144A	120	132
Nelnet Student Loan Trust
Series 2006-1, Class A5 0.37%, 08/23/2027 *	135	128
Series 2008-4, Class A4 1.75%, 04/25/2017 *	170	174
Santander Consumer Acquired Receivables Trust
Series 2011-S1A, Class B 1.66%, 08/15/2016 - 144A	257	257
Series 2011-S1A, Class C 2.01%, 08/15/2016 - 144A	282	281
Series 2011-WO, Class C 3.19%, 10/15/2015 - 144A	70	71
Santander Drive Auto Receivables Trust
Series 2010-2, Class B 2.24%, 12/15/2014	110	110
Series 2010-2, Class C 3.89%, 07/17/2017	130	133
Series 2011-S1A, Class B 1.48%, 07/15/2013 - 144A	213	213
Series 2011-S1A, Class D 3.10%, 03/15/2013 - 144A	88	88
Scholar Funding Trust
Series 2011-A, Class A 1.17%, 10/28/2043 - 144A *	145	144
SLM Student Loan Trust
Series 2004-B, Class A2 0.45%, 06/15/2021 *	217	212
Series 2008-5, Class A4 1.97%, 07/25/2023 *	170	178

Total Asset-Backed Securities (cost $2,715)		2,741

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
New York City Municipal Water Finance Authority
5.38%, 06/15/2043	100	106
Total Municipal Government Obligations (cost $99)

PREFERRED CORPORATE DEBT SECURITIES - 0.2%
Capital Markets - 0.1%
Credit Suisse
5.86%, 05/15/2017 * Ž ^	90	86
Lehman Brothers Holdings Capital Trust VII
5.86%, 05/31/2012 Ž Џ ‡ §	200	w
Lehman Brothers Holdings E-Capital Trust I
3.59%, 08/19/2065 Џ ‡	120	w
State Street Capital Trust IV
1.25%, 06/15/2037 *	10	8
Commercial Banks - 0.1%
ABN Amro North American Holding Preferred Capital Repackage Trust I
6.52%, 11/08/2012 - 144A * Ž	80	73
SunTrust Capital VIII
6.10%, 12/15/2036 *	10	10
Wachovia Capital Trust III
5.57%, 08/08/2011 * Ž ^	5	5

Total Preferred Corporate Debt Securities (cost $459)		182

CORPORATE DEBT SECURITIES - 13.2%
Auto Components - 0.0% ∞
BorgWarner, Inc.
4.63%, 09/15/2020	30	31
Automobiles - 0.0% ∞
General Motors Corp. (Escrow Shares)
8.25%, 07/15/2023 ^	470	12
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 01/15/2020 ^	120	133

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Capital Markets - 1.2%
BP Capital Markets PLC
3.13%, 03/10/2012 ^	$30	$31
3.13%, 10/01/2015	40	41
3.88%, 03/10/2015 ^	100	105
Credit Suisse AG
5.40%, 01/14/2020 ^	30	30
Goldman Sachs Group, Inc.
3.63%, 02/07/2016 ^	480	486
3.70%, 08/01/2015	160	163
Lehman Brothers Holdings, Inc.
5.25%, 02/06/2012 Џ ‡	100	26
Lehman Brothers Holdings, Inc. — Series 1
6.75%, 12/28/2017 Џ ‡	480	♦
Morgan Stanley
2.76%, 05/14/2013 * ^	200	205
4.20%, 11/20/2014 ^	140	145
Morgan Stanley — Series F
6.25%, 08/28/2017 ^	120	130
Chemicals - 0.0% ∞
Dow Chemical Co.
4.25%, 11/15/2020 ^	25	24
Westlake Chemical Corp.
6.63%, 01/15/2016	17	18
Commercial Banks - 2.2%
Canadian Imperial Bank of Commerce
2.75%, 01/27/2016 - 144A ^	180	184
CIT Group, Inc.
6.63%, 04/01/2018 - 144A ^	33	34
7.00%, 05/01/2017	71	70
DnB NOR Boligkreditt
2.10%, 10/14/2015 - 144A ^	610	603
2.90%, 03/29/2016 - 144A	325	331
Eksportfinans ASA
2.00%, 09/15/2015 ^	310	309
Fifth Third Capital Trust IV
6.50%, 04/15/2037 *	40	39
Glitnir Banki HF
6.33%, 07/28/2011 - 144A Џ ‡	160	44
6.69%, 06/15/2016 - 144A Ə Џ ‡	380	w
HSBC Bank Brasil SA — Banco Multiplo
4.00%, 05/11/2016 - 144A	200	202
HSBC Bank PLC
3.10%, 05/24/2016 - 144A ^	150	149
HSBC Holdings PLC
5.10%, 04/05/2021	70	72
Landsbanki Islands HF
6.10%, 08/25/2011 - 144A Џ ‡	140	10
Royal Bank of Canada
3.13%, 04/14/2015 - 144A	445	463
Construction Materials - 0.0% ∞
Lafarge SA
7.13%, 07/15/2036 ^	20	20
Consumer Finance - 0.2%
Ally Financial, Inc.
1.75%, 10/30/2012	150	152
SLM Corp.
6.25%, 01/25/2016 ^	78	81
Containers & Packaging - 0.0% ∞
Ball Corp.
6.75%, 09/15/2020	50	53
Diversified Consumer Services - 0.0% ∞
Service Corp., International
7.50%, 04/01/2027	35	33
Diversified Financial Services - 1.8%
AngloGold Ashanti Holdings PLC
5.38%, 04/15/2020	40	39
Bank of America Corp.
3.63%, 03/17/2016 ^	40	40
5.00%, 05/13/2021	55	54
5.63%, 07/01/2020	150	155
Citigroup, Inc.
3.95%, 06/15/2016 ^	195	200
4.59%, 12/15/2015 ^	600	631
4.75%, 05/19/2015 ^	35	37
5.00%, 09/15/2014	20	21
5.38%, 08/09/2020 ^	25	26
6.00%, 08/15/2017 ^	15	16
General Electric Capital Corp.
5.50%, 01/08/2020	115	123
JPMorgan Chase & Co.
3.15%, 07/05/2016 ^	140	141
JPMorgan Chase Bank NA
6.00%, 10/01/2017 ^	250	278
Kaupthing Bank Hf
7.13%, 05/19/2016 - 144A Ə Џ ‡	130	w
Kaupthing Bank Hf — Series 1
7.63%, 02/28/2015 - 144A Џ ‡	710	176
Swiss Re Capital I LP
6.85%, 05/29/2049 - 144A * Ž	70	67
WEA Finance LLC
4.63%, 05/10/2021 - 144A	35	34
Woodside Finance, Ltd.
4.60%, 05/10/2021 - 144A ^	25	25
Diversified Telecommunication Services - 0.8%
GTE Corp.
6.84%, 04/15/2018 ^	22	26
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 - 144A	44	44
8.50%, 11/01/2019	50	53
Level 3 Financing, Inc.
8.75%, 02/15/2017	11	11
9.38%, 04/01/2019 - 144A	22	23
10.00%, 02/01/2018 ^	20	21
Qwest Communications International, Inc.
7.13%, 04/01/2018	36	39
8.00%, 10/01/2015	74	80
Qwest Corp.
6.50%, 06/01/2017 ^	13	14
7.63%, 06/15/2015 ^	24	27
8.38%, 05/01/2016	25	30
Sprint Capital Corp.
6.88%, 11/15/2028 ^	24	23
8.75%, 03/15/2032	60	65
Telecom Italia Capital SA
5.25%, 10/01/2015 ^	130	135
Verizon Communications, Inc.
6.10%, 04/15/2018 ^	63	72
6.40%, 02/15/2038	37	40
8.75%, 11/01/2018 ^	165	215
8.95%, 03/01/2039 ^	10	14
Electric Utilities - 0.7%
Alabama Power Co.
3.95%, 06/01/2021	55	55
Cleveland Electric Illuminating Co.
8.88%, 11/15/2018	7	9

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Electric Utilities (continued)
Duke Energy Carolinas LLC
3.90%, 06/15/2021	$45	$45
Energy Future Intermediate Holding Co., LLC
10.00%, 12/01/2020 ^	306	327
FirstEnergy Corp. — Series B
6.45%, 11/15/2011	7	7
FirstEnergy Corp. — Series C
7.38%, 11/15/2031 ^	175	199
Georgia Power Co.
3.00%, 04/15/2016 ^	100	102
Jersey Central Power & Light Co.
7.35%, 02/01/2019 ^	30	36
Southern California Edison Co.
3.88%, 06/01/2021	80	80
Trans-Allegheny Interstate Line Co.
4.00%, 01/15/2015 - 144A	30	31
Energy Equipment & Services - 0.3%
Cie Generale de Geophysique-Veritas
7.75%, 05/15/2017	40	41
Complete Production Services, Inc.
8.00%, 12/15/2016	105	111
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/2020 ^	75	84
Ensco PLC
3.25%, 03/15/2016	20	20
4.70%, 03/15/2021	45	45
Pride International, Inc.
6.88%, 08/15/2020 ^	30	35
Rockies Express Pipeline LLC
3.90%, 04/15/2015 - 144A	15	15
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc.
5.63%, 04/15/2041	70	72
Food Products - 0.1%
Kraft Foods, Inc.
5.38%, 02/10/2020	75	82
6.50%, 08/11/2017 ^	35	41
Health Care Providers & Services - 0.3%
Fresenius Medical Care U.S. Finance, Inc.
6.88%, 07/15/2017	120	128
HCA, Inc.
6.30%, 10/01/2012 ^	6	6
Tenet Healthcare Corp.
9.00%, 05/01/2015	45	48
10.00%, 05/01/2018	45	51
WellPoint, Inc.
5.25%, 01/15/2016	45	50
Hotels, Restaurants & Leisure - 0.2%
Boyd Gaming Corp.
6.75%, 04/15/2014 ^	25	25
7.13%, 02/01/2016 ^	80	74
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018 ^	50	45
Inn of the Mountain Gods Resort & Casino
1.25%, 11/30/2020 - 144A Ώ	20	12
Mohegan Tribal Gaming Authority
6.13%, 02/15/2013 ^	15	12
Station Casinos, Inc.
6.88%, 03/01/2016 Џ ‡	10	w
7.75%, 08/15/2016 Џ ‡	90	w
Yum! Brands, Inc.
5.30%, 09/15/2019	22	24
6.25%, 04/15/2016	33	38
Independent Power Producers & Energy Traders - 0.1%
AES Corp.
7.75%, 10/15/2015 ^	80	85
Insurance - 0.8%
American International Group, Inc.
5.45%, 05/18/2017 ^	45	47
8.18%, 05/15/2058 * ^	15	16
Fairfax Financial Holdings, Ltd.
5.80%, 05/15/2021 - 144A	75	73
Genworth Financial, Inc.
6.15%, 11/15/2066 *	10	7
Liberty Mutual Group, Inc.
10.75%, 06/15/2058 - 144A *	10	13
Lincoln National Corp.
7.00%, 06/15/2040 ^	50	56
Manulife Financial Corp.
3.40%, 09/17/2015 ^	110	113
Metropolitan Life Global Funding I
2.50%, 01/11/2013 - 144A	200	205
5.13%, 06/10/2014 - 144A	100	109
Prudential Financial, Inc.
4.75%, 09/17/2015 ^	140	151
5.38%, 06/21/2020	120	126
XL Group PLC
6.50%, 12/29/2049 * Ž ^	50	46
Life Sciences Tools & Services - 0.0% ∞
Life Technologies Corp.
5.00%, 01/15/2021	11	11
Media - 1.1%
CBS Corp.
4.63%, 05/15/2018	20	21
5.75%, 04/15/2020 ^	30	33
8.88%, 05/15/2019 ^	70	89
Comcast Corp.
5.88%, 02/15/2018 ^	99	111
6.45%, 03/15/2037	50	53
COX Communications, Inc.
8.38%, 03/01/2039 - 144A	95	124
CSC Holdings LLC
8.63%, 02/15/2019 ^	5	6
DIRECTV Holdings LLC
3.13%, 02/15/2016 ^	190	194
DISH DBS Corp.
7.00%, 10/01/2013	30	32
NBCUniversal Media LLC
4.38%, 04/01/2021 - 144A	97	96
5.15%, 04/30/2020 - 144A	155	164
News America, Inc.
6.15%, 02/15/2041 - 144A ^	55	54
6.40%, 12/15/2035	75	78
6.65%, 11/15/2037	10	11
Time Warner, Inc.
4.70%, 01/15/2021 ^	30	30
6.10%, 07/15/2040	20	20
Time Warner Cable, Inc.
5.88%, 11/15/2040 ^	55	54

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Metals & Mining - 0.5%
Barrick Gold Corp.
2.90%, 05/30/2016 - 144A ^	$280	$281
Cliffs Natural Resources, Inc.
4.88%, 04/01/2021	75	75
Novelis, Inc.
8.75%, 12/15/2020 ^	80	86
Steel Dynamics, Inc.
6.75%, 04/01/2015 ^	65	66
Multiline Retail - 0.1%
JC Penney Corp., Inc.
7.40%, 04/01/2037	20	20
Macy’s Retail Holdings, Inc.
5.90%, 12/01/2016	120	134
Multi-Utilities - 0.1%
Dominion Resources, Inc. — Series D
8.88%, 01/15/2019	80	104
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp.
5.95%, 09/15/2016 ^	163	183
6.38%, 09/15/2017 ^	84	96
Consol Energy, Inc.
8.25%, 04/01/2020	10	11
El Paso Corp.
7.80%, 08/01/2031	86	100
Enterprise Products Operating LLC
5.20%, 09/01/2020 ^	190	200
KeySpan Gas East Corp.
5.82%, 04/01/2041 - 144A	50	51
Kinder Morgan Energy Partners, LP
5.30%, 09/15/2020 ^	92	97
6.38%, 03/01/2041	20	20
6.55%, 09/15/2040	15	16
Marathon Petroleum Corp.
6.50%, 03/01/2041 - 144A ^	132	136
MEG Energy Corp.
6.50%, 03/15/2021 - 144A ^	70	70
Nexen, Inc.
7.50%, 07/30/2039 ^	135	151
Pemex Project Funding Master Trust
6.63%, 06/15/2035 ^	147	155
Petrobras International Finance Co.
3.88%, 01/27/2016	160	163
5.75%, 01/20/2020 ^	250	268
6.13%, 10/06/2016 ^	50	56
Rockies Express Pipeline LLC
6.85%, 07/15/2018 - 144A	25	28
SandRidge Energy, Inc.
8.75%, 01/15/2020	60	64
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049 Ə	25	w
Valero Energy Corp.
6.13%, 02/01/2020 ^	30	33
Western Gas Partners, LP
5.38%, 06/01/2021	95	98
Williams Partners, LP
4.13%, 11/15/2020	25	24
Paper & Forest Products - 0.0% ∞
International Paper Co.
5.30%, 04/01/2015 ^	5	5
Pharmaceuticals - 0.1%
Wyeth
5.95%, 04/01/2037	110	118
Real Estate Investment Trusts - 0.0% ∞
Ventas Realty, LP
4.75%, 06/01/2021	35	34
Real Estate Management & Development - 0.3%
Realogy Corp.
7.88%, 02/15/2019 - 144A ^	90	89
11.50%, 04/15/2017	230	234
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	135	139
CSX Corp.
4.25%, 06/01/2021 ^	50	50
Semiconductors & Semiconductor Equipment - 0.0% ∞
MagnaChip Semiconductor S.A.
1.00%, 12/15/2049 Ə	1	w
Software - 0.1%
First Data Corp.
7.38%, 06/15/2019 - 144A ^	80	81
12.63%, 01/15/2021 - 144A ^	75	80
Wireless Telecommunication Services - 0.1%
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	100	109

Total Corporate Debt Securities (cost $17,052)		15,327

	Shares	Value

PREFERRED STOCKS - 0.1%
U.S. Government Agency Obligation - 0.1%
Fannie Mae 0.00% *	600	2
Fannie Mae 8.25% *	10,800	23
Freddie Mac 8.38% *	14,925	44

Total Preferred Stocks (cost $675)		69

COMMON STOCKS - 60.0%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	10,324	615
Huntington Ingalls Industries, Inc. ‡ ^	164	6
L-3 Communications Holdings, Inc. ^	1,291	113
Raytheon Co. ^	1,968	98
United Technologies Corp.	12,973	1,148
Airlines - 0.1%
Southwest Airlines Co. ^	9,461	108
Auto Components - 0.5%
Johnson Controls, Inc.	13,766	573
Automobiles - 0.4%
General Motors Co. ‡ ^	13,985	425
Beverages - 1.9%
Coca-Cola Co.	22,367	1,504
PepsiCo, Inc.	11,861	835
Biotechnology - 1.2%
Biogen Idec, Inc. ‡	5,464	584
Celgene Corp. ‡	9,928	599
Dendreon Corp. ‡ ^	5,434	214
Capital Markets - 1.3%
Charles Schwab Corp. ^	5,787	95
E*Trade Financial Corp. ‡ ^	1,051	15
Goldman Sachs Group, Inc.	2,395	319
Invesco, Ltd.	4,425	104
Janus Capital Group, Inc. ^	1,072	10
Morgan Stanley ^	5,900	136
Northern Trust Corp.	2,956	136

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Capital Markets (continued)
State Street Corp. ^	14,610	$658
TD Ameritrade Holding Corp. ^	3,594	70
Chemicals - 1.5%
Air Products & Chemicals, Inc. ^	1,092	104
CF Industries Holdings, Inc.	1,055	149
Dow Chemical Co. ^	14,450	520
E.I. du Pont de Nemours & Co.	15,729	851
Georgia Gulf Corp. ‡ ^	1,977	48
PPG Industries, Inc. ^	821	75
Commercial Banks - 2.0%
Huntington Bancshares, Inc. ^	14,400	94
Popular, Inc. ‡	14,300	39
SunTrust Banks, Inc.	3,114	80
U.S. Bancorp ^	23,855	609
Wells Fargo & Co. ^	49,627	1,393
Zions Bancorporation ^	3,817	92
Communications Equipment - 0.8%
Cisco Systems, Inc.	22,870	357
Harris Corp. ^	630	28
Juniper Networks, Inc. ‡	3,177	100
QUALCOMM, Inc.	6,898	392
Computers & Peripherals - 3.0%
Apple, Inc. ‡	7,420	2,491
EMC Corp. ‡	21,016	579
NetApp, Inc. ‡	4,056	214
SanDisk Corp. ‡ ^	6,784	282
Construction & Engineering - 0.5%
Fluor Corp.	9,347	604
Consumer Finance - 0.5%
American Express Co.	7,431	384
Capital One Financial Corp.	3,978	206
Containers & Packaging - 0.2%
Ball Corp. ^	5,465	210
Diversified Consumer Services - 0.1%
ITT Educational Services, Inc. ‡ ^	2,226	174
Diversified Financial Services - 2.1%
Bank of America Corp.	86,802	951
Citigroup, Inc. ^	27,202	1,134
IntercontinentalExchange, Inc. ‡ ^	2,416	301
Diversified Telecommunication Services - 1.5%
AT&T, Inc. ^	12,340	388
Frontier Communications Corp. ^	5,768	47
Verizon Communications, Inc. ^	35,402	1,317
Electric Utilities - 1.0%
FirstEnergy Corp.	5,784	255
Nextera Energy, Inc. ^	9,007	518
Northeast Utilities ^	10,200	359
Electrical Equipment - 0.2%
Emerson Electric Co.	4,361	245
Thomas & Betts Corp. ‡	700	38
Electronic Equipment & Instruments - 0.6%
Amphenol Corp. — Class A ^	1,026	55
Avnet, Inc. ‡	2,235	71
Corning, Inc.	16,722	304
TE Connectivity, Ltd.	8,374	308
Energy Equipment & Services - 0.9%
Helmerich & Payne, Inc.	604	40
National Oilwell Varco, Inc.	3,399	266
Schlumberger, Ltd.	8,714	753
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	7,797	293
Kroger Co. ^	11,074	275
Safeway, Inc. ^	7,817	183
Wal-Mart Stores, Inc. ^	17,674	939
Food Products - 0.7%
ConAgra Foods, Inc.	5,800	150
General Mills, Inc.	12,827	477
Kellogg Co.	2,486	138
Gas Utilities - 0.4%
AGL Resources, Inc.	5,217	212
Oneok, Inc. ^	2,917	216
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc. ^	5,078	303
Becton, Dickinson and Co. ^	3,039	262
Covidien PLC ^	10,968	584
St. Jude Medical, Inc. ^	5,713	272
Health Care Providers & Services - 1.6%
CIGNA Corp.	308	16
DaVita, Inc. ‡	6,083	527
Humana, Inc. ^	4,910	395
McKesson Corp. ^	2,965	248
UnitedHealth Group, Inc.	12,713	656
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp. ^	9,739	366
McDonald’s Corp.	4,018	339
Royal Caribbean Cruises, Ltd. ‡ ^	2,154	81
Yum! Brands, Inc.	1,900	105
Household Durables - 0.2%
Lennar Corp. — Class A ^	7,141	130
Whirlpool Corp. ^	842	68
Household Products - 1.9%
Colgate-Palmolive Co.	4,675	409
Kimberly-Clark Corp. ^	5,320	354
Procter & Gamble Co.	22,163	1,409
Independent Power Producers & Energy Traders - 0.3%
AES Corp. ‡	5,185	66
Constellation Energy Group, Inc.	7,881	299
Industrial Conglomerates - 2.1%
3M Co.	7,612	722
General Electric Co.	55,838	1,053
Textron, Inc. ^	2,770	65
Tyco International, Ltd.	13,021	644
Insurance - 1.7%
ACE, Ltd. ^	4,263	281
Aflac, Inc.	6,583	307
Axis Capital Holdings, Ltd. ^	4,177	129
Berkshire Hathaway, Inc. — Class B ‡ ^	2,383	184
Everest RE Group, Ltd.	1,700	139
MetLife, Inc. ^	11,373	500
Prudential Financial, Inc.	7,677	488
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. ‡ ^	4,269	873
Internet Software & Services - 0.0% ∞
Google, Inc. — Class A ‡ ^	69	35
IT Services - 2.2%
Accenture PLC — Class A	7,300	442
Cognizant Technology Solutions Corp. - Class A ‡	4,546	333

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

IT Services (continued)
Genpact, Ltd. ‡ ^	6,100	$105
International Business Machines Corp.	8,477	1,455
Mastercard, Inc. — Class A	797	240
Machinery - 0.9%
Donaldson Co., Inc. ^	570	35
Eaton Corp.	3,496	180
ITT Corp. ^	1,059	62
Joy Global, Inc. ^	985	94
Kennametal, Inc.	851	36
PACCAR, Inc.	12,265	626
Media - 2.4%
Cablevision Systems Corp. — Class A ^	200	7
CBS Corp. — Class B ^	24,972	711
Comcast Corp. — Class A	4,262	108
DIRECTV — Class A ‡	5,979	304
DISH Network Corp. — Class A ‡	3,600	110
Gannett Co., Inc.	3,672	53
Time Warner, Inc. ^	20,881	760
Walt Disney Co.	19,599	766
Metals & Mining - 0.6%
Alcoa, Inc. ^	33,827	536
Freeport-McMoRan Copper & Gold, Inc.	2,776	147
Multiline Retail - 0.6%
Family Dollar Stores, Inc.	651	34
Kohl’s Corp.	1,600	80
Macy’s, Inc.	3,600	105
Nordstrom, Inc. ^	1,631	77
Target Corp. ^	9,708	455
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	10,635	206
Sempra Energy ^	5,287	279
Oil, Gas & Consumable Fuels - 6.6%
Anadarko Petroleum Corp.	7,874	604
Apache Corp. ^	3,520	434
Chesapeake Energy Corp. ^	6,423	191
Chevron Corp.	18,381	1,890
ConocoPhillips	10,317	776
Devon Energy Corp.	5,393	425
EOG Resources, Inc. ^	5,117	535
Exxon Mobil Corp.	20,128	1,638
Marathon Oil Corp.	4,113	217
Noble Energy, Inc.	900	81
Pioneer Natural Resources Co. ^	1,562	140
Range Resources Corp. ^	2,061	114
SemGroup Corp. — Class A ‡	64	2
Valero Energy Corp.	9,545	244
Williams Cos., Inc.	14,100	427
Pharmaceuticals - 3.1%
Abbott Laboratories	21,626	1,138
Johnson & Johnson	5,609	373
Merck & Co., Inc.	27,720	978
Mylan, Inc. ‡ ^	8,580	212
Pfizer, Inc.	46,395	956
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.	443	34
AvalonBay Communities, Inc.	1,362	175
Dupont Fabros Technology, Inc. ^	2,954	74
Essex Property Trust, Inc. ^	1,079	146
Host Hotels & Resorts, Inc. ^	19,809	336
Road & Rail - 1.3%
CSX Corp. ^	19,932	523
Norfolk Southern Corp. ^	9,159	686
Union Pacific Corp.	2,430	254
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	12,842	167
Broadcom Corp. — Class A ‡ ^	11,041	371
Freescale Semiconductor Holdings I, Ltd. ‡ ^	4,800	88
KLA-Tencor Corp. ^	1,929	78
LAM Research Corp. ‡ ^	4,416	196
Novellus Systems, Inc. ‡ ^	2,061	74
Texas Instruments, Inc.	6,729	221
Xilinx, Inc. ^	11,340	414
Software - 1.9%
Citrix Systems, Inc. ‡	961	77
Microsoft Corp.	47,067	1,223
Oracle Corp.	28,795	948
Specialty Retail - 1.3%
Advance Auto Parts, Inc. ^	869	51
AutoZone, Inc. ‡	1,425	420
Bed Bath & Beyond, Inc. ‡ ^	2,689	157
CarMax, Inc. ‡ ^	1,100	36
Lowe’s Cos., Inc. ^	15,227	355
Ross Stores, Inc.	1,326	106
Staples, Inc. ^	4,101	65
TJX Cos., Inc.	5,936	312
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	1,344	86
V.F. Corp.	498	54
Tobacco - 0.4%
Philip Morris International, Inc.	6,785	453
Wireless Telecommunication Services - 0.9%
American Tower Corp. — Class A ‡	2,913	152
Crown Castle International Corp. ‡	7,358	300
Sprint Nextel Corp. ‡	106,613	575

Total Common Stocks (cost $64,792)		69,910

WARRANTS - 0.1%
Automobiles - 0.1%
General Motors Co. ‡ ^
Expiration: 07/10/2016
Exercise Price: $10.00	1,665	36
General Motors Co. ‡ ^
Expiration: 07/10/2019
Exercise Price: $18.33	1,665	27
Oil, Gas & Consumable Fuels - 0.0% ∞
SemGroup Corp. ‡
Expiration: 11/30/2014
Exercise Price: $25.00	68	w

Total Warrants (cost $174)		63

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Notional
	Amount	Value

PURCHASED OPTIONS - 0.0% ∞
Call Options - 0.0% ∞
10-Year U.S. Treasury Note Future	$6	$12
Call Strike $121.50
Expires 08/26/2011
Put Options 0.0% ∞
Eurodollar, Mid-Curve 1-Year Future	58	t
Put Strike $98.25
Expires 09/16/2011
5-Year U.S. Treasury Note Future	13	4
Put Strike $117.00
Expires 08/26/2011
10-Year U.S. Treasury Note Future	6	6
Put Strike $121.50
Expires 08/26/2011

Total Purchased Options (cost $41)		22

	Shares	Value

SECURITIES LENDING COLLATERAL - 21.6%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% 	25,077,309	25,077
Total Securities Lending Collateral (cost $25,077)

	Principal	Value

REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $771 on 07/01/2011. Collateralized by U.S. Government Obligations, 1.75%, due 05/31/2016, with a total value of $790.	$771	771
Total Repurchase Agreement (cost $771)

Total Investment Securities (cost $144,021) #		145,477
Other Assets and Liabilities — Net		(29,154)

Net Assets		$116,323

	Principal	Value

SECURITIES SOLD SHORT — (3.3%)
U.S. Government Agency Obligations — (3.3%)
Fannie Mae, TBA
4.00%	$(1,400)	$(1,458)
4.50%	(1,000)	(1,035)
Freddie Mac, TBA
4.00%	(600)	(624)
4.50%	(700)	(723)

Total Securities Sold Short (proceeds $(3,850))		(3,840)

	Notional
	Amount	Value

WRITTEN-OPTIONS - 0.0% ∞
Call Options - 0.0% ∞
30-Year U.S. Treasury Note Future	(3)	(5)
Call Strike $124.00
Expires 08/26/2011
Put Options - 0.0% ∞
30-Year U.S. Treasury Note Future	(3)	(8)
Put Strike $124.00
Expires 08/26/2011
Eurodollar, Mid-Curve 1-Year Future	(58)	t
Put Strike $97.75
Expires 09/16/2011

Total Written Options (Premiums: $(24))		(13)

FUTURES CONTRACTS: Є

				Net Unrealized
				Appreciation
Description	Type	Contracts ┌	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	Long	4	09/21/2011	$(2)
2-Year U.S. Treasury Note	Short	(26)	09/30/2011	3
30-Year U.S. Treasury Bond	Long	15	09/21/2011	(32)
5-Year U.S. Treasury Note	Short	(2)	09/30/2011	t
90-Day Eurodollar	Long	18	12/19/2011	22
S&P 500 E-Mini Index	Long	5	09/16/2011	11
Ultra Long U.S. Treasury Bond	Long	8	09/21/2011	(2)

				$ t

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:
*	Floating or variable rate note. Rate is listed as of 06/30/2011.

^	All or a portion of this security is on loan. The value of all securities on loan is $24,516.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $50, or 0.04% of the fund’s net assets.

Ž	These securities have a perpetual maturity. The date shown is the next call date.

Џ	In default.

Ώ	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

g	All or a portion of this security in the amount of $65 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

Є	Cash in the amount of $30 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

▲	Rate shown reflects the yield at 06/30/2011.

♦	Value is less than $1 or zero.

┌	Contracts amounts are not in thousands.

#	Aggregate cost for federal income tax purposes is $144,021. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,019 and $5,563, respectively. Net unrealized appreciation for tax purposes is $1,456.

§	Illiquid. At 06/30/2011, illiquid investment security aggregated to less than $1, or less than 0.01%, of the portfolio’s net assets.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2011, these securities aggregated $7,270, or 6.25%, of the fund’s net assets.

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011

Asset-Backed Securities	$—	$2,741	$—	$2,741
Common Stocks	67,572	2,338	—	69,910
Corporate Debt Securities	—	15,327	t	15,327
Foreign Government Obligations	—	890	—	890
Mortgage-Backed Securities	—	6,679	—	6,679
Municipal Government Obligations	—	106	—	106
Preferred Corporate Debt Securities	—	182	—	182
Preferred Stocks	69	—	—	69
Purchased Options	22	—	—	22
Repurchase Agreement	—	771	—	771
Securities Lending Collateral	25,077	—	—	25,077
U.S. Government Agency Obligations	—	22,710	—	22,710
U.S. Government Obligations	—	930	—	930
Warrants	63	—	—	63

Total	$92,803	$52,674	$ t	$145,477

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY (continued): Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Securities Sold Short	Prices	Inputs	Inputs	06/30/2011
U.S. Government Agency Obligations	$—	$(3,840)	$—	$(3,840)

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments	Prices	Inputs	Inputs	06/30/2011
Written Options	$—	$(13)	$—	$(13)

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments Ғ	Prices	Inputs	Inputs	06/30/2011
Futures Contracts — Appreciation	$36	$—	$—	$36
Futures Contracts — Depreciation	(36)	—	—	(36)

Total	$0	$—	$—	$0

Level 3 Rollforward — Investment Securities

Net Change in
Unrealized
Appreciation/
(Depreciation)
						Net Change in				on
	Beginning			Accrued	Total	Unrealized		Transfers	Ending	Investments
	Balance at			Discounts/	Realized	Appreciation	Transfers	out of Level	Balance at	Held at
Securities	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)	into Level 3	3 φ	06/30/2011	06/30/2011
Corporate Debt Securities	$ t	$—	$—	$—	$—	$—	$—	$ t	$ t	$—

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

Ғ	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

φ	Transferred out of Level 3 because of availability of observable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Large Value Portfolio
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.2%
Aerospace & Defense - 2.9%
General Dynamics Corp.	72,700	$5,418
Lockheed Martin Corp. ^	80,500	6,518
Northrop Grumman Corp. ^	154,200	10,694
Raytheon Co. ^	138,100	6,884
Auto Components - 0.8%
Goodyear Tire & Rubber Co. ‡	482,000	8,083
Biotechnology - 0.8%
Biogen Idec, Inc. ‡	41,400	4,427
Gilead Sciences, Inc. ‡	92,500	3,830
Capital Markets - 3.4%
Ameriprise Financial, Inc. ^	149,000	8,594
Franklin Resources, Inc.	84,100	11,041
Goldman Sachs Group, Inc.	106,900	14,228
Chemicals - 1.3%
Cabot Corp.	166,300	6,631
Huntsman Corp.	243,100	4,582
Newmarket Corp. ^	13,300	2,270
Commercial Banks - 8.2%
Fifth Third Bancorp	694,900	8,860
Huntington Bancshares, Inc.	978,400	6,418
KeyCorp	1,056,300	8,799
PNC Financial Services Group, Inc. ^	235,600	14,044
U.S. Bancorp	467,800	11,934
Wells Fargo & Co.	1,069,900	30,021
Communications Equipment - 1.0%
Cisco Systems, Inc.	411,100	6,417
Research In Motion, Ltd. ‡	111,200	3,208
Construction & Engineering - 0.7%
KBR, Inc.	184,900	6,969
Consumer Finance - 2.3%
Capital One Financial Corp.	252,700	13,057
Discover Financial Services	357,400	9,560
Diversified Consumer Services - 0.7%
Apollo Group, Inc. — Class A ‡	161,600	7,059
Diversified Financial Services - 5.3%
Bank of America Corp. ^	548,800	6,015
Citigroup, Inc.	229,100	9,540
JPMorgan Chase & Co.	823,700	33,721
NASDAQ OMX Group ‡	142,000	3,593
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	597,400	18,764
Verizon Communications, Inc.	579,700	21,583
Electric Utilities - 3.9%
Edison International ^	309,000	11,974
Entergy Corp. ^	143,000	9,764
Exelon Corp.	198,900	8,521
NV Energy, Inc. ^	538,000	8,258
Electronic Equipment & Instruments - 0.4%
Avnet, Inc. ‡	134,200	4,278
Food & Staples Retailing - 4.3%
CVS Caremark Corp.	230,200	8,651
Kroger Co.	448,100	11,112
Safeway, Inc. ^	396,100	9,257
Walgreen Co.	235,000	9,978
Wal-Mart Stores, Inc.	81,700	4,342
Health Care Providers & Services - 7.2%
Aetna, Inc.	248,900	10,974
AmerisourceBergen Corp. — Class A	143,100	5,924
Cardinal Health, Inc.	220,100	9,997
Health Net, Inc. ‡	246,000	7,894
Humana, Inc.	54,900	4,422
UnitedHealth Group, Inc.	372,200	19,198
WellPoint, Inc.	167,500	13,194
Household Durables - 0.6%
Whirlpool Corp.	75,900	6,172
Household Products - 1.5%
Procter & Gamble Co.	229,400	14,583
Independent Power Producers & Energy Traders - 1.0%
Constellation Energy Group, Inc.	252,100	9,570
Industrial Conglomerates - 1.7%
General Electric Co.	869,100	16,391
Insurance - 6.0%
ACE, Ltd.	155,500	10,235
Aflac, Inc. ^	73,800	3,445
Assurant, Inc.	189,500	6,873
Chubb Corp.	208,800	13,073
Hartford Financial Services Group, Inc.	146,600	3,866
Lincoln National Corp.	135,800	3,869
Torchmark Corp. ^	70,100	4,496
Travelers Cos., Inc.	214,000	12,493
IT Services - 1.2%
Fidelity National Information Services, Inc. ^	124,700	3,840
International Business Machines Corp.	25,000	4,288
SAIC, Inc. ‡	225,600	3,795
Machinery - 1.2%
Gardner Denver, Inc. ^	79,900	6,716
Oshkosh Corp. ‡	189,500	5,484
Media - 4.9%
CBS Corp. — Class B	234,400	6,678
Comcast Corp. — Class A ^	355,800	9,016
DIRECTV — Class A ‡ ^	221,400	11,253
McGraw-Hill Cos., Inc.	111,200	4,660
Time Warner Cable, Inc.	50,300	3,925
Time Warner, Inc.	106,800	3,884
Viacom, Inc. — Class B	176,500	9,002
Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc.	208,400	11,024
Multiline Retail - 0.9%
Dillard’s, Inc. — Class A ^	73,400	3,827
Macy’s, Inc.	181,400	5,304
Multi-Utilities - 1.6%
Public Service Enterprise Group, Inc.	366,200	11,953
Sempra Energy	78,500	4,151
Oil, Gas & Consumable Fuels - 13.0%
Chevron Corp.	379,600	39,038
ConocoPhillips	286,600	21,549
Exxon Mobil Corp.	118,700	9,660
Hess Corp.	166,400	12,440
Holly Corp. ^	81,000	5,621
Marathon Oil Corp.	270,000	14,224
Murphy Oil Corp.	160,700	10,552
Tesoro Corp. ‡ ^	170,800	3,913
Valero Energy Corp.	427,300	10,926

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Large Value Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Paper & Forest Products - 0.5%
Domtar Corp.	47,400	$4,490
Personal Products - 0.9%
Herbalife, Ltd.	158,200	9,119
Pharmaceuticals - 4.1%
Forest Laboratories, Inc. ‡ ^	260,300	10,240
Merck & Co., Inc.	210,700	7,436
Pfizer, Inc.	1,098,000	22,619
Real Estate Management & Development - 0.7%
Jones Lang Lasalle, Inc.	77,100	7,271
Road & Rail - 1.6%
CSX Corp. ^	213,900	5,608
Ryder System, Inc.	172,800	9,824
Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	976,800	21,646
Software - 3.2%
Activision Blizzard, Inc.	592,700	6,923
CA, Inc.	185,100	4,228
Microsoft Corp.	424,400	11,035
Symantec Corp. ‡	459,200	9,055
Specialty Retail - 0.9%
AutoZone, Inc. ‡	14,100	4,157
TJX Cos., Inc.	90,000	4,728
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	162,600	10,395
Tobacco - 0.4%
Philip Morris International, Inc.	54,700	3,652
Wireless Telecommunication Services - 0.7%
MetroPCS Communications, Inc. ‡	383,400	6,598

Total Common Stocks (cost $833,844)		971,313

SECURITIES LENDING COLLATERAL - 2.6%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	25,892,227	25,892
Total Securities Lending Collateral (cost $25,892)

	Principal	Value

REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $14,793 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, with a value of $15,092.	$14,793	14,793

Total Repurchase Agreement (cost 14,793)

Total Investment Securities (cost $874,529) #		1,011,998
Other Assets and Liabilities — Net		(22,680)

Net Assets		$989,318

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $25,305.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $874,529. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $156,414 and $18,945, respectively. Net unrealized appreciation for tax purposes is $137,469.
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011

Common Stocks	$961,078	$10,235	$—	$971,313
Repurchase Agreement	—	14,793	—	14,793
Securities Lending Collateral	25,892	—	—	25,892

Total	$986,970	$25,028	$—	$1,011,998

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Large Core Portfolio
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.3%
Aerospace & Defense - 3.5%
General Dynamics Corp.^	14,200	$1,058
Lockheed Martin Corp.^	38,300	3,101
Northrop Grumman Corp.^	41,900	2,906
Raytheon Co.	39,200	1,954
Auto Components - 0.7%
Goodyear Tire & Rubber Co. ‡ ^	110,900	1,860
Beverages - 0.4%
Constellation Brands, Inc. — Class A ‡	46,900	976
Biotechnology - 1.7%
Biogen Idec, Inc. ‡	22,400	2,395
Gilead Sciences, Inc. ‡	47,800	1,979
Capital Markets - 2.4%
Ameriprise Financial, Inc.	45,800	2,642
Franklin Resources, Inc. ^	11,000	1,444
Goldman Sachs Group, Inc.	16,500	2,196
Chemicals - 1.7%
Agrium, Inc.	11,700	1,027
Eastman Chemical Co. ^	20,900	2,133
Lubrizol Corp. ^	9,900	1,329
Commercial Banks - 4.9%
Fifth Third Bancorp	103,200	1,316
Huntington Bancshares, Inc. ^	152,800	1,002
KeyCorp ^	271,500	2,262
PNC Financial Services Group, Inc.	52,400	3,124
Wells Fargo & Co.	180,400	5,061
Communications Equipment - 0.5%
Research In Motion, Ltd. ‡	42,000	1,212
Computers & Peripherals - 2.8%
Apple, Inc. ‡	18,500	6,210
Dell, Inc. ‡ ^	73,200	1,220
Consumer Finance - 2.1%
Capital One Financial Corp.	55,400	2,863
Discover Financial Services ^	101,700	2,720
Diversified Financial Services - 2.7%
Citigroup, Inc.	21,300	887
JPMorgan Chase & Co.	148,700	6,088
Diversified Telecommunication Services - 2.8%
AT&T, Inc. ^	71,200	2,236
Verizon Communications, Inc.	135,800	5,057
Electric Utilities - 2.1%
Edison International ^	76,500	2,964
Entergy Corp.	15,600	1,065
Exelon Corp.	36,800	1,577
Food & Staples Retailing - 5.5%
CVS Caremark Corp.	64,400	2,420
Kroger Co.	123,300	3,058
Safeway, Inc. ^	104,900	2,452
Walgreen Co. ^	85,000	3,609
Wal-Mart Stores, Inc. ^	52,300	2,779
Health Care Providers & Services - 7.5%
Aetna, Inc.	69,700	3,073
AmerisourceBergen Corp. — Class A	65,100	2,695
Cardinal Health, Inc.	54,700	2,484
CIGNA Corp.	41,100	2,114
Humana, Inc. ^	13,600	1,095
McKesson Corp.	12,400	1,037
UnitedHealth Group, Inc.	76,500	3,947
WellPoint, Inc. ^	40,700	3,206
Household Products - 2.3%
Procter & Gamble Co.	95,100	6,046
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.	33,600	1,275
Industrial Conglomerates - 1.5%
General Electric Co.	212,400	4,006
Insurance - 2.4%
ACE, Ltd. ^	19,200	1,264
Aflac, Inc.	22,100	1,032
Chubb Corp. ^	30,800	1,928
Hartford Financial Services Group, Inc. ^	40,400	1,065
Travelers Cos., Inc.	17,400	1,016
IT Services - 4.9%
Fidelity National Information Services, Inc. ^	63,800	1,964
International Business Machines Corp.	43,000	7,377
Mastercard, Inc. — Class A	3,700	1,115
Visa, Inc. — Class A	27,500	2,317
Machinery - 1.7%
Caterpillar, Inc. ^	18,600	1,980
Cummins, Inc.	13,700	1,418
Dover Corp. ^	15,900	1,078
Media - 6.4%
CBS Corp. — Class B ^	43,300	1,234
Comcast Corp. — Class A	61,500	1,558
DIRECTV — Class A‡ ^	73,600	3,740
McGraw-Hill Cos., Inc.	45,000	1,886
Time Warner, Inc. ^	93,600	3,404
Time Warner Cable, Inc.	28,500	2,224
Viacom, Inc. — Class B	52,700	2,688
Metals & Mining - 1.9%
Freeport-McMoRan Copper & Gold, Inc.	65,200	3,450
Teck Resources, Ltd. — Class B	27,500	1,395
Multiline Retail - 0.4%
JC Penney Co., Inc. ^	29,500	1,019
Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc. ^	40,500	1,322
Oil, Gas & Consumable Fuels - 13.1%
Chevron Corp.	70,300	7,230
ConocoPhillips	67,800	5,098
Exxon Mobil Corp.	122,800	9,992
Hess Corp. ^	28,100	2,101
Marathon Oil Corp.	68,500	3,609
Murphy Oil Corp.	36,400	2,390
Tesoro Corp. ‡ ^	62,700	1,436
Valero Energy Corp.	96,500	2,468
Personal Products - 0.4%
Estee Lauder Cos., Inc. — Class A	11,000	1,157
Pharmaceuticals - 2.6%
Forest Laboratories, Inc.‡ ^	62,600	2,463
Merck & Co., Inc.	31,300	1,105
Pfizer, Inc.	160,800	3,312
Road & Rail - 2.1%
CSX Corp.	61,800	1,620
Ryder System, Inc.	27,600	1,569
Union Pacific Corp.	22,000	2,297
Semiconductors & Semiconductor Equipment - 3.0%
Intel Corp. ^	223,300	4,948
LSI Corp. ‡ ^	261,200	1,860
Texas Instruments, Inc.	30,000	985

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Large Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Software - 6.4%
Activision Blizzard, Inc.	111,200	$1,299
Adobe Systems, Inc. ‡	32,300	1,016
CA, Inc. ^	103,800	2,371
Microsoft Corp.	269,700	7,012
Oracle Corp.	61,800	2,034
Symantec Corp. ‡	148,000	2,919
Specialty Retail - 2.2%
AutoZone, Inc. ‡ ^	6,600	1,946
Bed Bath & Beyond, Inc. ‡	17,700	1,033
TJX Cos., Inc.	53,700	2,821
Textiles, Apparel & Luxury Goods - 1.7%
Coach, Inc.	51,500	3,292
Fossil, Inc. ‡ ^	10,200	1,201
Tobacco - 1.6%
Philip Morris International, Inc.	62,000	4,140
Trading Companies & Distributors - 1.0%
WW Grainger, Inc. ^	16,700	2,566
Wireless Telecommunication Services - 0.4%
MetroPCS Communications, Inc. ‡ ^	59,700	1,027

Total Common Stocks (cost $220,029)		256,951

	Shares	Value

SECURITIES LENDING COLLATERAL - 17.5%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	45,815,954	$45,816
Total Securities Lending Collateral (cost $45,816)

	Principal	Value

REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $4,768 on 07/01/2011. Collateralized by a U.S. Government Obligation, 1.75%, due 05/31/2016, with a value of $4,868.	$4,768	4,768
Total Repurchase Agreement (cost $4,768)

Total Investment Securities (cost $270,613) #		307,535
Other Assets and Liabilities — Net		(46,051)

Net Assets		$261,484

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $44,736.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $270,613. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $40,906 and $3,984, respectively. Net unrealized appreciation for tax purposes is $36,922.
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011

Common Stocks	$255,687	$1,264	$—	$256,951
Repurchase Agreement	—	4,768	—	4,768
Securities Lending Collateral	45,816	—	—	45,816

Total	$301,503	$6,032	$—	$307,535

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Large Growth Portfolio
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.3%
Aerospace & Defense - 3.9%
Boeing Co. ^	202,643	$14,982
Honeywell International, Inc.	131,654	7,845
Precision Castparts Corp.	75,392	12,413
United Technologies Corp.	105,951	9,378
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.^	32,093	2,530
Auto Components - 0.7%
BorgWarner, Inc. ‡ ^	97,374	7,867
Automobiles - 0.8%
Bayerische Motoren Werke AG ADR	215,906	7,135
Ford Motor Co. ‡	184,248	2,541
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. ‡ ^	12,094	569
Amgen, Inc. ‡ ^	136,630	7,972
Celgene Corp. ‡	157,000	9,471
Vertex Pharmaceuticals, Inc. ‡	62,461	3,247
Capital Markets - 0.6%
Charles Schwab Corp. ^	170,366	2,803
Goldman Sachs Group, Inc.	32,770	4,361
Chemicals - 2.2%
E.I. du Pont de Nemours & Co. ^	152,504	8,243
Monsanto Co.	170,660	12,380
Sherwin-Williams Co. ^	57,146	4,793
Communications Equipment - 3.9%
Alcatel-Lucent ADR ‡ ^	278,365	1,606
Cisco Systems, Inc.	1,266,951	19,777
Emulex Corp. ‡ ^	305,782	2,630
Juniper Networks, Inc. ‡	295,610	9,312
QUALCOMM, Inc.	160,070	9,090
Riverbed Technology, Inc. ‡ ^	59,700	2,364
Computers & Peripherals - 9.7%
Apple, Inc. ‡	146,092	49,038
Dell, Inc. ‡	367,784	6,131
EMC Corp. ‡	1,243,596	34,261
NetApp, Inc. ‡	262,440	13,852
QLogic Corp. ‡ ^	584,797	9,310
Consumer Finance - 1.4%
American Express Co.	299,870	15,503
Diversified Consumer Services - 1.0%
Apollo Group, Inc. — Class A‡	99,549	4,348
ITT Educational Services, Inc. ‡ ^	86,015	6,730
Electrical Equipment - 0.4%
Emerson Electric Co.	77,150	4,340
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	51,289	3,722
Cameron International Corp. ‡	99,115	4,984
Core Laboratories NV	7,277	812
Diamond Offshore Drilling, Inc.^	89,333	6,290
National Oilwell Varco, Inc.	48,255	3,774
Oceaneering International, Inc.	80,950	3,278
Schlumberger, Ltd.	196,783	17,002
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	113,613	9,230
Whole Foods Market, Inc.^	139,795	8,870
Food Products - 0.9%
Green Mountain Coffee Roasters, Inc. ‡	32,484	2,900
Kraft Foods, Inc. — Class A ^	42,726	1,505
Mead Johnson Nutrition Co. — Class A	96,701	6,532
Health Care Equipment & Supplies - 0.8%
Hologic, Inc. ‡	243,235	4,906
Intuitive Surgical, Inc. ‡ ^	10,274	3,823
Stryker Corp.	11,603	681
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp. — Class A	104,771	4,338
Cardinal Health, Inc.	130,246	5,916
Express Scripts, Inc. ‡ ^	269,577	14,551
Laboratory Corp. of America Holdings‡ ^	48,560	4,700
UnitedHealth Group, Inc.	237,344	12,242
Hotels, Restaurants & Leisure - 3.1%
Chipotle Mexican Grill, Inc. — Class A ‡^	29,693	9,151
Ctrip.com International, Ltd. ADR ‡	24,806	1,069
Marriott International, Inc. — Class A ^	202,688	7,193
McDonald’s Corp.	33,924	2,860
Starbucks Corp.	383,596	15,149
Industrial Conglomerates - 1.1%
General Electric Co.	554,861	10,465
Tyco International, Ltd.	47,915	2,368
Internet & Catalog Retail - 3.2%
Amazon.com, Inc. ‡	137,053	28,026
priceline.com, Inc. ‡	17,438	8,927
Internet Software & Services - 3.5%
Baidu, Inc. ADR ‡	83,437	11,692
eBay, Inc. ‡	101,027	3,260
Google, Inc. — Class A‡	25,919	13,125
IAC/InterActiveCorp ‡^	170,064	6,491
Mail.ru Group, Ltd. - 144A GDR ‡Ə	40,593	1,317
Tencent Holdings, Ltd.	140,367	3,835
Youku.com, Inc. ADR ‡^	26,715	918
IT Services - 5.7%
Cognizant Technology Solutions Corp. - Class A ‡	119,693	8,778
International Business Machines Corp.	259,883	44,583
Mastercard, Inc. — Class A	41,626	12,544
Life Sciences Tools & Services - 2.5%
Agilent Technologies, Inc. ‡	180,691	9,235
Bruker Corp. ‡	101,651	2,070
Illumina, Inc. ‡ ^	99,820	7,501
Waters Corp. ‡ ^	101,940	9,760
Machinery - 4.7%
Caterpillar, Inc.	140,697	14,978
Cummins, Inc. ^	43,582	4,510
Deere & Co.	77,484	6,389
Dover Corp.	84,865	5,754
Illinois Tool Works, Inc.	92,411	5,220
Ingersoll-Rand PLC ^	104,944	4,766
Joy Global, Inc.	53,716	5,116
Parker Hannifin Corp.	93,246	8,368
Media - 2.8%
DIRECTV — Class A ‡	83,754	4,256
News Corp. — Class A	309,207	5,473
Omnicom Group, Inc. ^	185,030	8,911
Sirius XM Radio, Inc. ‡ ^	689,343	1,510
Walt Disney Co.	308,257	12,034

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Large Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except shares amount in thousands)
(unaudited)

	Shares	Value

Metals & Mining - 2.1%
Cliffs Natural Resources, Inc.	50,346	$4,654
Freeport-McMoRan Copper & Gold, Inc.	49,465	2,617
Nucor Corp. ^	78,568	3,239
Rio Tinto PLC ADR	68,243	4,935
Teck Resources, Ltd. — Class B	90,037	4,568
Walter Energy, Inc.	34,151	3,955
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	120,826	9,275
BP PLC ADR	90,853	4,024
Canadian Natural Resources, Ltd.	132,478	5,546
Exxon Mobil Corp.	143,089	11,645
Occidental Petroleum Corp.	202,523	21,069
Petrohawk Energy Corp. ‡	79,988	1,973
Valero Energy Corp.	315,052	8,056
Personal Products - 0.7%
Estee Lauder Cos., Inc. — Class A	79,759	8,390
Pharmaceuticals - 3.0%
Abbott Laboratories	45,024	2,369
Allergan, Inc.	104,769	8,722
Novo Nordisk A/S ADR	55,589	6,964
Pfizer, Inc.	314,439	6,477
Shire PLC ADR ^	105,300	9,921
Road & Rail - 0.6%
Union Pacific Corp.	62,308	6,505
Semiconductors & Semiconductor Equipment - 5.0%
Altera Corp.	524,563	24,313
Analog Devices, Inc.	160,338	6,276
ARM Holdings PLC ADR ^	79,911	2,272
Atmel Corp. ‡ ^	228,294	3,212
Avago Technologies, Ltd.	135,839	5,162
Broadcom Corp. — Class A ‡	84,246	2,834
Intersil Corp. — Class A ^	413,334	5,311
Memc Electronic Materials, Inc. ‡	185,670	1,584
Xilinx, Inc. ^	199,702	7,283
Software - 9.7%
Adobe Systems, Inc. ‡	135,474	4,261
Autodesk, Inc. ‡	122,874	4,743
BMC Software, Inc. ‡	90,362	4,943
Check Point Software Technologies, Ltd. ‡ ^	87,146	4,954
Citrix Systems, Inc. ‡	76,101	6,088
Longtop Financial Technologies, Ltd. ADR ‡^ Ə §	35,836	678
Microsoft Corp.	667,909	17,366
Oracle Corp.	1,111,213	36,571
Red Hat, Inc. ‡	185,077	8,495
Salesforce.com, Inc. ‡ ^	77,690	11,574
Successfactors, Inc. ‡ ^	48,204	1,417
VMware, Inc. — Class A ‡	105,632	10,587
Specialty Retail - 2.2%
Advance Auto Parts, Inc. ^	36,054	2,109
Bed Bath & Beyond, Inc. ‡	82,962	4,842
Buckle, Inc.^	35,849	1,531
Ross Stores, Inc.	61,909	4,960
Tiffany & Co. ^	83,596	6,564
TJX Cos., Inc.	69,610	3,657
Urban Outfitters, Inc. ‡ ^	81,607	2,297
Textiles, Apparel & Luxury Goods - 5.0%
Burberry Group PLC	232,400	5,404
Coach, Inc.	207,040	13,236
Deckers Outdoor Corp. ‡ ^	19,122	1,685
Fossil, Inc. ‡	5,911	696
Lululemon Athletica, Inc. ‡ ^	51,737	5,785
LVMH Moet Hennessy Louis Vuitton SA	35,120	6,311
Nike, Inc. — Class B	126,872	11,416
Polo Ralph Lauren Corp. — Class A^	101,213	13,423
Wireless Telecommunication Services - 1.1%
American Tower Corp. — Class A‡	149,057	7,800
Vodafone Group PLC ADR	204,708	5,470

Total Common Stocks (cost $939,969)		1,136,494

SECURITIES LENDING COLLATERAL - 8.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	93,205,260	93,205
Total Securities Lending Collateral (cost $93,205)

	Principal	Value

REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $14,352 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation and a U.S. Government Obligation, 1.75% - 4.00%, due 5/31/2016 - 12/25/2038, with a total value of $14,648.	$14,352	14,352
Total Repurchase Agreement (cost $14,352)

Total Investment Securities (cost $1,047,526) #		1,244,051
Other Assets and Liabilities — Net		(87,518)

Net Assets		$1,156,533

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $91,112.

‡	Non-income producing security.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $1,995, or 0.17% of the portfolio’s net assets.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $1,047,526. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $217,011 and $20,486, respectively. Net unrealized appreciation for tax purposes is $196,525.

§	Illiquid. At 06/30/2011, illiquid investment security aggregated to $678, or 0.06%, of the portfolio’s net assets.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Large Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
DEFINITIONS:
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. This security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2011, this security aggregated $1,317, or 0.11%, of the fund’s net assets.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011

Common Stocks	$1,062,394	$73,422	$678	$1,136,494
Repurchase Agreement	—	14,352	—	14,352
Securities Lending Collateral	93,205	—	—	93,205

Total	$1,155,599	$87,774	$678	$1,244,051

Level 3 Rollforward — Investment Securities

										Net Change in
										Unrealized
						Net Change in				Appreciation/
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending	(Depreciation) on
	Balance at			Discounts/	Realized	Appreciation	into Level	out of Level	Balance at	Investments Held
Securities	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation) ƒ	3 ¥	3	06/30/2011	at 06/30/2011 ƒ

Common Stocks	$—	$—	$—	$—	$—	$—	$678	$—	$678	$(511)

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

¥	Transferred into Level 3 because of unavailability of observable inputs.

ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 6/30/2011 may be due to an investment no longer held or categorized as Level 3 at period end.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Mid Value Portfolio
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 96.8%
Aerospace & Defense - 0.8%
Alliant Techsystems, Inc.	51,000	$3,638
L-3 Communications Holdings, Inc.	36,400	3,183
Auto Components - 0.8%
Visteon Corp. ‡	106,100	7,258
Beverages - 1.4%
Brown-Forman Corp. — Class B	39,000	2,913
Coca-Cola Enterprises, Inc.	235,800	6,880
Dr. Pepper Snapple Group, Inc.	64,200	2,692
Capital Markets - 3.6%
Ameriprise Financial, Inc.	297,800	17,177
Invesco, Ltd.	173,400	4,058
Northern Trust Corp.	166,100	7,634
T. Rowe Price Group, Inc.	68,200	4,115
Chemicals - 4.3%
Air Products & Chemicals, Inc.	87,950	8,406
Airgas, Inc.	118,200	8,279
Albemarle Corp.	68,420	4,735
Ashland, Inc.	116,300	7,515
Sherwin-Williams Co.	62,000	5,200
Sigma-Aldrich Corp. ^	69,700	5,115
Commercial Banks - 5.8%
BancorpSouth, Inc. ^	42,600	529
BB&T Corp.	72,600	1,949
City National Corp. ^	67,600	3,667
Comerica, Inc.	249,000	8,608
Cullen/Frost Bankers, Inc. ^	51,700	2,939
Fifth Third Bancorp	1,124,400	14,336
Huntington Bancshares, Inc.	198,900	1,305
M&T Bank Corp.	68,100	5,989
SunTrust Banks, Inc.	398,100	10,271
Zions Bancorporation ^	103,600	2,487
Commercial Services & Supplies - 3.2%
Avery Dennison Corp.	268,100	10,357
Republic Services, Inc. — Class A	631,000	19,466
Communications Equipment - 1.7%
Motorola Solutions, Inc. ‡	339,750	15,642
Containers & Packaging - 2.2%
Ball Corp.	188,700	7,257
Crown Holdings, Inc. ‡	122,400	4,752
Rock-Tenn Co. — Class A	56,000	3,715
Silgan Holdings, Inc.	90,900	3,724
Distributors - 0.5%
Genuine Parts Co.	84,100	4,575
Diversified Telecommunication Services - 0.6%
CenturyLink, Inc.	127,800	5,167
Electric Utilities - 3.7%
Edison International	214,400	8,308
Northeast Utilities	64,000	2,251
NV Energy, Inc.	160,500	2,464
PPL Corp.	318,400	8,860
Westar Energy, Inc. ^	208,300	5,605
Wisconsin Energy Corp.	179,800	5,637
Electrical Equipment - 1.7%
AMETEK, Inc.	108,400	4,867
Cooper Industries PLC — Class A	72,200	4,308
Regal Beloit Corp.	65,000	4,340
Roper Industries, Inc. ^	19,100	1,591
Electronic Equipment & Instruments - 2.8%
Amphenol Corp. — Class A	74,500	4,022
Arrow Electronics, Inc. ‡	86,900	3,606
TE Connectivity, Ltd.	470,200	17,285
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	34,800	2,525
Cameron International Corp. ‡	201,600	10,139
Weatherford International, Ltd. ‡	431,700	8,094
Food & Staples Retailing - 1.0%
Kroger Co.	193,400	4,797
Safeway, Inc. ^	198,900	4,648
Food Products - 2.2%
Hershey Co.	37,200	2,115
JM Smucker Co.	79,400	6,069
Mead Johnson Nutrition Co. — Class A	94,900	6,410
Ralcorp Holdings, Inc. ‡	62,400	5,403
Gas Utilities - 2.2%
Energen Corp.	157,221	8,883
EQT Corp.	62,320	3,273
Oneok, Inc.	108,200	8,008
Health Care Equipment & Supplies - 5.6%
Becton, Dickinson and Co.	58,300	5,024
CareFusion Corp. ‡	161,800	4,396
Hospira, Inc. ‡ ^	204,100	11,564
St. Jude Medical, Inc.	257,400	12,273
Stryker Corp. ^	149,600	8,780
Zimmer Holdings, Inc. ‡	141,700	8,955
Health Care Providers & Services - 3.9%
AmerisourceBergen Corp. — Class A	98,400	4,074
CIGNA Corp.	226,800	11,664
Coventry Health Care, Inc. ‡	102,900	3,753
HCA Holdings, Inc. ‡	77,800	2,567
Humana, Inc.	60,080	4,839
Lincare Holdings, Inc. ^	228,250	6,681
VCA Antech, Inc. ‡ ^	80,900	1,715
Hotels, Restaurants & Leisure - 2.4%
Darden Restaurants, Inc.	96,799	4,817
Intercontinental Hotels Group PLC ADR ^	338,500	6,997
Marriott International, Inc. — Class A	92,566	3,285
Royal Caribbean Cruises, Ltd. ‡	81,040	3,050
Yum! Brands, Inc.	56,100	3,099
Household Durables - 4.2%
Fortune Brands, Inc.	125,300	7,990
Jarden Corp. ^	84,200	2,906
Mohawk Industries, Inc. ‡ ^	25,600	1,536
Newell Rubbermaid, Inc.	430,500	6,793
Snap-On, Inc.	85,306	5,330
Stanley Black & Decker, Inc.	202,900	14,619
Household Products - 0.4%
Energizer Holdings, Inc. ‡	48,700	3,524
Industrial Conglomerates - 2.6%
Carlisle Cos., Inc. ^	90,100	4,436
Tyco International, Ltd.	388,700	19,213

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Mid Value Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Insurance - 7.1%
AON Corp.	78,400	$4,022
Arch Capital Group, Ltd. ‡ ^	68,300	2,180
Cincinnati Financial Corp. ^	80,400	2,346
Loews Corp.	205,300	8,641
Old Republic International Corp. ^	325,900	3,829
OneBeacon Insurance Group, Ltd. — Class A ^	151,055	2,023
Principal Financial Group, Inc.	91,200	2,774
Torchmark Corp.	31,200	2,001
Transatlantic Holdings, Inc.	131,800	6,460
Willis Group Holdings PLC ^	218,000	8,963
WR Berkley Corp. ^	184,600	5,988
XL Group PLC — Class A	641,900	14,110
Internet & Catalog Retail - 0.4%
Expedia, Inc. ^	123,300	3,574
IT Services - 1.6%
Fidelity National Information Services, Inc.	307,600	9,471
Western Union Co.	267,900	5,366
Leisure Equipment & Products - 0.8%
Hasbro, Inc.	158,600	6,967
Machinery - 2.5%
Dover Corp.	161,100	10,923
Navistar International Corp. ‡	202,000	11,405
Media - 4.1%
Cablevision Systems Corp. — Class A	142,760	5,169
CBS Corp. — Class B	525,700	14,978
DISH Network Corp. — Class A ‡ ^	112,200	3,441
Gannett Co., Inc. ^	272,600	3,904
Omnicom Group, Inc.	46,100	2,220
Viacom, Inc. — Class B	137,000	6,987
Washington Post Co. — Class B	2,600	1,089
Metals & Mining - 0.6%
Allegheny Technologies, Inc.	87,700	5,566
Multiline Retail - 0.4%
Kohl’s Corp.	67,060	3,354
Multi-Utilities - 3.2%
CMS Energy Corp.	714,500	14,068
NSTAR ^	101,100	4,649
Sempra Energy	72,400	3,829
Xcel Energy, Inc.	259,300	6,301
Oil, Gas & Consumable Fuels - 4.1%
CVR Energy, Inc. ‡ ^	75,400	1,856
Devon Energy Corp.	88,900	7,007
El Paso Corp.	323,600	6,537
Kinder Morgan Management LLC	27,182	1,783
Newfield Exploration Co. ‡	65,400	4,449
Plains Exploration & Production Co. ‡	164,100	6,255
Teekay Corp. ^	80,190	2,476
Williams Cos., Inc.	212,800	6,437
Professional Services - 0.5%
Manpower, Inc.	86,150	4,622
Real Estate Investment Trusts - 1.3%
HCP, Inc.	82,400	3,023
Kimco Realty Corp.	48,200	898
Regency Centers Corp. ^	90,200	3,966
Vornado Realty Trust	44,437	4,141
Real Estate Management & Development - 0.4%
Brookfield Office Properties, Inc.	169,400	3,266
Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.	84,840	3,321
LSI Corp. ‡	1,392,200	9,912
Software - 3.5%
BMC Software, Inc. ‡	177,430	9,705
Jack Henry & Associates, Inc.	151,100	4,535
Parametric Technology Corp. ‡ ^	282,350	6,474
Rovi Corp. ‡ ^	114,700	6,579
Synopsys, Inc. ‡	162,800	4,186
Specialty Retail - 2.9%
AutoZone, Inc. ‡	15,000	4,423
Bed Bath & Beyond, Inc. ‡	127,900	7,465
Gap, Inc. ^	256,000	4,634
Tiffany & Co.	48,100	3,777
TJX Cos., Inc.	108,700	5,710
Textiles, Apparel & Luxury Goods - 0.4%
Phillips-Van Heusen Corp.	49,000	3,208
Thrifts & Mortgage Finance - 0.6%
Capitol Federal Financial, Inc.	121,000	1,423
People’s United Financial, Inc.	290,300	3,902
Water Utilities - 0.6%
American Water Works Co., Inc.	198,400	5,843
Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc. (Special Shares) — Class L	135,763	3,656

Total Common Stocks (cost $734,263)		874,988

SECURITIES LENDING COLLATERAL - 7.8%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	70,439,350	70,439
Total Securities Lending Collateral (cost $70,439)

	Principal	Value

REPURCHASE AGREEMENT - 2.6%
State Street Bank & Trust Co. 0.01%▲, dated 06/30/2011, to be repurchased at $23,378 on 07/01/2011. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 11/25/2038 - 12/25/2038, with a total value of $23,851.	$23,378	23,378
Total Repurchase Agreement (cost $23,378)

Total Investment Securities (cost $828,080) #		968,805
Other Assets and Liabilities — Net		(64,901)

Net Assets		$903,904

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $68,813.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $828,080. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $148,323 and $7,598, respectively. Net unrealized appreciation for tax purposes is $140,725.
DEFINITION:
ADR       American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Common Stocks	$790,493	$84,495	$—	$874,988
Repurchase Agreement	—	23,378	—	23,378
Securities Lending Collateral	70,439	—	—	70,439

Total	$860,932	$107,873	$—	$968,805

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Mid Growth Portfolio
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 99.2%
Aerospace & Defense - 2.0%
BE Aerospace, Inc. ‡ ^	124,440	$5,078
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. ‡	79,160	3,723
Capital Markets - 1.3%
T. Rowe Price Group, Inc. ^	54,605	3,295
Chemicals - 4.0%
Albemarle Corp. ^	81,505	5,640
Eastman Chemical Co.	44,745	4,567
Commercial Services & Supplies - 1.3%
Stericycle, Inc. ‡ ^	37,185	3,314
Communications Equipment - 4.6%
Acme Packet, Inc. ‡ ^	39,070	2,740
Alcatel-Lucent ADR ‡ ^	655,065	3,779
Ciena Corp. ‡ ^	121,155	2,227
JDS Uniphase Corp. ‡ ^	171,605	2,859
Computers & Peripherals - 1.3%
Teradata Corp. ‡ ^	55,100	3,317
Construction & Engineering - 1.8%
Chicago Bridge & Iron Co. NV — Class Y	119,500	4,649
Diversified Consumer Services - 3.3%
Apollo Group, Inc. — Class A ‡	69,000	3,014
DeVry, Inc.	92,565	5,473
Electrical Equipment - 7.5%
AMETEK, Inc. ^	94,680	4,251
Rockwell Automation, Inc. ^	60,535	5,252
Roper Industries, Inc. ^	63,485	5,288
Sensata Technologies Holding NV ‡	106,188	3,998
Energy Equipment & Services - 2.1%
McDermott International, Inc. ‡	273,105	5,410
Food & Staples Retailing - 2.3%
Whole Foods Market, Inc. ^	95,948	6,088
Food Products - 1.5%
Mead Johnson Nutrition Co. — Class A ^	55,245	3,732
Health Care Equipment & Supplies - 5.2%
Cooper Cos., Inc. ^	61,365	4,863
Edwards Lifesciences Corp. ‡ ^	53,235	4,641
St. Jude Medical, Inc. ^	79,470	3,789
Health Care Providers & Services - 1.6%
Humana, Inc. ^	49,985	4,026
Hotels, Restaurants & Leisure - 2.6%
Arcos Dorados Holdings, Inc. — Class A ^	70,130	1,479
Panera Bread Co. — Class A ‡^	39,915	5,016
Internet Software & Services - 2.0%
IAC/InterActiveCorp ‡ ^	135,240	5,162
IT Services - 3.9%
Gartner, Inc. ‡ ^	130,025	5,239
VeriFone Holdings, Inc. ‡ ^	105,505	4,679
Leisure Equipment & Products - 2.0%
Polaris Industries, Inc.	44,645	4,963
Life Sciences Tools & Services - 5.3%
Agilent Technologies, Inc.‡ ^	80,080	4,093
Illumina, Inc. ‡ ^	69,430	5,217
Mettler-Toledo International, Inc. ‡ ^	24,730	4,171
Machinery - 2.5%
Actuant Corp. — Class A ^	141,615	3,800
Kennametal, Inc. ^	63,215	2,668
Media - 1.3%
Virgin Media, Inc. ^	114,296	3,421
Metals & Mining - 1.5%
Carpenter Technology Corp.	22,300	1,286
Stillwater Mining Co. ‡ ^	114,900	2,529
Office Electronics - 1.7%
Zebra Technologies Corp. — Class A ‡	100,100	4,221
Oil, Gas & Consumable Fuels - 5.7%
Brigham Exploration Co. ‡^	167,237	5,005
Cabot Oil & Gas Corp. ^	101,340	6,721
Concho Resources, Inc. ‡ ^	28,290	2,598
Personal Products - 2.2%
Estee Lauder Cos., Inc. — Class A ^	52,153	5,486
Pharmaceuticals - 4.8%
Perrigo Co. ^	51,600	4,534
Shire PLC ADR ^	54,470	5,132
Valeant Pharmaceuticals International, Inc. ^	48,060	2,497
Road & Rail - 2.4%
Kansas City Southern ‡	104,925	6,225
Semiconductors & Semiconductor Equipment - 2.6%
Cavium, Inc. ‡ ^	58,425	2,547
FEI Co. ‡ ^	104,850	4,004
Software - 8.0%
Electronic Arts, Inc. ‡ ^	190,335	4,492
Red Hat, Inc. ‡ ^	113,065	5,190
Rovi Corp. ‡ ^	51,374	2,947
Salesforce.com, Inc. ‡ ^	35,310	5,261
Successfactors, Inc. ‡ ^	95,547	2,809
Specialty Retail - 3.5%
Dick’s Sporting Goods, Inc. ‡ ^	101,915	3,919
Foot Locker, Inc.	154,900	3,680
Genesco, Inc. ‡ ^	24,900	1,297
Textiles, Apparel & Luxury Goods - 5.9%
Deckers Outdoor Corp. ‡ ^	29,430	2,594
Fossil, Inc. ‡ ^	52,114	6,135
Under Armour, Inc. — Class A ‡ ^	81,102	6,270

Total Common Stocks (cost $211,390)		252,300

SECURITIES LENDING COLLATERAL - 25.5%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	64,872,900	64,873
Total Securities Lending Collateral (cost $64,873)

	Principal	Value

REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $1,909 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, with a value of $1,948.	$1,909	1,909
Total Repurchase Agreement (cost $1,909)

Total Investment Securities (cost $278,172) #		319,082
Other Assets and Liabilities — Net		(64,898)

Net Assets		$254,184

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Mid Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $63,437.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $278,172. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $43,630 and $2,720, respectively. Net unrealized appreciation for tax purposes is $40,910.
DEFINITION:
ADR      American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Common Stocks	$234,742	$17,558	$—	$252,300
Repurchase Agreement	—	1,909	—	1,909
Securities Lending Collateral	64,873	—	—	64,873

Total	$299,615	$19,467	$—	$319,082

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Small Value Portfolio
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 95.6%
Chemicals - 2.5%
Koppers Holdings, Inc.	1,800	$68
Kraton Performance Polymers, Inc. ‡ ^	23,024	902
Zep, Inc. ^	105,400	1,992
Commercial Banks - 7.5%
First Busey Corp. ^	195,930	1,036
First Midwest Bancorp, Inc. ^	132,900	1,633
Hancock Holding Co. ^	28,200	874
International Bancshares Corp. ^	84,500	1,414
MB Financial, Inc. ^	58,700	1,129
Webster Financial Corp. ^	90,300	1,899
Westamerica Bancorporation ^	16,400	808
Commercial Services & Supplies - 5.0%
ACCO Brands Corp. ‡ ^	150,300	1,180
G&K Services, Inc. — Class A ^	30,600	1,036
Standard Parking Corp. ‡ ^	50,000	799
United Stationers, Inc. ^	80,700	2,859
Computers & Peripherals - 1.6%
Diebold, Inc. ^	49,500	1,535
Electronics for Imaging, Inc. ‡ ^	18,400	317
Construction & Engineering - 0.3%
Sterling Construction Co., Inc. ‡ ^	29,200	402
Containers & Packaging - 1.4%
Aptargroup, Inc.	31,600	1,654
Diversified Consumer Services - 1.3%
Matthews International Corp. — Class A ^	36,500	1,465
Diversified Financial Services - 1.7%
Ares Capital Corp. ^	120,500	1,936
Electric Utilities - 2.5%
Unisource Energy Corp. ^	47,000	1,755
Westar Energy, Inc. ^	45,200	1,216
Electrical Equipment - 3.4%
Acuity Brands, Inc. ^	17,500	976
Belden, Inc. ^	85,300	2,974
Electronic Equipment & Instruments - 2.0%
Coherent, Inc. ‡ ^	14,900	824
MTS Systems Corp. ^	28,832	1,206
Nam Tai Electronics, Inc. ^	56,200	310
Energy Equipment & Services - 2.4%
Bristow Group, Inc. ^	25,600	1,306
SEACOR Holdings, Inc. ^	14,600	1,460
Food & Staples Retailing - 1.3%
Casey’s General Stores, Inc. ^	33,700	1,483
Gas Utilities - 2.7%
Atmos Energy Corp. ^	34,100	1,134
New Jersey Resources Corp. ^	21,800	972
WGL Holdings, Inc. ^	25,000	962
Health Care Equipment & Supplies - 1.7%
Haemonetics Corp. ‡ ^	7,900	509
ICU Medical, Inc. ‡ ^	34,500	1,507
Health Care Providers & Services - 2.5%
Amsurg Corp. — Class A‡ ^	70,200	1,834
Corvel Corp. ‡ ^	24,300	1,140
Hotels, Restaurants & Leisure - 4.0%
Bally Technologies, Inc. ‡ ^	24,000	976
CEC Entertainment, Inc. ^	34,500	1,383
Choice Hotels International, Inc. ^	32,000	1,068
Sonic Corp. ‡ ^	113,700	1,209
Household Durables - 2.1%
Helen of Troy, Ltd. ‡ ^	61,935	2,139
Tempur-Pedic International, Inc. ‡ ^	5,300	359
Industrial Conglomerates - 3.3%
Carlisle Cos., Inc. ^	78,000	3,840
Insurance - 6.8%
Alleghany Corp.	2,861	953
Amerisafe, Inc. ‡ ^	48,800	1,104
Assured Guaranty, Ltd. ^	61,000	995
Delphi Financial Group, Inc. — Class A ^	79,600	2,325
Platinum Underwriters Holdings, Ltd. ^	39,800	1,323
Primerica, Inc.	58,900	1,294
Internet Software & Services - 1.4%
Websense, Inc. ‡ ^	64,100	1,665
IT Services - 2.0%
MAXIMUS, Inc. ^	29,200	2,415
Life Sciences Tools & Services - 3.9%
Charles River Laboratories International, Inc. ‡	49,800	2,024
ICON PLC ADR ^ ‡	103,100	2,430
Machinery - 5.1%
Albany International Corp. — Class A ^	83,000	2,191
ESCO Technologies, Inc. ^	41,500	1,527
Mueller Industries, Inc. ^	57,700	2,187
Marine - 1.9%
Kirby Corp. ‡ ^	38,900	2,204
Media - 2.3%
Arbitron, Inc. ^	64,500	2,666
Multiline Retail - 0.9%
Fred’s, Inc. — Class A ^	75,700	1,092
Office Electronics - 1.3%
Zebra Technologies Corp. — Class A ‡	35,200	1,484
Oil, Gas & Consumable Fuels - 2.4%
GeoResources, Inc. ‡ ^	49,500	1,113
Penn Virginia Corp. ^	68,542	905
Scorpio Tankers, Inc. ‡ ^	85,000	849
Paper & Forest Products - 1.2%
Deltic Timber Corp. ^	25,300	1,358
Real Estate Investment Trusts - 3.8%
American Campus Communities, Inc. ^	28,600	1,016
Campus Crest Communities, Inc. ^	76,200	986
DiamondRock Hospitality Co.^	67,900	729
Education Realty Trust, Inc. ^	118,700	1,017
Mack-Cali Realty Corp. ^	22,200	731
Road & Rail - 1.7%
Genesee & Wyoming, Inc. — Class A ‡ ^	34,600	2,029
Specialty Retail - 5.8%
Ascena Retail Group, Inc. ‡ ^	53,600	1,825
Cato Corp. — Class A ^	90,500	2,607
Stage Stores, Inc. ^	146,000	2,453
Textiles, Apparel & Luxury Goods - 1.2%
Skechers U.S.A., Inc. — Class A ‡ ^	50,700	735
Unifirst Corp. ^	11,700	657
Thrifts & Mortgage Finance - 3.2%
First Niagara Financial Group, Inc. ^	75,510	997
Flushing Financial Corp. ^	63,200	822
Northwest Bancshares, Inc. ^	148,600	1,869
Trading Companies & Distributors - 1.5%
GATX Corp. ^	47,900	1,778

Total Common Stocks (cost $90,973)		111,835

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Small Value Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending
Trust — Prime Portfolio, 0.22% ▲	29,960,998	$29,961
Total Securities Lending Collateral (cost $29,961)

	Principal	Value

REPURCHASE AGREEMENT - 4.2%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $4,970 on 07/01/2011. Collateralized by a U.S. Government Obligation, 1.75%, due 05/31/2016, with a value of $5,070.	$4,970	4,970
Total Repurchase Agreement (cost $4,970)

Total Investment Securities (cost $125,904) #		146,766
Other Assets and Liabilities — Net		(29,710)

Net Assets		$117,056

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $29,250.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $125,904. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $22,133 and $1,271, respectively. Net unrealized appreciation for tax purposes is $20,862.
DEFINITION:
ADR      American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Common Stocks	$108,557	$3,278	$—	$111,835
Repurchase Agreement	—	4,970	—	4,970
Securities Lending Collateral	29,961	—	—	29,961

Total	$138,518	$8,248	$—	$146,766

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Small Core Portfolio
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 97.5%
Aerospace & Defense - 1.6%
Aerovironment, Inc. ‡	14,180	$501
American Science & Engineering, Inc. ^	17,905	1,432
Ceradyne, Inc. ‡	64,340	2,510
Cubic Corp.	10,600	540
Esterline Technologies Corp. ‡	600	46
GenCorp, Inc. ‡ ^	105,200	675
Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc. ‡ ^	10,900	649
Hub Group, Inc. — Class A ‡ ^	52,216	1,966
Park-Ohio Holdings Corp. ‡ ^	1,800	38
Airlines - 0.6%
Alaska Air Group, Inc. ‡ ^	24,200	1,656
US Airways Group, Inc. ‡ ^	29,800	266
Auto Components - 0.3%
Fuel Systems Solutions, Inc. ‡ ^	44,461	1,109
Motorcar Parts of America, Inc. ‡ ^	3,000	45
Beverages - 0.0%8 ∞
Coca-Cola Bottling Co., Consolidated ^	1,200	81
Biotechnology - 3.5%
Acorda Therapeutics, Inc. ‡ ^	83,680	2,704
Alexion Pharmaceuticals, Inc. ‡ ^	42,898	2,017
BioMarin Pharmaceutical, Inc. ‡ ^	84,810	2,308
Genomic Health, Inc. ‡ ^	98,706	2,755
RTI Biologics, Inc. ‡ ^	300,073	813
United Therapeutics Corp. ‡ ^	26,800	1,477
Vanda Pharmaceuticals, Inc. ‡ ^	33,800	241
Building Products - 0.1%
Gibraltar Industries, Inc. ‡	27,300	309
Quanex Building Products Corp. ^	1,800	30
Capital Markets - 0.9%
American Capital, Ltd. ‡	32,400	322
Arlington Asset Investment Corp. — Class A ^	18,600	584
BGC Partners, Inc. — Class A ^	80,800	625
Financial Engines, Inc. ‡ ^	28,890	748
Gladstone Investment Corp. ^	40,500	289
TICC Capital Corp. ^	43,700	420
Chemicals - 2.9%
Balchem Corp. ^	35,128	1,538
Ferro Corp. ‡ ^	30,800	414
Georgia Gulf Corp. ‡ ^	22,100	533
Innospec, Inc. ‡	5,700	192
Koppers Holdings, Inc.	1,700	64
Kraton Performance Polymers, Inc. ‡ ^	20,400	799
Kronos Worldwide, Inc. ^	20,400	642
LSB Industries, Inc. ‡ ^	24,918	1,069
Minerals Technologies, Inc.	4,600	305
OM Group, Inc. ‡ ^	21,200	862
Solutia, Inc. ‡ ^	63,600	1,453
Westlake Chemical Corp. ^	3,500	182
Zep, Inc. ^	92,100	1,740
Commercial Banks - 5.4%
1st Source Corp. ^	7,700	160
Bancfirst Corp.	3,100	120
Banco Latinoamericano de Comercio Exterior SA — Class E	54,100	937
Bancorp, Inc. ‡ ^	24,900	260
Bryn Mawr Bank Corp.	1,600	32
Camden National Corp. ^	1,100	36
Cape Bancorp, Inc. ‡	2,900	29
CapitalSource, Inc. ^	83,200	537
Cathay General Bancorp ^	3,800	62
Center Bancorp, Inc.	2,900	30
Central Pacific Financial Corp. ‡ ^	29,500	413
Century Bancorp, Inc. — Class A ^	1,200	32
Citizens & Northern Corp.	20,500	309
Community Bank System, Inc. ^	46,300	1,148
Enterprise Financial Services Corp.	25,900	350
First Busey Corp. ^	156,872	830
First Citizens BancShares, Inc. — Class A	1,400	262
First Defiance Financial Corp. ‡	5,500	81
First Financial Corp.	3,500	115
First Financial Bancorp ^	9,400	157
First Financial Bankshares, Inc. ^	19,600	675
First Midwest Bancorp, Inc. ^	116,000	1,426
Fulton Financial Corp. ^	42,900	459
Great Southern Bancorp, Inc. ^	4,200	80
Hancock Holding Co. ^	24,900	771
Independent Bank Corp. ^	3,000	79
International Bancshares Corp. ^	75,200	1,258
Lakeland Bancorp, Inc. ^	8,819	88
Lakeland Financial Corp. ^	23,100	514
MainSource Financial Group, Inc. ^	12,400	103
MB Financial, Inc. ^	52,600	1,012
National Bankshares, Inc. ^	1,100	28
Northrim BanCorp, Inc. ^	2,500	47
OceanFirst Financial Corp. ^	18,300	237
Old National Bancorp ^	58,600	633
Orrstown Financial Services, Inc. ^	1,200	32
Renasant Corp.	5,800	84
Southside Bancshares, Inc. ^	7,350	146
Suffolk Bancorp ^	7,100	99
SY Bancorp, Inc. ^	8,400	195
Tompkins Financial Corp. ^	1,200	47
Trustco Bank Corp.	22,000	108
UMB Financial Corp. ^	32,400	1,357
United Bankshares, Inc.	11,600	284
Virginia Commerce Bancorp, Inc. ‡	5,400	32
Washington Trust Bancorp, Inc. ^	8,200	188
Webster Financial Corp. ^	93,400	1,962
WesBanco, Inc. ^	3,100	61
West Bancorporation, Inc. ^	8,200	72
Westamerica Bancorporation ^	13,700	675
Western Alliance Bancorp ‡	12,500	89
WSFS Financial Corp. ^	4,500	178
Commercial Services & Supplies - 1.9%
ACCO Brands Corp. ‡ ^	138,900	1,090
Compass Diversified Holdings	17,100	282
G&K Services, Inc. — Class A ^	29,553	1,001
Standard Parking Corp. ‡ ^	46,488	742
Steelcase, Inc. — Class A ^	73,300	835
United Stationers, Inc. ^	67,400	2,388
Viad Corp.	9,200	205

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Communications Equipment - 2.0%
Comtech Telecommunications Corp. ^	45,100	$1,265
Finisar Corp. ‡	80,551	1,452
Oplink Communications, Inc. ‡ ^	40,510	755
Polycom, Inc. ‡ ^	24,225	1,558
Riverbed Technology, Inc. ‡ ^	50,570	2,001
Symmetricom, Inc. ‡ ^	8,500	50
Computers & Peripherals - 1.0%
Diebold, Inc. ^	43,800	1,358
Electronics for Imaging, Inc. ‡ ^	69,627	1,199
Imation Corp. ‡ ^	109,700	1,036
Construction & Engineering - 0.4%
Great Lakes Dredge & Dock Corp. ^	98,100	547
Primoris Services Corp. ^	11,400	147
Sterling Construction Co., Inc. ‡ ^	56,800	783
Consumer Finance - 1.2%
Advance America Cash Advance Centers, Inc. € ^	79,500	548
Ezcorp, Inc. — Class A ‡	89,675	3,190
Imperial Holdings, Inc. ‡	42,700	434
Containers & Packaging - 0.6%
Aptargroup, Inc.	26,300	1,376
Rock-Tenn Co. — Class A ^	11,105	737
Distributors - 0.5%
Audiovox Corp. — Class A ‡ ^	15,800	119
LKQ Corp. ‡	59,265	1,547
Diversified Consumer Services - 2.7%
American Public Education, Inc. ‡ ^	34,625	1,541
Cambium Learning Group, Inc. ‡	8,300	28
Capella Education Co. ‡ ^	32,379	1,355
Career Education Corp. ‡ ^	27,400	580
Coinstar, Inc. ‡ ^	44,665	2,436
ITT Educational Services, Inc. ‡ ^	7,100	556
Matthews International Corp. — Class A ^	34,900	1,401
Steiner Leisure, Ltd. ‡ ^	32,840	1,500
Diversified Financial Services - 3.0%
Ares Capital Corp.	106,000	1,703
Cash America International, Inc. ^	25,010	1,447
Encore Capital Group, Inc. ‡ ^	57,428	1,764
Euronet Worldwide, Inc. ‡	6,200	96
First Cash Financial Services, Inc. ‡ ^	68,305	2,869
Gladstone Capital Corp. ^	8,000	74
Marlin Business Services Corp. ‡ ^	3,600	46
MCG Capital Corp. ^	12,800	78
Medallion Financial Corp. ^	3,800	37
Portfolio Recovery Associates, Inc. ‡ ^	28,249	2,395
QC Holdings, Inc. ^	9,100	36
Diversified Telecommunication Services - 0.6%
General Communication, Inc. — Class A ‡ ^	6,200	75
IDT Corp. — Class B ^	34,100	921
Neutral Tandem, Inc. ‡	28,700	500
Surewest Communications ^	12,800	214
Vonage Holdings Corp. ‡ ^	76,400	337
Electric Utilities - 1.7%
Cleco Corp. ^	5,400	188
Dynegy, Inc. — Class A ‡ ^	24,400	151
El Paso Electric Co. ^	49,000	1,583
NGP Capital Resources Co. ^	7,100	58
Unisource Energy Corp. ^	75,700	2,826
Westar Energy, Inc. ^	40,600	1,093
Electrical Equipment - 2.4%
Acuity Brands, Inc. ^	15,000	837
Belden, Inc. ^	76,300	2,659
Coleman Cable, Inc. ‡ ^	7,600	112
Franklin Electric Co., Inc. ^	8,900	418
General Cable Corp. ‡ ^	29,400	1,252
GrafTech International, Ltd. ‡ ^	64,160	1,301
Thomas & Betts Corp. ‡	10,100	544
Ultralife Corp. ‡ ^	6,800	32
Woodward, Inc. ^	38,018	1,324
Electronic Equipment & Instruments - 1.7%
AVX Corp. ^	34,300	523
Coherent, Inc. ‡ ^	17,800	984
Electro Scientific Industries, Inc. ‡	8,800	170
Insight Enterprises, Inc. ‡	2,600	46
LoJack Corp. ‡ ^	23,600	103
MTS Systems Corp. ^	26,200	1,095
Multi-Fineline Electronix, Inc. ‡ ^	49,357	1,066
Nam Tai Electronics, Inc. ^	45,200	250
Newport Corp. ‡ ^	37,800	687
RadiSys Corp. ‡ ^	21,300	155
Vishay Intertechnology, Inc. ‡ ^	54,100	814
Energy Equipment & Services - 2.8%
Basic Energy Services, Inc. ‡ ^	14,800	466
Bristow Group, Inc. ^	21,400	1,092
Carbo Ceramics, Inc. ^	9,485	1,546
Dril-Quip, Inc. ‡ ^	22,400	1,519
Helix Energy Solutions Group, Inc. ‡	2,600	43
Hercules Offshore, Inc. ‡	15,000	83
Lufkin Industries, Inc. ^	18,250	1,570
Newpark Resources, Inc. ‡ ^	153,765	1,395
SEACOR Holdings, Inc. ^	18,800	1,879
Food & Staples Retailing - 0.4%
Casey’s General Stores, Inc. ^	30,100	1,324
Susser Holdings Corp. ‡ ^	14,500	228
Food Products - 0.5%
B&G Foods, Inc. — Class A ^	19,400	400
Dole Food Co., Inc. ‡ ^	36,700	497
Hain Celestial Group, Inc. ‡	1,800	60
Omega Protein Corp. ‡ ^	45,600	630
Gas Utilities - 1.3%
Atmos Energy Corp.	31,100	1,034
Chesapeake Utilities Corp. ^	11,700	468
New Jersey Resources Corp. ^	18,272	815
Southwest Gas Corp. ^	32,900	1,270
WGL Holdings, Inc. ^	20,800	801
Health Care Equipment & Supplies - 3.7%
Cooper Cos., Inc. ^	5,800	460
Haemonetics Corp. ‡ ^	8,600	554
ICU Medical, Inc. ‡ ^	30,600	1,337
Insulet Corp. ‡ ^	114,423	2,537
Invacare Corp. ^	32,800	1,089
NxStage Medical, Inc. ‡ ^	122,116	2,541
SonoSite, Inc. ‡ ^	61,910	2,177
Spectranetics Corp. ‡ ^	195,639	1,217
Thoratec Corp. ‡ ^	26,615	874
Health Care Providers & Services - 2.1%
AMERIGROUP Corp. ‡ ^	22,500	1,586
Amsurg Corp. — Class A ‡ ^	63,000	1,645

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Health Care Providers & Services (continued)
Bio-Reference Labs, Inc. ‡ ^	11,855	$248
CardioNet, Inc. ‡	30,800	164
Corvel Corp. ‡ ^	23,600	1,107
HMS Holdings Corp. ‡ ^	16,345	1,256
Magellan Health Services, Inc. ‡	16,800	920
PDI, Inc. ‡ ^	18,200	129
Providence Service Corp. ‡ ^	2,400	30
U.S. Physical Therapy, Inc. ^	3,000	74
WellCare Health Plans, Inc. ‡	1,900	98
Hotels, Restaurants & Leisure - 3.0%
Ameristar Casinos, Inc. ^	25,300	600
Bally Technologies, Inc. ‡ ^	20,900	850
Biglari Holdings, Inc. ‡ ^	920	360
Boyd Gaming Corp. ‡	39,600	345
Brinker International, Inc. ^	22,000	538
CEC Entertainment, Inc. ^	31,000	1,243
Cheesecake Factory, Inc. ‡ ^	3,000	94
Choice Hotels International, Inc. ^	29,000	967
Isle of Capri Casinos, Inc. ‡	9,100	81
O’Charley’s, Inc. ‡ ^	26,300	192
Penn National Gaming, Inc. ‡ ^	14,600	589
Pinnacle Entertainment, Inc. ‡ ^	5,600	83
Red Lion Hotels Corp. ‡ ^	4,300	34
Sonic Corp. ‡ ^	136,200	1,448
Texas Roadhouse, Inc. — Class A ^	93,395	1,639
Town Sports International Holdings, Inc. ‡	7,100	54
WMS Industries, Inc. ‡ ^	43,895	1,348
Household Durables - 1.2%
Blyth, Inc. ^	7,800	393
Helen of Troy, Ltd. ‡ ^	55,300	1,909
Tempur-Pedic International, Inc. ‡ ^	4,750	322
Tupperware Brands Corp. ^	23,660	1,596
Household Products - 0.0%∞
Central Garden & Pet Co. — Class A ‡ ^	3,200	32
Industrial Conglomerates - 1.0%
Carlisle Cos., Inc. ^	69,500	3,422
Standex International Corp.	1,800	55
Insurance - 3.3%
Alleghany Corp. ‡	2,505	834
American Equity Investment Life Holding Co. ^	98,100	1,247
Amerisafe, Inc. ‡ ^	45,100	1,020
Amtrust Financial Services, Inc. ^	55,200	1,257
Assured Guaranty, Ltd. ^	52,300	853
Crawford & Co. — Class B ^	14,000	99
Delphi Financial Group, Inc. — Class A	69,328	2,025
Infinity Property & Casualty Corp.	10,200	558
Maiden Holdings, Ltd. ^	75,000	683
Meadowbrook Insurance Group, Inc. ^	34,700	344
Phoenix Cos., Inc. ‡ ^	15,200	37
Platinum Underwriters Holdings, Ltd. ^	34,600	1,150
Primerica, Inc.	47,600	1,046
RLI Corp. ^	2,300	142
Safety Insurance Group, Inc.	4,200	177
Internet & Catalog Retail - 0.4%
NutriSystem, Inc.	35,200	495
PetMed Express, Inc. ^	72,508	859
Stamps.Com, Inc. ^	2,500	33
Internet Software & Services - 2.3%
comScore, Inc. ‡ ^	73,772	1,910
IAC/InterActiveCorp ‡ ^	18,100	691
Infospace, Inc. ‡ ^	40,700	371
J2 Global Communications, Inc. ‡ ^	47,275	1,335
Moduslink Global Solutions, Inc. ^	15,500	69
Valueclick, Inc. ‡ ^	31,300	520
VistaPrint NV ‡ ^	30,200	1,445
Websense, Inc. ‡ ^	58,600	1,522
IT Services - 2.0%
MAXIMUS, Inc. ^	45,721	3,782
VeriFone Holdings, Inc. ‡ ^	40,440	1,794
Virtusa Corp. ‡ ^	64,397	1,220
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. ‡	5,400	73
Jakks Pacific, Inc. ‡ ^	68,100	1,253
Multimedia Games Holding Co., Inc. ‡ ^	6,100	28
Life Sciences Tools & Services - 1.3%
Affymetrix, Inc. ‡ ^	5,300	42
Charles River Laboratories International, Inc. ‡ 43,600 1,772
Fluidigm Corp. ‡ ^	23,314	391
ICON PLC ADR ‡ ^	93,100	2,194
Machinery - 4.4%
Albany International Corp. — Class A ^	79,300	2,093
Altra Holdings, Inc. ‡ ^	8,500	204
Clarcor, Inc. ^	50,740	2,398
EnPro Industries, Inc. ‡ ^	34,456	1,656
ESCO Technologies, Inc. ^	68,350	2,514
Hardinge, Inc. ^	3,000	33
Hurco Cos., Inc. ‡ ^	13,400	432
Kadant, Inc. ‡ ^	17,600	555
Miller Industries, Inc. ^	5,900	110
Mueller Industries, Inc.	57,300	2,172
Nacco Industries, Inc. — Class A ^	3,300	320
Toro Co. ^	20,455	1,238
Twin Disc, Inc. ^	2,200	85
Wabtec Corp.	29,595	1,945
Marine - 0.6%
Kirby Corp. ‡ ^	34,500	1,955
Media - 0.9%
AH Belo Corp — Class A	32,100	239
Arbitron, Inc. ^	56,600	2,339
Ascent Media Corp. ‡	4,200	222
Global Sources, Ltd. ‡	23,200	213
Nexstar Broadcasting Group, Inc. — Class A ‡	9,600	79
Saga Communications, Inc. — Class A ‡	800	30
Sinclair Broadcast Group, Inc. — Class A	6,400	70
Metals & Mining - 0.5%
Globe Specialty Metals, Inc. ^	13,800	309
Worthington Industries, Inc. ^	67,931	1,570
Multiline Retail - 1.3%
99 Cents Only Stores ‡ ^	54,087	1,095
Big Lots, Inc. ‡ ^	47,090	1,561
Dillard’s, Inc. — Class A ^	14,100	735
Fred’s, Inc. — Class A ^	68,000	981
Multi-Utilities - 0.0%∞
NorthWestern Corp.	2,300	76
Office Electronics - 0.4%
Zebra Technologies Corp. — Class A ‡	30,500	1,286

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Oil, Gas & Consumable Fuels - 3.3%
Brigham Exploration Co. ‡	54,670	$1,635
CVR Energy, Inc. ‡ ^	52,900	1,302
Delek US Holdings, Inc.	50,100	787
GeoResources, Inc. ‡ ^	41,300	929
Penn Virginia Corp. ^	61,400	811
PetroQuest Energy, Inc. ‡ ^	165,925	1,165
Scorpio Tankers, Inc. ‡ ^	73,200	731
Stone Energy Corp. ‡ ^	30,300	921
Vaalco Energy, Inc. ‡ ^	49,100	296
W&T Offshore, Inc. ^	61,300	1,601
World Fuel Services Corp. ^	38,127	1,370
Paper & Forest Products - 1.0%
Buckeye Technologies, Inc. ^	42,100	1,136
Deltic Timber Corp. ^	22,700	1,219
Domtar Corp.	12,300	1,165
P.H. Glatfelter Co.	2,800	43
Pharmaceuticals - 1.9%
Affymax, Inc. ‡	34,600	238
Auxilium Pharmaceuticals, Inc. ‡ ^	80,580	1,579
Cumberland Pharmaceuticals, Inc. ‡	27,700	159
Impax Laboratories, Inc. ‡ ^	38,530	840
Medicines Co. ‡ ^	29,300	484
Medicis Pharmaceutical Corp. — Class A ^	11,100	424
Par Pharmaceutical Cos., Inc. ‡ ^	15,000	495
Salix Pharmaceuticals, Ltd. ‡ ^	55,240	2,199
ViroPharma, Inc. ‡ ^	10,900	202
Professional Services - 0.4%
Barrett Business Services, Inc.	14,400	206
CRA International, Inc. ‡ ^	30,900	838
Kelly Services, Inc. — Class A ‡	7,100	117
On Assignment, Inc. ‡ ^	15,500	152
Real Estate Investment Trusts - 4.9%
Alexander’s, Inc. ^	2,240	889
American Campus Communities, Inc. ^	23,700	842
Arbor Realty Trust, Inc. ‡ ^	18,000	84
Ashford Hospitality Trust, Inc. ^	33,100	412
Campus Crest Communities, Inc. ^	64,600	836
CapLease, Inc. ^	58,100	285
CBL & Associates Properties, Inc. ^	40,700	738
Colonial Properties Trust	81,400	1,661
DiamondRock Hospitality Co. ^	61,452	659
Education Realty Trust, Inc. ^	98,900	848
Extra Space Storage, Inc. ^	70,400	1,502
iStar Financial, Inc. ‡	8,500	69
Kite Realty Group Trust	43,200	215
Mack-Cali Realty Corp. ^	18,500	609
Mission West Properties, Inc. ^	8,300	73
Monmouth Real Estate Investment Corp. - Class A ^	10,500	89
National Health Investors, Inc. ^	4,700	209
Newcastle Investment Corp. ^	166,900	965
NorthStar Realty Finance Corp.	258,000	1,040
Post Properties, Inc. ^	38,700	1,577
PS Business Parks, Inc. ^	1,800	99
Retail Opportunity Investments Corp. ^	47,300	509
Sovran Self Storage, Inc.	6,200	254
Sun Communities, Inc. ^	13,700	511
UMH Properties, Inc. ^	11,800	126
U-Store-It Trust	136,500	1,436
Winthrop Realty Trust ^	42,900	512
Road & Rail - 1.5%
Amerco, Inc. ‡ ^	14,000	1,346
Con-way, Inc.	2,000	78
Genesee & Wyoming, Inc. — Class A ‡ ^	31,700	1,858
Landstar System, Inc. ^	33,925	1,577
RailAmerica, Inc. ‡ ^	23,500	353
Semiconductors & Semiconductor Equipment - 3.1%
Cavium, Inc. ‡ ^	55,546	2,422
DSP Group, Inc. ‡ ^	6,700	58
Fairchild Semiconductor International, Inc. — Class A ‡	11,100	185
International Rectifier Corp. ‡	7,000	196
Mellanox Technologies, Ltd. ‡	47,562	1,418
Microsemi Corp. ‡ ^	85,045	1,743
Photronics, Inc. ‡ ^	48,400	410
RF Micro Devices, Inc. ‡ ^	198,740	1,216
Skyworks Solutions, Inc. ‡ ^	39,020	897
Tessera Technologies, Inc. ‡	32,200	552
TriQuint Semiconductor, Inc. ‡ ^	67,975	693
Veeco Instruments, Inc. ‡ ^	17,702	857
Software - 3.2%
Ariba, Inc. ‡ ^	44,315	1,528
Aspen Technology, Inc. ‡ ^	74,090	1,273
Cadence Design Systems, Inc. ‡ ^	53,100	561
Fair Isaac Corp. ^	10,200	308
Micros Systems, Inc. ‡	28,630	1,423
Netscout Systems, Inc. ‡ ^	62,152	1,298
Parametric Technology Corp. ‡ ^	59,825	1,372
Pervasive Software, Inc. ‡	4,500	29
Progress Software Corp. ‡ ^	51,455	1,242
Take-Two Interactive Software, Inc. ‡ ^	40,400	617
Taleo Corp. — Class A ‡ ^	45,924	1,700
TeleNav, Inc. ‡ ^	13,200	234
Specialty Retail - 5.0%
Ann, Inc. ‡ ^	18,400	480
Ascena Retail Group, Inc. ‡ ^	47,900	1,631
Cato Corp. — Class A ^	150,489	4,334
Chico’s FAS, Inc. ^	183,030	2,788
DSW, Inc. — Class A ‡ ^	32,535	1,647
Finish Line, Inc. — Class A ^	23,100	494
Hot Topic, Inc. ^	70,600	525
Pier 1 Imports, Inc. ‡ ^	53,100	614
Rex American Resources Corp. ‡ ^	21,000	349
Select Comfort Corp. ‡	25,900	466
Stage Stores, Inc. ^	129,400	2,174
Tractor Supply Co.	23,089	1,544
Wet Seal, Inc. — Class A ‡ ^	6,400	29
Williams-Sonoma, Inc. ^	16,200	591
Textiles, Apparel & Luxury Goods - 1.4%
Deckers Outdoor Corp. ‡ ^	18,207	1,605
Movado Group, Inc. ^	27,300	467
Skechers U.S.A., Inc. — Class A ‡ ^	45,300	656
Unifirst Corp.	9,800	551
Vera Bradley, Inc. ‡ ^	38,337	1,464

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Thrifts & Mortgage Finance - 1.2%
Astoria Financial Corp.	8,600	$110
Dime Community Bancshares, Inc. ^	20,200	294
First Financial Northwest, Inc. ‡	6,300	32
First Niagara Financial Group, Inc. ^	73,039	964
Flushing Financial Corp.	50,800	660
Fox Chase Ban corp, Inc.	3,200	43
Northwest Bancshares, Inc. ^	129,400	1,629
Provident Financial Services, Inc. ^	26,900	385
Trading Companies & Distributors - 1.0%
Applied Industrial Technologies, Inc. ^	52,195	1,859
GATX Corp. ^	42,700	1,585
Water Utilities - 0.0%8 ∞
Consolidated Water Co., Ltd. ^	7,700	72

Total Common Stocks (cost $262,642)		339,495

INVESTMENT COMPANY - 0.2%
Diversified Financial Services - 0.2%
KKR Financial Holdings LLC	61,800	606
Total Investment Company (cost $190)

	Principal	Value

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill 0.02% ▲ 09/15/2011 g	$235	$235
Total Short-Term U.S. Government Obligation (cost $235)

	Shares	Value

SECURITIES LENDING COLLATERAL - 25.7%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22%▲	89,281,803	89,282
Total Securities Lending Collateral (cost $89,282)

	Principal	Value

REPURCHASE AGREEMENT - 2.1%
State Street Bank & Trust Co. 0.01% ▲ , dated 06/30/2011, to be repurchased at $7,364 on 07/01/2011. Collateralized by U.S. Government Obligations and a US Government Agency Obligation, 1.75% - 3.50%, due 05/31/2016 - 11/25/2038, with a total value of $7,517.	$7,364	7,364
Total Repurchase Agreement (cost $7,364)

Total Investment Securities (cost $359,713) #		436,982
Other Assets and Liabilities — Net		(89,027)

Net Assets		$347,955

FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

Russell 2000 Mini Index	Long	18	09/16/2011	$53
NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $86,254.

∞	Percentage rounds to less than 0.1%.

y	All or a portion of this security in the amount of $235 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $359,713. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $85,062 and $7,793, respectively. Net unrealized appreciation for tax purposes is $77,269.

Г	Contract amounts are not in thousands.
DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Common Stocks	$333,707	$5,788	$—	$339,495
Investment Companies	606	—	—	606
Repurchase Agreement	—	7,364		7,364
Securities Lending Collateral	89,282	—	—	89,282
Short-Term U.S. Government Obligations	—	235	—	235

Total	$423,595	$13,387	$—	$436,982

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments Ғ	Prices	Inputs	Inputs	06/30/2011
Futures Contracts — Appreciation	$53	$—	$—	$53

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

Ғ	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Small Growth Portfolio
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.3%
Aerospace & Defense - 2.3%
Ceradyne, Inc. ‡ˆ	17,800	$694
DigitalGlobe, Inc. ‡ˆ	26,100	663
Esterline Technologies Corp. ‡ˆ	9,706	742
Hexcel Corp. ‡ˆ	39,392	862
Air Freight & Logistics - 1.4%
Atlas Air Worldwide Holdings, Inc. ‡ˆ	14,900	887
Hub Group, Inc. - Class A ‡ˆ	25,166	947
Auto Components - 0.7%
Tenneco, Inc. ‡ˆ	20,700	912
Biotechnology - 1.4%
Myriad Genetics, Inc. ‡ˆ	39,400	895
Onyx Pharmaceuticals, Inc. ‡	26,300	928
Building Products - 0.6%
AO Smith Corp.	19,574	828
Capital Markets - 0.5%
Stifel Financial Corp. ‡ˆ	18,100	649
Chemicals - 1.6%
Kraton Performance Polymers, Inc. ‡ˆ	21,300	834
Kronos Worldwide, Inc. ˆ	29,500	928
Newmarket Corp.	1,900	324
Commercial Banks - 1.7%
Boston Private Financial Holdings, Inc. ˆ	61,212	403
Columbia Banking System, Inc. ˆ	11,200	193
First Citizens BancShares, Inc. - Class A	2,230	418
Iberiabank Corp. ˆ	9,700	559
Umpqua Holdings Corp. ˆ	52,515	607
Commercial Services & Supplies - 3.5%
Consolidated Graphics, Inc. ‡ˆ	14,200	780
Dollar Financial Corp. ‡	43,741	948
Kforce, Inc. ‡ˆ	24,877	325
Progressive Waste Solutions, Ltd. ˆ	16,225	404
Steelcase, Inc. - Class A ˆ	63,371	722
Sykes Enterprises, Inc. ‡ ˆ	42,152	908
Tal International Group, Inc. ˆ	16,713	577
Communications Equipment - 1.1%
Finisar Corp. ‡	13,048	235
Netgear, Inc. ‡	11,524	504
Plantronics, Inc. ˆ	20,300	742
Computers & Peripherals - 1.9%
Avid Technology, Inc. ‡ˆ	30,900	582
Electronics for Imaging, Inc. ‡ˆ	36,877	635
OCZ Technology Group, Inc. ‡ˆ	103,023	825
STEC Inc. ‡ˆ	22,000	374
Construction & Engineering - 0.9%
MasTec, Inc. ‡ˆ	27,900	550
MYR Group, Inc. ‡ˆ	24,200	566
Containers & Packaging - 0.5%
Silgan Holdings, Inc.	16,000	656
Diversified Consumer Services - 1.7%
Hillenbrand, Inc. ˆ	38,502	910
Steiner Leisure, Ltd. ‡ˆ	12,700	580
Strayer Education, Inc. ˆ	5,900	746
Diversified Financial Services - 1.8%
Cash America International, Inc. ˆ	13,496	781
Encore Capital Group, Inc. ‡ˆ	31,409	964
First Cash Financial Services, Inc. ‡ˆ	18,469	776
Diversified Telecommunication Services - 0.8%
AboveNet, Inc.	10,200	718
Atlantic Tele-Network, Inc. ˆ	8,700	334
Electrical Equipment - 2.3%
EnerSys ‡ˆ	22,037	759
Fushi Copperweld, Inc. ‡ˆ	58,114	333
General Cable Corp. ‡ˆ	20,932	891
GrafTech International, Ltd. ‡ˆ	26,400	535
II-VI, Inc. ‡	18,660	478
Electronic Equipment & Instruments - 3.5%
Insight Enterprises, Inc. ‡ˆ	45,607	808
Littelfuse, Inc. ˆ	7,700	452
Maxwell Technologies, Inc. ‡ˆ	25,900	419
Newport Corp. ‡ˆ	25,763	468
OSI Systems, Inc. ‡ˆ	19,333	831
Power-One, Inc. ‡ˆ	87,900	712
Rofin-Sinar Technologies, Inc. ‡ˆ	26,188	895
Energy Equipment & Services - 2.5%
Dawson Geophysical Co. ‡ˆ	13,699	468
Helix Energy Solutions Group, Inc. ‡	16,101	267
Key Energy Services, Inc. ‡ˆ	42,166	759
Newpark Resources, Inc. ‡ˆ	84,555	767
OYO Geospace Corp. ‡ˆ	9,967	996
Food Products - 2.0%
Hain Celestial Group, Inc. ‡ˆ	21,977	733
Sanderson Farms, Inc. ˆ	18,800	899
Sensient Technologies Corp.	13,500	500
TreeHouse Foods, Inc. ‡ˆ	9,335	510
Health Care Equipment & Supplies - 4.6%
Arthrocare Corp. ‡ˆ	27,100	907
Atrion Corp. ˆ	1,912	378
ICU Medical, Inc. ‡ˆ	18,079	790
Integra LifeSciences Holdings Corp. ‡	20,243	968
Invacare Corp. ˆ	22,400	743
Masimo Corp. ˆ	27,800	825
Merit Medical Systems, Inc. ‡ˆ	30,800	553
Synovis Life Technologies, Inc. ‡	40,191	700
Health Care Providers & Services - 2.4%
Bio-Reference Labs, Inc. ‡ˆ	34,717	726
Ensign Group, Inc. ˆ	18,483	562
Healthspring, Inc. ‡ˆ	19,200	885
LHC Group, Inc. ‡ˆ	8,400	194
WellCare Health Plans, Inc. ‡	15,800	812
Health Care Technology - 1.5%
Computer Programs & Systems, Inc.	10,200	647
HealthStream, Inc. ‡ˆ	5,053	67
Medidata Solutions, Inc. ‡ˆ	28,600	683
Merge Healthcare, Inc. ‡ˆ	115,130	599
Hotels, Restaurants & Leisure - 1.1%
Caribou Coffee Co., Inc. ‡ˆ	37,637	498
Domino’s Pizza, Inc. ‡ˆ	39,000	985
Insurance - 0.4%
Montpelier Re Holdings, Ltd. ˆ	26,700	481
Internet & Catalog Retail - 0.4%
Shutterfly, Inc. ‡ˆ	2,170	125
U.S. Auto Parts Network, Inc. ‡ˆ	53,900	412
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Small Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Internet Software & Services - 5.0%
Keynote Systems, Inc. ˆ	23,300	$504
Liveperson, Inc. ‡ˆ	70,314	994
NIC, Inc. ˆ	40,649	547
Open Text Corp. ‡ˆ	12,787	819
Radware, Ltd. ‡ˆ	15,900	554
Travelzoo, Inc. ‡ˆ	12,620	816
Valueclick, Inc. ‡ˆ	58,777	976
VistaPrintNV ‡ˆ	11,400	545
ZixCorp. ‡ˆ	193,200	742
IT Services - 2.2%
CSG Systems International, Inc. ‡ˆ	34,251	633
NeuStar, Inc. - Class A ‡	25,600	671
Teletech Holdings, Inc. ‡ˆ	39,800	839
Wright Express Corp. ‡ˆ	14,293	744
Life Sciences Tools & Services - 2.0%
BrukerCorp. ‡ˆ	43,513	885
eResearchTechnology, Inc. ‡ˆ	80,000	510
ICON PLC ADR ‡	20,830	491
Parexel International Corp. ‡ˆ	32,243	760
Machinery - 5.0%
Actuant Corp. - Class A ˆ	26,600	714
Chart Industries, Inc. ‡ˆ	12,700	686
Columbus McKinnon Corp. ‡ˆ	30,200	542
EnPro Industries, Inc. ‡ˆ	21,713	1,045
Kennametal, Inc. ˆ	16,500	696
Nacco Industries, Inc. - Class A ˆ	2,615	253
Robbins & Myers, Inc.	16,890	893
Trimas Corp. ‡ˆ	41,500	1,027
Wabash National Corp. ‡ˆ	78,755	738
Media - 0.3%
Dolan Co. ‡ˆ	45,244	383
Metals & Mining - 1.4%
RTI International Metals, Inc. ‡ˆ	23,979	920
Stillwater Mining Co. ‡ˆ	43,529	958
Multiline Retail - 0.6%
PriceSmart, Inc. ˆ	14,811	759
Multi-Utilities - 0.3%
Avista Corp. ˆ	13,800	355
Oil, Gas & Consumable Fuels - 5.0%
Abraxas Petroleum Corp. ‡ˆ	150,100	575
Comstock Resources, Inc. ‡ˆ	24,900	717
GeoResources, Inc. ‡ˆ	33,100	744
Kodiak Oil & Gas Corp. ‡ˆ	111,800	645
Magnum Hunter Resources Corp. ‡ˆ	105,421	713
North American Energy Partners, Inc. ‡	61,791	473
Petroleum Development Corp. ‡ˆ	21,000	628
Rex Energy Corp. ‡ˆ	66,801	686
Rosetta Resources, Inc. ‡	7,000	361
Swift Energy Co. ‡	16,300	608
Triangle Petroleum Corp. ‡ˆ	65,400	422
Paper & Forest Products - 0.5%
Buckeye Technologies, Inc. ˆ	23,544	635
Personal Products - 0.5%
Inter Parfums, Inc.	26,938	620
Pharmaceuticals - 3.8%
Akorn, Inc. ‡ˆ	106,191	743
Cardiome Pharma Corp. ‡ˆ	83,700	372
Depomed, Inc. ‡ˆ	52,300	428
Impax Laboratories, Inc. ‡ˆ	46,621	1,017
Jazz Pharmaceuticals, Inc. ‡	20,000	667
Nektar Therapeutics ‡ˆ	58,044	422
Salix Pharmaceuticals, Ltd. ‡ˆ	18,100	721
SuperGen, Inc. ‡ˆ	206,800	616
Professional Services - 2.1%
FTI Consulting, Inc. ‡ˆ	15,300	580
Huron Consulting Group, Inc. ‡ˆ	24,685	746
Korn/Ferry International ‡ˆ	25,600	563
TrueBlue, Inc. ‡ˆ	44,492	644
VSE Corp. ˆ	7,553	188
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA ‡	16,500	607
Road & Rail - 1.1%
Marten Transport, Ltd. ˆ	22,161	479
Old Dominion Freight Line, Inc. ‡ˆ	24,400	910
Semiconductors & Semiconductor Equipment - 5.7%
Amtech Systems, Inc. ‡ˆ	22,533	465
Entegris, Inc. ‡ˆ	75,500	764
Ezchip Semiconductor, Ltd. ‡ˆ	28,000	1,035
Lattice Semiconductor Corp. ‡ˆ	97,091	633
Mellanox Technologies, Ltd. ‡	21,424	639
Monolithic Power Systems, Inc. ‡	48,858	753
Nova Measuring Instruments, Ltd. ‡	35,900	363
NVE Corp. ‡ˆ	8,983	525
O2Micro International, Ltd. ADR ‡	31,562	205
Omnivision Technologies, Inc. ‡ˆ	22,700	790
Silicon Image, Inc. ‡ˆ	92,030	595
Volterra Semiconductor Corp. ‡ˆ	28,862	712
Software - 5.7%
ACI Worldwide, Inc. ‡ˆ	22,198	750
BroadSoft, Inc. ‡ˆ	17,907	683
Clicksoftware Technologies, Ltd. ˆ	81,663	807
Interactive Intelligence, Inc. ‡ˆ	24,307	852
Netscout Systems, Inc. ‡ˆ	28,900	604
NICE Systems, Ltd. ADR ‡ ˆ	25,063	911
OPNET Technologies, Inc. ˆ	16,448	673
Progress Software Corp. ‡ˆ	24,099	582
Sourcefire, Inc. ‡ˆ	31,200	926
Ultimate Software Group, Inc. ‡ˆ	11,700	637
Specialty Retail - 8.1%
Ascena Retail Group, Inc. ‡ˆ	15,500	528
Buckle, Inc. ˆ	21,900	936
Casual Male Retail Group, Inc. ‡ˆ	143,598	596
Children’s Place Retail Stores, Inc. ‡ˆ	17,900	796
Express, Inc.	15,850	346
Finish Line, Inc. - Class A ˆ	35,600	762
Genesco, Inc. ‡ˆ	21,044	1,097
Hibbett Sports, Inc. ‡ˆ	18,448	751
JOS A. Bank Clothiers, Inc. ‡ˆ	14,371	719
Lithia Motors, Inc. - Class A	19,395	381
Monro Muffler Brake, Inc. ˆ	17,010	634
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners Small Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Specialty Retail (continued)
PEP Boys - Manny Moe & Jack ˆ	51,900	$567
Pier 1 Imports, Inc. ‡ˆ	74,200	858
Rent-A-Center, Inc. ˆ	25,700	785
Rush Enterprises, Inc. - Class A ‡ˆ	25,919	493
Ulta Salon Cosmetics & Fragrance, Inc. ‡ˆ	4,503	291
Textiles, Apparel & Luxury Goods - 3.4%
CROCS, Inc. ‡ˆ	36,300	935
Iconix Brand Group, Inc. ‡ˆ	29,400	711
Perry Ellis International, Inc. ‡	19,403	490
Steven Madden, Ltd. ‡ˆ	22,899	859
Warnaco Group, Inc. ‡ˆ	12,468	651
Wolverine World Wide, Inc. ˆ	18,700	781
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies, Inc. ˆ	22,074	786
Beacon Roofing Supply, Inc. ‡ˆ	33,400	762
DXP Enterprises, Inc. ‡ˆ	13,920	353
Wireless Telecommunication Services - 0.5%
Novatel Wireless, Inc. ‡ˆ	107,260	588

Total Common Stocks (cost $109,144)		128,324

WARRANT 0.0% ∞
Hotels, Restaurants & Leisure - 0.0% ∞
Krispy Kreme Doughnuts, Inc. ‡
Expiration: 03/02/2012
Exercise Price: $12.21	141	♦
Total Warrant (cost $♦)

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	33,481,490	33,481
Total Securities Lending Collateral (cost $33,481)

Total Investment Securities (cost $142,625) #		161,805
Other Assets and Liabilities - Net		(31,242)

Net Assets		$130,563

NOTES TO SCHEDULE OF INVESTMENTS:

ˆ	All or a portion of this security is on loan. The value of all securities on loan is $32,401.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

♦	Value is less than $1 or zero.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $142,625. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $22,490 and $3,310, respectively. Net unrealized appreciation for tax purposes is $19,180.
DEFINITION:
ADR     American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Common Stocks	$122,371	$5,953	$—	$128,324
Securities Lending Collateral	33,481	—	—	33,481
Warrants	—	♦	—	♦

Total	$155,852	$5,953	$—	$161,805

Э See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners International Equity Portfolio
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCK - 2.6%
Germany - 2.6%
Volkswagen AG, 1.54% ▲	109,552	$22,655
Total Preferred Stock (cost $10,155)

COMMON STOCKS - 95.6%
Australia - 1.7%
BHP Billiton, Ltd.	315,101	14,892
Bermuda - 1.0%
SeaDrill, Ltd.	241,095	8,477
Brazil - 2.9%
BM&FBOVESPA SA	1,262,300	8,355
Embraer SA ADR ‡ˆ	225,400	6,938
Natura Cosmeticos SA	406,800	10,166
Canada - 5.3%
Canadian National Railway Co. ˆ	165,950	13,273
Canadian Natural Resources, Ltd. ˆ	300,700	12,606
Cenovus Energy, Inc. ˆ	220,688	8,329
Potash Corp., of Saskatchewan, Inc.	211,000	12,025
Cayman Islands - 0.5%
Tencent Holdings, Ltd.	165,330	4,517
China - 4.7%
China Life Insurance Co., Ltd. - Class H	2,293,157	7,918
China Merchants Bank Co., Ltd. - Class H	4,696,845	11,426
Industrial & Commercial Bank of China - Class H	17,435,900	13,298
Sinopharm Group Co., Ltd. - Class H	2,458,090	8,269
Denmark - 2.3%
Novo Nordisk A/S - Class B	161,164	20,191
France - 9.1%
Air Liquide SA	116,149	16,640
BNP Paribas SA	223,413	17,227
Lafarge SA ˆ	170,525	10,866
LVMH Moet Hennessy Louis Vuitton SA ˆ	118,733	21,335
Publicis Groupe SA ˆ	237,798	13,275
Germany - 11.3%
Adidas AG	173,300	13,740
Allianz SE	95,600	13,331
Deutsche Bank AG	220,300	13,002
Fresenius Medical Care AG & Co., KGaA	221,589	16,574
SAP AG	343,960	20,853
Siemens AG	148,400	20,393
Hong Kong - 3.9%
CNOOC, Ltd.	7,502,847	17,711
Hong Kong Exchanges & Clearing, Ltd.	749,000	15,781
Ireland - 1.1%
Covidien PLC ˆ	172,700	9,193
Israel - 2.2%
Check Point Software Technologies, Ltd. ‡ˆ	34,400	1,956
Teva Pharmaceutical Industries, Ltd. ADR	352,994	17,021
Japan - 10.8%
Canon, Inc. ˆ	235,324	11,193
Dai-ichi Life Insurance Co., Ltd.	5,021	7,041
Fanuc Corp.	68,254	11,414
KDDI Corp.	1,592	11,454
Komatsu, Ltd. ˆ	670,504	20,936
Mitsubishi UFJ Financial Group, Inc. ˆ	3,050,100	14,864
Toyota Motor Corp.	403,391	16,611
Korea, Republic of - 2.1%
Hyundai Motor Co.	82,930	18,488
Luxembourg - 1.7%
ArcelorMittal	423,000	14,710
Mexico - 1.4%
Wal-Mart de Mexico SAB de CV - Series V ˆ	4,202,800	12,474
Netherlands - 2.0%
ING Groep NV ‡	1,011,000	12,459
Yandex NV - Class A ‡ˆ	129,900	4,613
Netherlands Antilles - 2.0%
Schlumberger, Ltd.	205,200	$17,729
Spain - 1.9%
Telefonica SA	661,102	16,147
Sweden - 1.6%
Hennes & Mauritz AB - Class B	414,571	14,295
Switzerland - 6.9%
Credit Suisse Group AG ‡	314,000	12,238
Julius Baer Group, Ltd. ‡	207,896	8,588
Nestle SA	312,854	19,468
Novartis AG	316,871	19,420
Taiwan - 2.0%
High Tech Computer Corp.	513,205	17,352
Turkey - 1.0%
Turkiye Garanti Bankasi AS	1,913,300	8,682
United Kingdom - 16.2%
ARM Holdings PLC	944,943	8,886
BG Group PLC	773,386	17,560
British American Tobacco PLC	437,273	19,175
Carnival PLC ˆ	364,198	14,112
Kingfisher PLC	3,005,210	12,909
Pearson PLC	477,637	9,036
Reckitt Benckiser Group PLC	313,934	17,339
SABMiller PLC	251,757	9,189
Standard Chartered PLC	598,186	15,713
Tesco PLC	2,744,957	17,735

Total Common Stocks (cost $610,270)		831,408

SECURITIES LENDING COLLATERAL - 9.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22%▲	80,713,670	80,714
Total Securities Lending Collateral (cost $80,714)

	Principal	Value

REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $9,762 on 07/01/2011. Collateralized by a U.S. Government Obligation, 1.75%, due 05/31/2016, with a value of $9,958.	$9,762	9,762
Total Repurchase Agreement (cost $9,762)

Total Investment Securities (cost $710,901) #		944,539
Other Assets and Liabilities - Net		(74,751)

Net Assets		$869,788

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners International Equity Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Commercial Banks	8.6%	$81,210
Automobiles	6.2	57,754
Pharmaceuticals	6.0	56,632
Oil, Gas & Consumable Fuels	5.9	56,206
Diversified Financial Services	3.9	36,595
Textiles, Apparel & Luxury Goods	3.7	35,075
Capital Markets	3.5	33,828
Machinery	3.4	32,350
Food & Staples Retailing	3.2	30,209
Metals & Mining	3.2	29,602
Chemicals	3.1	28,665
Insurance	2.9	28,290
Specialty Retail	2.9	27,204
Energy Equipment & Services	2.8	26,206
Health Care Providers & Services	2.7	24,843
Software	2.3	22,809
Media	2.4	22,311
Industrial Conglomerates	2.2	20,393
Food Products	2.1	19,468
Tobacco	2.0	19,175
Communications Equipment	1.8	17,352
Household Products	1.8	17,339
Diversified Telecommunication Services	1.7	16,147
Hotels, Restaurants & Leisure	1.5	14,112
Road & Rail	1.4	13,273
Wireless Telecommunication Services	1.2	11,454
Office Electronics	1.2	11,193
Construction Materials	1.2	10,866
Personal Products	1.1	10,166
Health Care Equipment & Supplies	1.0	9,193
Beverages	1.0	9,189
Internet Software & Services	1.0	9,130
Semiconductors & Semiconductor Equipment	0.9	8,886
Aerospace & Defense	0.7	6,938

Investment Securities, at Value	90.5	854,063
Short-Term Investments	9.5	90,476

Total Investments	100.0%	$944,539

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Euro	(25,150)	08/24/2011	$(35,542)	$(871)
Euro	(17,016)	11/09/2011	(24,386)	(193)

				$(1,064)

NOTES TO SCHEDULE OF INVESTMENTS:

ˆ	All or a portion of this security is on loan. The value of all securities on loan is $77,224.

▲	Rate shown reflects the yield at 06/30/2011.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $710,901. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $245,350 and $11,712, respectively. Net unrealized appreciation for tax purposes is $233,638.
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

Transamerica Partners International Equity Portfolio
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
DEFINITION:
ADR       American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Common Stocks	$114,888	$716,520	$—	$831,408
Preferred Stocks	—	22,655	—	22,655
Repurchase Agreement	—	9,762	—	9,762
Securities Lending Collateral	80,714	—	—	80,714

Total	$195,602	$748,937	$—	$944,539

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	06/30/2011

Forward Foreign Currency Contracts - Depreciation	$—	$(1,064)	$—	$(1,064)

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

STATEMENTS OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts in thousands)
(unaudited)

			Inflation-
		High Quality	Protected
	Money Market	Bond	Securities	Core Bond	High Yield Bond	Balanced

Assets:
Investment securities, at value	$900,520	$482,460	$367,802	$1,827,871	$709,568	$144,706
Repurchase agreements, at value	81,565	6,731	21,326	4,163	34,245	771
Cash on deposit with broker	—	—	—	33	—	30
Cash	—	—	—	16	650	—
Foreign currency, at value	—	—	1	461	—	26
Unrealized appreciation on forward foreign currency contracts	—	—	2	1	—	—
Unrealized appreciation on swap agreements	—	—	202	1,088	—	—
Premium paid on swap agreements	—	—	—	2,476	—	—
Receivables:
Due from advisor	—	—	—	—	—	12
Investment securities sold	—	—	—	860,599	4,593	15,210
Interest	398	2,828	2,549	11,795	12,949	309
Dividends	—	—	—	—	12	78
Securities lending income (net)	—	5	6	13	—	5
Variation margin	—	—	61	183	—	2
Other	2	1	—	3	1	—	(A)
Prepaid expenses	5	2	2	7	3	—	(A)

	982,490	492,027	391,951	2,708,709	762,021	161,149

Liabilities:
Cash on deposit with custodian	—	—	—	6,100	—	—
Accounts payable and accrued liabilities:
Collateral for securities on loan	—	22,227	26,036	65,600	—	25,077
Investment securities purchased	—	—	2,152	891,739	11,777	15,789
Advisory fees	203	138	102	452	335	43
Custody fees	29	16	20	146	28	43
Interest from securities sold short	—	—	—	229	—	7
Audit and tax fees	9	9	10	11	10	10
Legal fees	28	12	8	42	18	3
Other	8	3	2	7	5	1
Unrealized depreciation on swap agreements	—	—	128	922	—	—
Premium received on swap agreements	—	—	—	522	—	—
Securities sold short, at value	—	—	—	132,759	—	3,840
Written options and swaptions, at value	—	—	3,037	26,026	—	13
Unrealized depreciation on forward foreign currency contracts	—	—	37	—	—	—

	277	22,405	31,532	1,124,555	12,173	44,826

Net Assets	$982,213	$469,622	$360,419	$1,584,154	$749,848	$116,323

Investment securities, at cost	$900,520	$476,541	$355,598	$1,829,283	$696,431	$143,250
Repurchase agreements, at cost	$81,565	$6,731	$21,326	$4,163	$34,245	$771
Foreign currency, at cost	$—	$—	$(33)	$434	$—	$28
Securities loaned, at value	$—	$21,779	$25,525	$62,982	$—	$24,516
Proceeds from securities sold short	$—	$—	$—	$133,225	$—	$3,850
Premium on written options and swaptions	$—	$—	$3,200	$26,946	$—	$24
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

STATEMENTS OF ASSETS AND LIABILITIES (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Large Value		Large Core		Large Growth	Mid Value	Mid Growth		Small Value

Assets:
Investment securities, at value	$997,205		$302,767		$1,229,699	$945,427	$317,173		$141,796
Repurchase agreements, at value	14,793		4,768		14,352	23,378	1,909		4,970
Cash	—		—		21	82	—		1
Receivables:
Due from advisor	—		—		4	—	—	(A)	2
Investment securities sold	14,648		5,196		11,563	11,265	7,343		244
Dividends	1,109		241		939	1,156	113		98
Dividend reclaims	—		—		82	15	—		—
Securities lending income (net)	13		10		37	20	12		5
Other	2		—	(A)	2	2	—	(A)	—	(A)
Prepaid expenses	4		1		4	3	1		—	(A)

	1,027,774		312,983		1,256,703	981,348	326,551		147,116

Liabilities:
Accounts payable and accrued liabilities:
Collateral for securities on loan	25,892		45,816		93,205	70,439	64,873		29,961
Investment securities purchased	12,149		5,529		6,299	6,460	7,323		—
Advisory fees	357		126		571	489	146		79
Custody fees	22		7		52	17	7		6
Audit and tax fees	10		10		10	9	9		9
Legal fees	26		7		31	23	7		4
Other	—	(A)	4		2	7	2		1

	38,456		51,499		100,170	77,444	72,367		30,060

Net Assets	$989,318		$261,484		$1,156,533	$903,904	$254,184		$117,056

Investment securities, at cost	$859,736		$265,845		$1,033,174	$804,702	$276,263		$120,934
Repurchase agreements, at cost	$14,793		$4,768		$14,352	$23,378	$1,909		$4,970
Securities loaned, at value	$25,305		$44,736		$91,112	$68,813	$63,437		$29,250

				International
	Small Core	Small Growth		Equity

Assets:
Investment securities, at value	$429,618	$161,805		$934,777
Repurchase agreements, at value	7,364	—		9,762
Cash	—	—		9
Foreign currency, at value	—	—		2,394
Receivables:
Due from advisor	—	3		—
Investment securities sold	14,446	5,346		—
Dividends	288	28		1,879
Dividend reclaims	—	—		4,092
Securities lending income (net)	20	17		28
Variation margin	12	—		—
Other	1	—	(A)	1
Prepaid expenses	1	—	(A)	3

	451,750	167,199		952,945

Liabilities:
Cash	—	1,800		—
Accounts payable and accrued liabilities:
Collateral for securities on loan	89,282	33,481		80,714
Investment securities purchased	14,250	1,245		668
Advisory fees	221	93		525
Custody fees	21	3		145
Audit and tax fees	9	9		12
Legal fees	9	4		22
Other	3	1		7
Unrealized depreciation on forward foreign currency contracts	—	—		1,064

	103,795	36,636		83,157

Net Assets	$347,955	$130,563		$869,788

Investment securities, at cost	$352,349	$142,625		$701,139
Repurchase agreements, at cost	$7,364	$—		$9,762
Foreign currency, at cost	$—	$—		$2,377
Securities loaned, at value	$86,254	$32,401		$77,224

(A)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

STATEMENTS OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

				Inflation-
		High Quality		Protected
	Money Market	Bond		Securities		Core Bond	High Yield Bond	Balanced
Investment income:
Interest income	$1,304	$6,841		$9,291		$31,027	$32,246	$922
Securities lending income (net)	—	23		25		52	—	15
Dividend income	—	—		—		12	85	644
Withholding taxes on foreign income	—	—		—		(7)	—	—	(A)

	1,304	6,864		9,316		31,084	32,331	1,581

Expenses:
Advisory	1,266	837		575		2,686	1,989	262
Custody	67	34		45		284	73	91
Audit and tax	7	7		8		9	8	9
Legal	31	14		10		47	21	3
Printing and shareholder reports	1	—	(A)	—	(A)	2	1	—	(A)
Trustee and CCO	11	5		3		17	7	1
Other	10	4		3		14	6	1

Total expenses	1,393	901		644		3,059	2,105	367

Expenses reimbursed/waived	—	—		—		—	—	(76)

Net expenses	1,393	901		644		3,059	2,105	291

Net investment income (loss)	(89)	5,963		8,672		28,025	30,226	1,290

Net realized gain (loss) on transactions from:
Investment securities	3	280		3,497		16,292	12,218	5,251
Swap agreements	—	—		(134)		(2,001)	—	—
Futures contracts	—	—		(909)		(2,776)	—	(265)
Written option and swaption contracts	—	—		191		2,967	—	13
Foreign currency transactions	—	—		(110)		(405)	—	(1)

	3	280		2,535		14,077	12,218	4,998

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	—	947		4,605		(2,551)	(7,918)	(1,396)
Swap agreements	—	—		63		(2,053)	—	—
Futures contracts	—	—		182		(175)	—	70
Written option and swaption contracts	—	—		92		429	—	14
Securities sold short	—	—		—		46	—	(8)
Translation of assets and liabilities denominated in foreign currencies	—	—		(44)		(58)	—	(2)

	—	947		4,898		(4,362)	(7,918)	(1,322)

Net realized and unrealized gain	3	1,227		7,433		9,715	4,300	3,676

Net increase (decrease) in net assets resulting from operations	$(86)	$7,190		$16,105		$37,740	$34,526	$4,966

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report

STATEMENTS OF OPERATIONS (continued)
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Large Value	Large Core	Large Growth	Mid Value	Mid Growth	Small Value
Investment income:
Interest income	$—	(A)	$—	$—	(A)	$1	$—	(A)	$—	(A)
Securities lending income (net)	140	38	187	86	51	25
Dividend income	10,038	2,422	5,404	7,371	438	831
Withholding taxes on foreign income	(3)	(1)	(48)	(7)	—	—

10,175	2,459	5,543	7,451	489	856

Expenses:
Advisory	2,246	777	3,598	3,042	923	509
Custody	49	16	129	51	18	15
Audit and tax	8	8	8	7	8	8
Legal	30	8	35	27	8	4
Printing and shareholder reports	1	—	(A)	1	1	—	(A)	—	(A)
Trustee and CCO	11	3	13	10	3	1
Other	8	2	9	7	2	1

Total expenses	2,353	814	3,793	3,145	962	538

Expenses reimbursed/waived	—	—	(21)	—	(1)	(11)

Net expenses	2,353	814	3,772	3,145	961	527

Net investment income (loss)	7,822	1,645	1,771	4,306	(472)	329

Net realized gain (loss) on transactions from:
Investment securities	64,821	15,944	88,250	75,787	38,463	7,604
Foreign currency transactions	—	(A)	1	(18)	—	(A)	—	—

64,821	15,945	88,232	75,787	38,463	7,604

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	11,295	2,271	(12,837)	(12,223)	(19,982)	(337)
Translation of assets and liabilities denominated in foreign currencies	—	(A)	—	(A)	(1)	—	(A)	—	—

11,295	2,271	(12,838)	(12,223)	(19,982)	(337)

Net realized and unrealized gain	76,116	18,216	75,394	63,564	18,481	7,267

Net increase in net assets resulting from operations	$83,938	$19,861	$77,165	$67,870	$18,009	$7,596

					International
	Small Core		Small Growth		Equity
Investment income:
Interest income	$—	(A)	$—		$—	(A)
Securities lending income (net)	115		94		490
Dividend income	1,747		249		15,151
Withholding taxes on foreign income	—		(2)		(1,398)

	1,862		341		14,243

Expenses:
Advisory	1,381		597		3,286
Custody	45		21		269
Audit and tax	7		7		10
Legal	10		4		26
Printing and shareholder reports	—	(A)	—	(A)	1
Trustee and CCO	4		2		10
Other	3		1		7

Total expenses	1,450		632		3,609

Expenses reimbursed/waived	—		(15)		—

Net expenses	1,450		617		3,609

Net investment income (loss)	412		(276)		10,634

Net realized gain (loss) on transactions from:
Investment securities	33,846		19,091		50,428
Futures contracts	135		—		—
Foreign currency transactions	—		—	(A)	(4,071)

	33,981		19,091		46,357

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	(11,973)		(9,350)		(9,246)
Futures contracts	26		—		—
Translation of assets and liabilities denominated in foreign currencies	—		—	(A)	1,744

	(11,947)		(9,350)		(7,502)

Net realized and unrealized gain	22,034		9,741		38,855

Net increase in net assets resulting from operations	$22,446		$9,465		$49,489

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report

STATEMENTS OF CHANGES IN NET ASSETS
For the period and years ended:
(all amounts in thousands)

	Money Market		High Quality Bond		Inflation-Protected Securities
	June 30, 2011	December 31,	June 30, 2011	December 31,	June 30, 2011	December 31,
	(unaudited)	2010	(unaudited)	2010	(unaudited)	2010
From operations:
Net investment income (loss)	$(89)	$251	$5,963	$14,025	$8,672	$7,069
Net realized gain	3	7	280	3,943	2,535	14,798
Change in net unrealized appreciation (depreciation)	—	—	947	1,444	4,898	(795)

Net increase (decrease) in net assets resulting from operations	(86)	258	7,190	19,412	16,105	21,072

From transactions in investors’ beneficial interests:
Contributions	227,962	662,569	122,918	195,218	49,322	57,416
Withdrawals	(311,059)	(730,338)	(124,187)	(228,017)	(33,018)	(120,488)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(83,097)	(67,769)	(1,269)	(32,799)	16,304	(63,072)

Net increase (decrease) in net assets	(83,183)	(67,511)	5,921	(13,387)	32,409	(42,000)

Net Assets:
Beginning of year	1,065,396	1,132,907	463,701	477,088	328,010	370,010

End of period/year	$982,213	$1,065,396	$469,622	$463,701	$360,419	$328,010

	Core Bond		High Yield Bond		Balanced
	June 30, 2011	December 31,	June 30, 2011	December 31,	June 30, 2011	December 31,
	(unaudited)	2010	(unaudited)	2010	(unaudited)	2010
From operations:
Net investment income	$28,025	$62,549	$30,226	$58,452	$1,290	$2,981
Net realized gain	14,077	43,546	12,218	22,236	4,998	2,358
Change in net unrealized appreciation (depreciation)	(4,362)	32,634	(7,918)	16,058	(1,322)	10,743

Net increase in net assets resulting from operations	37,740	138,729	34,526	96,746	4,966	16,082

From transactions in investors’ beneficial interests:
Contributions	177,557	314,602	71,805	189,188	3,082	7,343
Withdrawals	(253,149)	(580,856)	(65,566)	(218,768)	(8,062)	(44,822)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(75,592)	(266,254)	6,239	(29,580)	(4,980)	(37,479)

Net increase (decrease) in net assets	(37,852)	(127,525)	40,765	67,166	(14)	(21,397)

Net Assets:
Beginning of year	1,622,006	1,749,531	709,083	641,917	116,337	137,734

End of period/year	$1,584,154	$1,622,006	$749,848	$709,083	$116,323	$116,337

	Large Value		Large Core		Large Growth
	June 30, 2011	December 31,	June 30, 2011	December 31,	June 30, 2011	December 31,
	(unaudited)	2010	(unaudited)	2010	(unaudited)	2010
From operations:
Net investment income	$7,822	$17,446	$1,645	$3,762	$1,771	$6,494
Net realized gain	64,821	109,679	15,945	8,624	88,232	130,845
Change in net unrealized appreciation (depreciation)	11,295	10,261	2,271	15,463	(12,838)	37,120

Net increase in net assets resulting from operations	83,938	137,386	19,861	27,849	77,165	174,459

From transactions in investors’ beneficial interests:
Contributions	34,526	97,725	7,596	25,843	29,479	77,698
Withdrawals	(143,261)	(484,459)	(21,968)	(78,593)	(126,694)	(417,094)

Net decrease in net assets resulting from transactions in investors’ beneficial interests	(108,735)	(386,734)	(14,372)	(52,750)	(97,215)	(339,396)

Net increase (decrease) in net assets	(24,797)	(249,348)	5,489	(24,901)	(20,050)	(164,937)

Net Assets:
Beginning of year	1,014,115	1,263,463	255,995	280,896	1,176,583	1,341,520

End of period/year	$989,318	$1,014,115	$261,484	$255,995	$1,156,533	$1,176,583

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the period and years ended:
(all amounts in thousands)

	Mid Value		Mid Growth		Small Value
	June 30, 2011	December 31,	June 30, 2011	December 31,	June 30, 2011	December 31,
	(unaudited)	2010	(unaudited)	2010	(unaudited)	2010
From operations:
Net investment income (loss)	$4,306	$9,412	$(472)	$(874)	$329	$1,114
Net realized gain	75,787	64,305	38,463	41,475	7,604	15,484
Change in net unrealized appreciation (depreciation)	(12,223)	87,619	(19,982)	22,589	(337)	11,023

Net increase in net assets resulting from operations	67,870	161,336	18,009	63,190	7,596	27,621

From transactions in investors’ beneficial interests:
Contributions	35,978	269,938	12,165	39,943	2,848	12,187
Withdrawals	(109,078)	(330,801)	(45,723)	(85,149)	(27,815)	(51,108)

Net decrease in net assets resulting from transactions in investors’ beneficial interests	(73,100)	(60,863)	(33,558)	(45,206)	(24,967)	(38,921)

Net increase (decrease) in net assets	(5,230)	100,473	(15,549)	17,984	(17,371)	(11,300)

Net Assets:
Beginning of year	909,134	808,661	269,733	251,749	134,427	145,727

End of period/year	$903,904	$909,134	$254,184	$269,733	$117,056	$134,427

	Small Core		Small Growth		International Equity
	June 30, 2011	December 31,	June 30, 2011	December 31,	June 30, 2011	December 31,
	(unaudited)	2010	(unaudited)	2010	(unaudited)	2010
From operations:
Net investment income (loss)	$412	$1,356	$(276)	$(564)	$10,634	$12,864
Net realized gain	33,981	47,999	19,091	21,668	46,357	66,537
Change in net unrealized appreciation (depreciation)	(11,947)	34,164	(9,350)	10,962	(7,502)	32,655

Net increase in net assets resulting from operations	22,446	83,519	9,465	32,066	49,489	112,056

From transactions in investors’ beneficial interests:
Contributions	12,289	24,934	4,655	15,020	35,409	84,159
Withdrawals	(28,378)	(106,899)	(26,288)	(57,079)	(108,370)	(347,004)

Net decrease in net assets resulting from transactions in investors’ beneficial interests	(16,089)	(81,965)	(21,633)	(42,059)	(72,961)	(262,845)

Net increase (decrease) in net assets	6,357	1,554	(12,168)	(9,993)	(23,472)	(150,789)

Net Assets:
Beginning of year	341,598	340,044	142,731	152,724	893,260	1,044,049

End of period/year	$347,955	$341,598	$130,563	$142,731	$869,788	$893,260

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report

FINANCIAL HIGHLIGHTS
For the period and years ended:

	Money Market
	June 30, 2011		December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net assets end of period/year (000’s)	$982,213		$1,065,396	$1,132,907	$1,325,802	$1,050,796	$925,941

Total return	—	(A)	0.02%	0.36%	2.44%	5.17%	4.86%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.28	% (B)	0.28%	0.27%	0.27%	0.28%	0.28%
Before reimbursement	0.28	% (B)	0.28%	0.27%	0.27%	0.28%	0.28%
Net investment income (loss), to average net assets	(0.02	%) (B)	0.02%	0.37%	2.43%	5.01%	4.77%

	High Quality Bond
	June 30, 2011		December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net assets end of period/year (000’s)	$469,622		$463,701	$477,088	$421,232	$833,291	$817,623

Total return	1.51	% (A)	4.20%	9.83%	0.55%	5.34%	4.38%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.38	% (B)	0.38%	0.38%	0.38%	0.38%	0.38%
Before reimbursement	0.38	% (B)	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income, to average net assets	2.49	% (B)	2.99%	3.75%	4.24%	4.38%	4.03%
Portfolio turnover rate	48	% (A)	87%	104%	64%	56%	55%

	Inflation-Protected Securities
	June 30, 2011		December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net assets end of period/year (000’s)	$360,419		$328,010	$370,010	$389,198	$149,013	$150,681

Total return	5.07	% (A)	6.23%	10.22%	(2.14%)	10.16%	3.48%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.39	% (B)	0.38%	0.40%	0.39%	0.40%	0.40%
Before reimbursement	0.39	% (B)	0.38%	0.40%	0.39%	0.42%	0.41%
Net investment income, to average net assets	5.28	% (B)	2.04%	1.02%	4.99%	5.26%	4.50%
Portfolio turnover rate	53	% (A)	117%	118%	154%	340%	525%

	Core Bond
	June 30, 2011		December 31,	December 31,		December 31,	December 31,	December 31,
	(unaudited)		2010	2009		2008	2007	2006
Net assets end of period/year (000’s)	$1,584,154		$1,622,006	$1,749,531		$1,667,313	$2,248,880	$2,077,821

Total return	2.52	% (A)	8.26%	12.89%		(1.83%)	6.67%	4.17%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.40	% (B)	0.39%	0.38%		0.38%	0.38%	0.38%
Before reimbursement	0.40	% (B)	0.39%	0.38%		0.38%	0.38%	0.38%
Net investment income, to average net assets	3.65	% (B)	3.65%	4.45%		5.12%	4.81%	4.50%
Portfolio turnover rate	303	% (A)	633%	1,014	% (C)	530%	503%	487%

	High Yield Bond
	June 30, 2011		December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net assets end of period/year (000’s)	$749,848		$709,083	$641,917	$439,863	$538,727	$502,330

Total return	4.92	% (A)	15.81%	57.21%	(28.90%)	2.02%	11.99%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.58	% (B)	0.59%	0.59%	0.58%	0.58%	0.59%
Before reimbursement	0.58	% (B)	0.59%	0.59%	0.58%	0.58%	0.59%
Net investment income, to average net assets	8.36	% (B)	8.84%	10.10%	9.57%	7.97%	7.86%
Portfolio turnover rate	48	% (A)	98%	98%	54%	96%	93%

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	Balanced
	June 30, 2011		December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net assets end of period/year (000’s)	$116,323		$116,337	$137,734	$168,930	$318,635	$381,649

Total return	4.46	% (A)	13.91%	23.45%	(26.71)%	1.79%	11.74%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.50	% (B)	0.50%	0.50%	0.50%	0.50%	0.50%
Before reimbursement	0.63	% (B)	0.59%	0.55%	0.53%	0.52%	0.53%
Net investment income, to average net assets	2.21	% (B)	2.42%	3.01%	3.45%	2.87%	2.72%
Portfolio turnover rate	162	% (A)	211%	167%	154%	226%	224%

	Large Value
	June 30, 2011		December 31,	December 31,		December 31,	December 31,	December 31,
	(unaudited)		2010	2009		2008	2007	2006
Net assets end of period/year (000’s)	$989,318		$1,014,115	$1,263,463		$1,450,970	$3,165,025	$3,538,944

Total return	8.63	% (A)	14.66%	16.71%		(42.94)%	(1.75)%	20.68%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.47	% (B)	0.47%	0.48%		0.48%	0.48%	0.48%
Before reimbursement	0.47	% (B)	0.47%	0.48%		0.48%	0.48%	0.48%
Net investment income, to average net assets	1.57	% (B)	1.65%	2.22%		2.53%	1.68%	1.47%
Portfolio turnover rate	32	% (A)	62%	124	% (C)	26%	30%	31%

	Large Core
	June 30, 2011		December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net assets end of period/year (000’s)	$261,484		$255,995	$280,896	$281,774	$903,262	$1,159,020

Total return	7.98	% (A)	11.79%	23.36%	(36.65)%	2.11%	11.77%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.63	% (B)	0.63%	0.62%	0.65%	0.64%	0.63%
Before reimbursement	0.63	% (B)	0.63%	0.62%	0.65%	0.64%	0.63%
Net investment income, to average net assets	1.27	% (B)	1.47%	1.57%	1.31%	1.08%	1.11%
Portfolio turnover rate	35	% (A)	55%	168%	99%	101%	73%

	Large Growth
	June 30, 2011		December 31,	December 31,		December 31,	December 31,	December 31,
	(unaudited)		2010	2009		2008	2007	2006
Net assets end of period/year (000’s)	$1,156,533		$1,176,583	$1,341,520		$1,130,783	$2,444,761	$2,526,917

Total return	6.80	% (A)	16.62%	35.56%		(39.87)%	12.25%	4.12%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.65	% (B)	0.65%	0.65%		0.65%	0.65%	0.64%
Before reimbursement	0.65	% (B)	0.66%	0.65%		0.65%	0.65%	0.64%
Net investment income, to average net assets	0.31	% (B)	0.56%	0.97%		0.92%	0.61%	0.43%
Portfolio turnover rate	28	% (A)	119%	102	% (C)	102%	129%	84%

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	Mid Value
	June 30, 2011		December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net assets end of period/year (000’s)	$903,904		$909,134	$808,661	$630,249	$998,177	$936,974

Total return	7.72	% (A)	21.29%	32.53%	(37.73)%	2.62%	18.33%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.69	% (B)	0.69%	0.70%	0.70%	0.70%	0.70%
Before reimbursement	0.69	% (B)	0.69%	0.70%	0.70%	0.70%	0.71%
Net investment income, to average net assets	0.95	% (B)	1.14%	1.44%	1.69%	1.37%	1.17%
Portfolio turnover rate	36	% (A)	76%	122%	68%	69%	80%

	Mid Growth
	June 30, 2011		December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net assets end of period/year (000’s)	$254,184		$269,733	$251,749	$228,966	$337,189	$309,909

Total return	7.25	% (A)	29.27%	25.24%	(41.55)%	30.42%	2.17%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.75	% (B)	0.75%	0.75%	0.75%	0.75%	0.75%
Before reimbursement	0.75	% (B)	0.75%	0.76%	0.75%	0.75%	0.75%
Net investment loss, to average net assets	(0.37	)% (B)	(0.36)%	(0.23)%	(0.02)%	(0.23)%	(0.31)%
Portfolio turnover rate	81	% (A)	199%	214%	158%	152%	151%

	Small Value
	June 30, 2011		December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net assets end of period/year (000’s)	$117,056		$134,427	$145,727	$156,628	$185,137	$236,317

Total return	6.32	% (A)	23.12%	19.64%	(26.63)%	(7.74)%	9.64%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.85	% (B)	0.85%	0.85%	0.85%	0.85%	0.85%
Before reimbursement	0.87	% (B)	0.87%	0.88%	0.87%	0.87%	0.87%
Net investment income, to average net assets	0.53	% (B)	0.84%	1.24%	1.94%	1.36%	0.27%
Portfolio turnover rate	9	% (A)	121%	103%	117%	94%	105%

	Small Core
	June 30, 2011		December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net assets end of period/year (000’s)	$347,955		$341,598	$340,044	$389,662	$950,197	$1,211,556

Total return	6.68	% (A)	29.89%	27.64%	(36.06)%	(4.49)%	11.77%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.84	% (B)	0.85%	0.85%	0.85%	0.84%	0.85%
Before reimbursement	0.84	% (B)	0.85%	0.85%	0.85%	0.84%	0.85%
Net investment income, to average net assets	0.24	% (B)	0.43%	0.67%	0.94%	0.58%	0.29%
Portfolio turnover rate	31	% (A)	55%	88%	106%	97%	86%

	Small Growth
	June 30, 2011		December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net assets end of period/year (000’s)	$130,563		$142,731	$152,724	$152,513	$166,817	$155,003

Total return	7.17	% (A)	25.65%	32.99%	(37.87)%	8.64%	8.71%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.90	% (B)	0.90%	0.90%	0.90%	0.90%	0.90%
Before reimbursement	0.92	% (B)	0.93%	0.93%	0.93%	0.92%	1.04%
Net investment loss, to average net assets	(0.40	)% (B)	(0.41)%	(0.38)%	(0.18)%	(0.42)%	(0.29)%
Portfolio turnover rate	60	% (A)	99%	104%	146%	144%	173%

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	International Equity
	June 30, 2011		December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net assets end of period/year (000’s)	$869,788		$893,260	$1,044,049	$1,100,060	$2,264,062	$2,101,152

Total return	5.66	% (A)	14.94%	26.10%	(49.94)%	11.69%	27.31%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.82	% (B)	0.81%	0.82%	0.84%	0.87%	0.87%
Before reimbursement	0.82	% (B)	0.81%	0.82%	0.84%	0.87%	0.87%
Net investment income, to average net assets	2.43	% (B)	1.45%	1.39%	2.78%	2.25%	1.78%
Portfolio turnover rate	14	% (A)	29%	138%	174%	110%	81%

(A)	Not annualized.

(B)	Annualized.

(C)	Excludes investment securities received in kind.

Note: Prior to January 1, 2010, all of the Financial Highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2011

NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Partners Portfolios (the “Series Portfolio”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a series trust under the laws of the State of New York. The Series Portfolio is composed of fifteen different series that are, in effect, separate investment funds: Transamerica Partners Money Market Portfolio (“Money Market”), Transamerica Partners High Quality Bond Portfolio (“High Quality Bond”), Transamerica Partners Inflation-Protected Securities Portfolio (“Inflation-Protected Securities”), Transamerica Partners Core Bond Portfolio (“Core Bond”), Transamerica Partners High Yield Bond Portfolio (“High Yield Bond”), Transamerica Partners Balanced Portfolio (“Balanced”), Transamerica Partners Large Value Portfolio (“Large Value”), Transamerica Partners Large Core Portfolio (“Large Core”), Transamerica Partners Large Growth Portfolio (“Large Growth”), Transamerica Partners Mid Value Portfolio (“Mid Value”), Transamerica Partners Mid Growth Portfolio (“Mid Growth”), Transamerica Partners Small Value Portfolio (“Small Value”), Transamerica Partners Small Core Portfolio (“Small Core”), Transamerica Partners Small Growth Portfolio (“Small Growth”), and Transamerica Partners International Equity Portfolio (“International Equity”) (each a “Portfolio”; collectively, the “Portfolios”). Each Portfolio issues shares of beneficial interest only in private placement transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (“Securities Act”). Only “accredited investors”, as defined in Regulation D under the Securities Act, may invest in the Funds. Accredited investors include investment companies, insurance company separate accounts, common or commingled trust funds, or other similar organizations or entities.
This report should be read in conjunction with the Portfolios’ current prospectus, which contains more complete information about the Portfolios, including investment objectives and strategies.
In the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios and/or their affiliates that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.
In preparing the Portfolios’ financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”), estimates or assumption (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolios.
Repurchase agreements: Securities purchased subject to repurchase agreements are held at the counterparties’ custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.
Open forward foreign currency contracts at June 30, 2011 are listed in the Schedules of Investments.

Transamerica Partners Portfolios	Semi-Annual Report 2011

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Option and swaption contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms.
The Portfolios write call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. When a Portfolio writes a covered call or a put option/swaption, an amount equal to the premium received by a Portfolio is included in the Portfolio’s Statement of Assets and Liabilities as an asset and as an equivalent liability. Premiums received from writing options/swaptions which expire are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Options are marked-to-market daily to reflect the current value of the option/swaption written.
The Portfolios purchase put and call options on foreign or U.S. securities, indices, futures, swaps (“swaptions”), and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays a premium, which is included in the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying futures, swaps, security, commodity, or currency transaction to determine the realized gain or loss. Realized gains or losses are reflected in the realized gains or losses of investment securities on the Statements of Operations.
The underlying face amounts of open option and swaption contracts at June 30, 2011 are listed in the Schedules of Investments.

Transactions in written options were as follows:

		Notional
Inflation-Protected Securities	Premium	Amount
Balance at December 31, 2010	$—	$—
Sales	263	1,444
Closing Buys	(115)	(473)
Expirations	(11)	(34)
Exercised	—	—

Balance at June 30, 2011	$137	$937

		Notional
Balanced	Premium	Amount
Balance at December 31, 2010	$20	$12
Sales	104	243
Closing Buys	(71)	(142)
Expirations	(29)	(49)
Exercised	—	—

Balance at June 30, 2011	$24	$64

		Notional
Core Bond	Premium	Amount
Balance at December 31, 2010	$851	$516
Sales	4,359	13,860
Closing Buys	(2,837)	(6,582)
Expirations	(1,081)	(1,785)
Exercised	—	—

Balance at June 30, 2011	$1,292	$6,009

Transamerica Partners Portfolios	Semi-Annual Report 2011

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Transactions in written swaptions were as follows:

		Notional
Inflation-Protected Securities	Premium	Amount
Balance at December 31, 2010	$1,971	$42,800
Sales	1,778	159,800
Closing Buys	(628)	(18,700)
Expirations	(58)	(9,800)
Exercised	—	—

Balance at June 30, 2011	$3,063	$174,100

		Notional
Core Bond	Premium	Amount
Balance at December 31, 2010	$37,686	$784,700
Sales	27,187	956,900
Closing Buys	(38,063)	(861,100)
Expirations	(1,156)	(105,200)
Exercised	—	—

Balance at June 30, 2011	$25,654	$775,300
Futures contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Portfolios each day, depending on the daily fluctuations in the value of the contracts, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The open futures contracts at June 30, 2011 are listed in the Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the daily market value of the contract.
Swap agreements: Swap agreements are privately negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Certain Portfolios, with the exception of Money Market, enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gains or losses on the Statements of Operations. Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:
Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Transamerica Partners Portfolios	Semi-Annual Report 2011

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty.
Certain Portfolios sell credit default swaps which expose them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Portfolios would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.
Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. To help hedge against this risk, the Portfolios enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolios with interest rate swap agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty.
Short sales: A short sale is a transaction in which a Portfolio, with the exception of Money Market, sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act, as amended. The Portfolios incur a profit or a loss, depending upon whether the market price of the securities decrease or increase between the date of the short sale and the date on which the Portfolios must replace the borrowed securities. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolios may be unable to replace borrowed securities sold short.
The Portfolios investing in short sales are liable for any income payable on securities while those securities are in a short position and also bear other costs, such as charges for the prime brokerage accounts, in connection with its short positions. These costs, if any, are reported in the Statements of Operations.
Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Portfolios, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios that participate in such syndications, or can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the Portfolios have direct recourse against the corporate borrowers, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
The Portfolios held no unsecured loan participations at June 30, 2011.

Transamerica Partners Portfolios	Semi-Annual Report 2011

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
To be announced purchase commitments (“TBA”): TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.
Treasury inflation-protected securities (“TIPS”): Certain Portfolios invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at June 30, 2011 are listed in the Schedules of Investments.
Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investments on the Statements of Assets and Liabilities.
The PIKs at June 30, 2011 are listed in the Schedules of Investments.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of the Portfolios’ securities exposes the Portfolios to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolios seek to increase their net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statements of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedules of Investments and Statements of Assets and Liabilities.
Income from loaned securities on the Statements of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-advisers of certain Portfolios, to the extent consistent with the best execution and usual commission rate policies and practices, have elected to place security transactions of the Portfolios with broker/dealers with which other Funds or Portfolios advised by Transamerica Asset Management, Inc. (“TAM”) have established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer from security transactions to a Portfolio. In no event will commissions paid by the Portfolios be used to pay expenses that would otherwise be borne by any other Funds or Portfolios advised by TAM or by any other party.
Commissions recaptured for the period ended June 30, 2011, are included in net realized gains/(losses) on the Statements of Operations and are summarized as follows:

Portfolio	Commissions
Large Growth	$42
Mid Value	128
Mid Growth	26
Small Core	38
Small Growth	66
Portfolios not listed in the above table did not have any commissions recaptured during the period ended June 30, 2011.
Security transactions and investment income: Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are calculated on the specific identification basis. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Transamerica Partners Portfolios	Semi-Annual Report 2011

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
TBAs, when-issued or delayed delivery securities may be settled a month or more after the trade date. Interest income is not accrued until settlement date.
Core Bond and Balanced had TBAs outstanding as of June 30, 2011, which are included in Investment securities sold and Investment securities purchased on the Statements of Assets and Liabilities.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts.
All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Portfolio at the time of such determination.
Foreign taxes: The Portfolios may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolios will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolios invest.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts (“ADRs”), financial futures, Exchange Traded Funds (“ETFs”), and the movement of certain indices of securities based on a statistical analysis of their historical relationship. Such valuations generally are categorized in Level 2.

Transamerica Partners Portfolios	Semi-Annual Report 2011

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.
Short term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolios’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Investment company securities: Securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy
Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, option and swaption contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When a Portfolio uses fair valuation methods that use significant unobservable inputs to determine a security’s value, the Valuation Committee will use another method that is believed to accurately reflect fair market value and are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Portfolios’ investments at June 30, 2011 are disclosed in the Valuation Summary of each Portfolio’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.

Transamerica Partners Portfolios	Semi-Annual Report 2011

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
For assets and liabilities for which significant unobservable inputs (Level 3) were used, there is a reconciliation of the beginning to the ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Portfolio’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TAM is the Portfolios’ investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of AEGON NV. AUSA is wholly-owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Financial Life Insurance Company (“TFLIC”) is a wholly-owned subsidiary of AEGON USA. The percentage of each Portfolio that is owned by TFLIC sub-accounts is as follows:

Investments
TFLIC Sub-accounts	in Portfolio
Money Market	4.54%
High Quality Bond	14.08
Inflation-Protected Securities	14.65
Core Bond	9.71
High Yield Bond	5.78
Balanced	50.80
Large Value	32.77
Large Core	51.20
Large Growth	30.02
Mid Value	5.02
Mid Growth	2.13
Small Value	3.16
Small Core	47.50
Small Growth	3.04
International Equity	19.67
Diversified Investment Advisors Collective Investment Trust (“CIT”) is managed by Massachusetts Fidelity Trust Company, which is a wholly-owned subsidiary of AEGON USA. The percentage of each Portfolio that is owned by CIT sub-accounts is as follows:

Investments
CIT Sub-accounts	in Portfolio
Money Market	14.32%
High Quality Bond	39.60
Inflation-Protected Securities	15.63
Core Bond	29.07
High Yield Bond	26.55
Balanced	5.63
Large Value	22.55
Large Core	12.35
Large Growth	20.59
Mid Value	11.42
Mid Growth	32.72
Small Value	43.16
Small Core	11.31
Small Growth	39.33
International Equity	28.33

Transamerica Partners Portfolios	Semi-Annual Report 2011

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Transamerica Asset Management, Inc. Collective Trust Funds (“CTF”) is managed by Massachusetts Fidelity Trust Company, which is a wholly-owned subsidiary of AEGON USA. The percentage of each Portfolio that is owned by CTF sub-accounts is as follows:

Investments
CTF Sub-accounts	in Portfolio
Money Market	0.03%
High Quality Bond	8.17
Inflation-Protected Securities	4.64
Core Bond	5.63
High Yield Bond	16.85
Balanced	—
Large Value	4.73
Large Core	2.98
Large Growth	2.40
Mid Value	25.21
Mid Growth	10.06
Small Value	5.63
Small Core	1.27
Small Growth	5.17
International Equity	4.82
Transamerica Fund Services, Inc. (“TFS”) is the Portfolios’ administrator. TAM and TFS are affiliates of AEGON NV.
Certain officers and trustees of the Series Portfolio and of the entities that invest in the Series Portfolio are also officers of TAM or its affiliates. None of the non-independent trustees receive compensation for services as trustees of the Series Portfolio or the entities that invest in the Series Portfolio.
Investment advisory fees: TAM manages the assets of each Portfolio of the Series Portfolio pursuant to the Investment Advisory Agreement with the Series Portfolio. For its services, TAM receives fees from each Portfolio, accrued daily and payable monthly, at an annual rate equal to the percentages specified in the table below of the corresponding Portfolios’ average daily net assets (“ANA”).
For each Portfolio, TAM has entered into Investment Sub-Advisory Agreements with the Portfolios’ sub-advisers. It is the responsibility of each sub-adviser to make the day-to-day investment decisions of the Portfolios and to place the purchase and sales orders for securities transactions of the Portfolios, subject in all cases to the general supervision of TAM.
Payment of fees to the sub-advisers is the responsibility of TAM, and is not an additional expense of a Portfolio.

Advisory
Portfolio	Fee
Money Market	0.25%
High Quality Bond	0.35
Inflation-Protected Securities	0.35
Core Bond	0.35
High Yield Bond	0.55
Balanced	0.45
Large Value	0.45
Large Core	0.60
Large Growth	0.62
Mid Value	0.67
Mid Growth	0.72
Small Value	0.82
Small Core	0.80
Small Growth	0.87
International Equity	0.75
TAM has voluntarily elected to waive fees to the extent the total operating expenses of a Portfolio exceed the following expense caps (as a proportion of ANA):

Portfolio	Expense Cap
Money Market	0.30%
High Quality Bond	0.40
Inflation-Protected Securities	0.40
Core Bond	0.40
High Yield Bond	0.60
Balanced	0.50
Large Value	0.50
Large Core	0.65
Large Growth	0.65
Mid Value	0.70
Mid Growth	0.75
Small Value	0.85
Small Core	0.85
Small Growth	0.90
International Equity	0.90

Transamerica Partners Portfolios	Semi-Annual Report 2011

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTES 3. (continued)
Such fee waivers are not subject to recoupment by TAM in future years.
TAM also may waive additional fees from time to time to help them maintain competitive expense ratios. These arrangements are voluntary and may be terminated at any time.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
Brokerage commissions: There were no brokerage commissions incurred on security transactions placed with affiliates of TAM or sub-advisers for the period ended June 30, 2011.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

			Proceeds from maturities and sales of
	Purchases of securities:		securities:
Fund	Long-term	U.S. Government	Long-term	U.S. Government
Money Market	$—	$—	$—	$—
High Quality Bond	130,290	103,692	80,918	146,494
Inflation-Protected Securities	1,567	173,073	7,922	157,672
Core Bond	2,648,725	3,332,219	2,692,598	3,357,471
High Yield Bond	365,316	—	330,790	—
Balanced	145,191	56,209	146,239	58,335
Large Value	322,056	—	423,544	—
Large Core	90,802	—	103,781	—
Large Growth	329,040	—	441,842	—
Mid Value	322,461	—	387,828	—
Mid Growth	208,796	—	233,660	—
Small Value	10,537	—	33,924	—
Small Core	108,304	—	125,502	—
Small Growth	83,373	—	103,958	—
International Equity	119,737	—	190,356	—
NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS
Inflation-Protected Securities:
The Portfolio is subject to various risks in the normal course of pursuing its investment objectives. The volume of purchased option and swaption contracts increased during the period from four contracts at the beginning of the period to seven contracts at period end. The volume of swap contracts and future contracts held at period end is indicative of the volume throughout the period. The volume of written option and swaption contracts increased during the period from eight contracts at the beginning of the period to 17 contracts at period end. The volume of forward contracts increased to 10 contracts during the first quarter of the period, then subsequently decreased to three contracts held at period end. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Transamerica Partners Portfolios	Semi-Annual Report 2011

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 5. (continued)
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011
Derivatives not accounted for as hedging instruments

	Interest rate	Foreign exchange
Location	contracts	contracts	Total
Asset derivatives
Purchased options and swaptions, at value	$1,178	$—	$1,178	* *
Unrealized appreciation on swap agreements	202	—	202
Unrealized appreciation on futures contracts	411	—	411	*
Unrealized appreciation on forward foreign currency transactions	—	2	2
Liability derivatives
Written options and swaptions, at value	(3,307)	—	(3,307)
Unrealized depreciation on swap agreements	(128)	—	(128)
Unrealized depreciation on futures contracts	(260)	—	(260)	*
Unrealized depreciation on forward currency contracts	—	(37)	(37)

Total	$(1,904)	$(35)	$(1,939)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current days variation margin is reported within the Statement of Assets and Liabilities.

* *	Included within Investment securities at value.
Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2011
Derivatives not accounted for as hedging instruments

	Interest rate	Foreign exchange
Location	contracts	contracts	Total
Realized Gain/(Loss) on derivatives recognized in income
Net realized (loss) on purchased option and swaption contracts ^	$(23)	$—	$(23)
Net realized (loss) on swap agreements	(134)	—	(134)
Net realized (loss) on futures contracts	(909)	—	(909)
Net realized gain on written option and swaption contracts	191	—	191
Net realized (loss) on forward foreign currency transactions ~	—	(156)	(156)
Change in Unrealized Appreciation/(Depreciation) on derivatives recognized in income
Net increase (decrease) in unrealized appreciation (depreciation) on purchased option and swaption contracts ψ	(205)	—	(205)
Net increase (decrease) in unrealized appreciation (depreciation) on swap agreements	63	—	63
Net increase (decrease) in unrealized appreciation (depreciation) on futures contracts	182	—	182
Net increase (decrease) in unrealized appreciation (depreciation) on written option and swaption contracts	92	—	92
Net increase (decrease) in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	—	(50)	(50)

Total	$(743)	$(206)	$(949)

^	Included within net realized gain (loss) on transactions from Investment securities.

~	Included within net realized gain (loss) on transactions from foreign currency transactions.

ψ	Included within net increase (decrease) in unrealized appreciation (depreciation) on transactions from Investment securities.
For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.
Core Bond:
The Portfolio is subject to various risks in the normal course of pursuing its investment objectives. The volume of purchased option and swaption contracts, swap contracts, future contracts and forward foreign currency contracts held at period end is indicative of the volume held throughout the period. The volume of written option and swaption contracts increased during the period from 46 contracts at the beginning of the period to 55 contracts at period end. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011
Derivatives not accounted for as hedging instruments

	Interest rate	Foreign exchange
Location	contracts	contracts	Credit contracts	Total
Asset derivatives
Purchased options and swaptions, at value	$17,451	$—	$—	$17,451	* *
Unrealized appreciation on forward foreign currency contracts	—	1	—	1
Premium paid on swap agreements	1,159	—	1,317	2,476
Unrealized appreciation on swap agreements	1,041	—	47	1,088
Unrealized appreciation on futures contracts	355	—	—	355	*
Liability derivatives
Unrealized depreciation on swap agreements	(906)	—	(16)	(922)
Premium received on swap agreements	—	—	(522)	(522)
Written options and swaptions, at value	(26,026)	—	—	(26,026)
Unrealized depreciation on futures contracts	(2,138)	—	—	(2,138	)*

Total	$(9,064)	$1	$826	$(8,237)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

* *	Included within Investment securities at value.

Transamerica Partners Portfolios	Semi-Annual Report 2011

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 5. (continued)
Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2011
Derivatives not accounted for as hedging instruments

	Interest rate	Foreign exchange	Credit
Location	contracts	contracts	contracts	Total
Realized Gain/(Loss) on derivatives recognized in income
Net realized (loss) on purchased option and swaption contracts ^	$(2,719)	$—	$—	$(2,719)
Net realized (loss) on swap agreements	(1,565)	—	(436)	(2,001)
Net realized (loss) on futures contracts	(2,776)	—	—	(2,776)
Net realized (loss) on written option and swaption contracts	2,967	—	—	2,967
Net realized gain on forward foreign currency transactions ~	—	(245)	—	(245)
Change in Unrealized Appreciation/(Depreciation) on derivatives recognized in income
Net increase (decrease) in unrealized appreciation (depreciation) on purchased option and swaption contracts ψ	(1,843)	—	—	(1,843)
Net increase (decrease) in unrealized appreciation (depreciation) on swap agreements	(2,345)	—	292	(2,053)
Net increase (decrease) in unrealized appreciation (depreciation) on futures contracts	(175)	—	—	(175)
Net increase (decrease) in unrealized appreciation (depreciation) on written option and swaption contracts	429	—	—	429
Net increase (decrease) in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	—	(75)	—	(75)

Total	$(8,027)	$(320)	$(144)	$(8,491)

^	Included within net realized gain (loss) on transactions from Investment securities.

~	Included within net realized gain (loss) on transactions from foreign currency transactions.

ψ	Included within net increase (decrease) in unrealized appreciation (depreciation) on transactions from Investment securities.
For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.
Balanced:
The Portfolio is subject to various risks in the normal course of pursuing its investment objectives. The volume of purchased option and swaption contracts increased from zero contracts at the beginning to the period to four contracts at period end. The volume of written option and swaption contracts and futures contracts held at period end is indicative of the volume held throughout the year. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011
Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Equity contracts	Total
Asset derivatives
Purchased options and swaptions, at value	$22	$—	$22	* *
Unrealized appreciation on futures contracts	25	11	36	*
Liability derivatives
Written options and swaptions, at value	(13)	—	(13)
Unrealized depreciation on futures contracts	(36)	—	(36	)*
Total	$(2)	$11	$9

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

**	Included within Investment securities at value.
Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2011
Derivatives not accounted for as hedging instruments

	Interest rate	Equity
Location	contracts	contracts	Total
Realized Gain/(Loss) on derivatives recognized in income
Net realized (loss) on purchased option and swaption contracts ^	$(19)	$—	$(19)
Net realized (loss) on futures contracts	(272)	7	(265)
Net realized gain on written option and swaption contracts	13	—	13
Change in Unrealized Appreciation/(Depreciation) on derivatives recognized in income
Net increase (decrease) in unrealized appreciation (depreciation) on purchased option and swaption contracts ψ	(19)	—	(19)
Net increase (decrease) in unrealized appreciation (depreciation) on futures contracts	63	7	70
Net increase (decrease) in unrealized appreciation (depreciation) on written option and swaption contracts	14	—	14
Total	$(220)	$14	$(206)

^	Included within net realized gain (loss) on transactions from Investment securities.

ψ	Included within net increase (decrease) in unrealized appreciation (depreciation) on transactions from Investment securities.

Transamerica Partners Portfolios	Semi-Annual Report 2011

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 5. (continued)
Small Core:
The Portfolio is subject to various risks in the normal course of pursuing its investment objectives. The volume of futures contracts held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011
Derivatives not accounted for as hedginq instruments

Location	Equity contracts
Asset derivatives
Unrealized appreciation on futures contracts	$53	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2011
Derivatives not accounted for as hedging instruments

Location	Equity contracts
Realized Gain/(Loss) on derivatives recognized in income
Net realized gain on futures contracts	$135
Change in Unrealized Appreciation/(Depreciation) on derivatives recognized in income
Net increase (decrease) in unrealized appreciation (depreciation) on futures contracts	26
Total	$161
International Equity:
The Portfolio is subject to various risks in the normal course of pursuing its investment objectives. The volume of forward foreign currency contracts held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011
Derivatives not accounted for as hedging instruments

Foreign exchange
Location	contracts
Liability derivatives
Unrealized depreciation on forward foreign currency contracts	$(1,064)
Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2011
Derivatives not accounted for as hedging instruments

Foreign exchange
Location	contracts
Realized Gain/(Loss) on derivatives recognized in income
Net realized (loss) on forward foreign currency transactions	$(3,757)
Change in Unrealized Appreciation/(Depreciation) on derivatives recognized in income
Net increase (decrease) in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	1,402
Total	$(2,355)
For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.
NOTE 6. FEDERAL INCOME TAX MATTERS
The Series Portfolio has received rulings from the Internal Revenue Service that each Portfolio will be treated as a separate partnership for federal income tax purposes. Income taxes are not provided for by the Portfolios because taxable income/(loss) of each Portfolio is included in the income tax returns of the investors. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolios recognized the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the tax positions taken for all open tax years (2008 — 2011) and has concluded that no provision for income tax is required. For tax purposes, each component of the Portfolios’ net assets are reported at the investor level; therefore, the Statements of Assets and Liabilities do not present the components of net assets.

Transamerica Partners Portfolios	Semi-Annual Report 2011

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 6. (continued)
Each investor in the Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains; which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards and post-October loss deferrals.
NOTE 7. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS MONEY MARKET PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Money Market Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and GE Asset Management Incorporated (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses was better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. It was noted that relative performance in the tightly constrained money market universe is largely a function of expenses. The Board also noted management’s observation that yields on money market funds have been below average due to a low interest rate environment. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was in line with the median for its peer group and above the median for its peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Funds were in line with the medians for its peer group and peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS MONEY MARKET PORTFOLIO (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS HIGH QUALITY BOND PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners High Quality Bond Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Merganser Capital Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a composite of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses was better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Transamerica Partners Fund was in line with the median for its peer universe for the past 1 - and 10-year periods and above the median for the past 3-and 5-year periods and that the performance of the Transamerica Partners Institutional Fund was in line with the median for its peer universe for the past 1 -year period and above the median for the past 3-, 5- and 10-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was in line with the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and above the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS HIGH QUALITY BOND PORTFOLIO (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS INFLATION-PROTECTED SECURITIES PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Inflation-Protected Securities Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and BlackRock Financial Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses was better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010, noting that the Portfolio changed its name and investment objective on May 1, 2007 and that Lipper discarded the prior track record of the funds for performance comparison purposes. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1- and 3-year periods and that the performance of the Transamerica Partners Institutional Fund was in line with the median for its peer universe for the past 1- and 3-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were in line with the median for its peer group and above the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS INFLATION-PROTECTED SECURITIES PORTFOLIO (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS CORE BOND PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Core Bond Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and BlackRock Financial Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a comparable account managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses was better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Transamerica Partners Fund was in line with the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-year period and in line with the median for the past 3-, 5- and 10-year periods. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that management intends to monitor and report to the Board on the portfolio manager transition and performance going forward. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS CORE BOND PORTFOLIO (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS HIGH YIELD BOND PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners High Yield Bond Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Eaton Vance Management (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a comparable fund managed by the Sub-Adviser, as well as information about fees and performance of a composite of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses was better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS HIGH YIELD BOND PORTFOLIO (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS BALANCED PORTFOLIO
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Balanced Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), to determine whether the agreement should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Upper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses was better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the fees to the Portfolio’s sub-advisers, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the sub-advisers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and TAM’s management oversight process. The Trustees determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Transamerica Partners Fund was in line with the median for its peer universe for the past 1-year period, above the median for the past 3-year period and below the median for the past 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods. The Board noted that it had approved the replacement of the Portfolio’s sub-advisers during 2010 and that the performance included management by the Portfolio’s previous sub-advisers. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management fee for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fees to the Portfolio’s sub-advisers. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were below the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Trustees noted the profitability of the relationship between the Portfolio and TAM and its affiliates and determined that the management fee to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM, in the future.
Benefits to TAM and its affiliates from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM and its affiliates from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS BALANCED PORTFOLIO (continued)
 INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL
(unaudited)
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-advisers. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS LARGE VALUE PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Large Value Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Aronson Johnson Ortiz, LP (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a comparable fund managed by the Sub-Adviser, as well as information about standard fees and performance of a composite of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses was better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1 -year period and below the median for the past 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1 -year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the Sub-Adviser assumed management of the Portfolio in January 2009, and, accordingly, the longer-term performance is not entirely attributable to the Sub-Adviser. The Trustees agreed that they would continue to monitor the performance of the Portfolio. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were below the median for its peer group and in line with the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS LARGE VALUE PORTFOLIO (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS LARGE CORE PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Large Core Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Aronson Johnson Ortiz, LP (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a comparable fund managed by the Sub-Adviser, as well as information about standard fees and performance of a composite of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses was better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser assumed sole responsibility for the Portfolio in September 2009. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted that the performance of the Portfolio had improved during 2011. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was in line with the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS LARGE CORE PORTFOLIO (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS LARGE GROWTH PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Large Growth Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreements”) of the Portfolio between TAM and each of the following sub-advisers: Jennison Associates LLC and Wellington Management Company, LLP (each a “Sub-Adviser” and together the “Sub-Advisers”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements and the compensation to be received by TAM and the Sub-Advisers under the agreements are consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreements through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Advisers such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Advisers, as well as information about standard fees (in the case of one Sub-Adviser) and performance of a composite of comparable accounts managed by the applicable Sub-Adviser (in the case of each Sub-Adviser). The Trustees also considered information they had previously received from TAM and the Sub-Advisers as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses was better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Advisers’ fees, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Advisers. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Advisers, TAM’s management oversight process and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees determined that TAM and the Sub-Advisers can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 3-year period and below the median for the past 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 3- and 10-year periods and below the median for the past 5-year period. The Board noted that the performance included the management of previous sub-advisers and the Board agreed to continue to monitor the Portfolio’s performance going forward. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Advisers, the Board concluded that TAM and the Sub-Advisers are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fees. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Advisers, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS LARGE GROWTH PORTFOLIO (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Advisers, in the future.
Benefits to TAM, its affiliates, or the Sub-Advisers from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Advisers from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that each Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements each Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements and the compensation to be received by TAM and the Sub-Advisers is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS MID VALUE PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Mid Value Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreements”) of the Portfolio between TAM and each of the following sub-advisers: Cramer, Rosenthal, McGlynn, LLC and J.P. Morgan Investment Management Inc. (each a “Sub-Adviser” and together the “Sub-Advisers”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements and the compensation to be received by TAM and the Sub-Advisers under the agreements are consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreements through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Advisers such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a comparable fund and one or more comparable accounts managed by the applicable Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Advisers as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Upper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses was better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Advisers’ fees, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Advisers. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Advisers, TAM’s management oversight process and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees determined that TAM and the Sub-Advisers can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Advisers, the Board concluded that TAM and the Sub-Advisers are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fees. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Advisers, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the agreements are consistent with TAM’s fiduciary duty under applicable law. The Trustees noted that TAM would over the long term seek to address Cramer, Rosenthal, McGlynn, LLC’s negative profitability with respect to management of the Portfolio. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS MID VALUE PORTFOLIO (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Advisers, in the future.
Benefits to TAM, its affiliates, or the Sub-Advisers from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Advisers from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that each Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements each Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements and the compensation to be received by TAM and the Sub-Advisers is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS MID GROWTH PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Mid Growth Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Columbus Circle Investors (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about performance of a comparable fund managed by the Sub-Adviser, as well as information about fees and performance of a composite of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses was better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1-year period, below the median for the past 3-year period and in line with the median for the past 5-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-year period, below the median for the past 3-year period and in line with the median for the past 5-year period . On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS MID GROWTH PORTFOLIO (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS SMALL VALUE PORTFOLIO
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Small Value Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), to determine whether the agreement should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Upper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses was better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the fee to the Portfolio’s sub-adviser, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the sub-adviser. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and TAM’s management oversight process. The Trustees determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1 — and 5-year periods and in line with the median for the past 3-year period and that the performance of the Transamerica Partners Institutional Fund was below the median for its peer universe for the past 1 — and 5-year periods and in line with the median for the past 3-year period. The Board noted that it had approved the replacement of the Portfolio’s sub-adviser during the past year and that the performance included management by the Portfolio’s previous sub-adviser. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management fee for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee to the Portfolio’s sub-adviser. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the median for its peer group and in line with the median for its peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio and TAM and its affiliates and determined that the management fee to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM, in the future.
Benefits to TAM and its affiliates from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM and its affiliates from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS SMALL VALUE PORTFOLIO (continued)
 INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL
(unaudited)
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS SMALL CORE PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Small Core Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreements”) of the Portfolio between TAM and each of the following sub-advisers: Fort Washington Investment Advisors, Inc., Invesco Advisers, Inc. and Wellington Management Company, LLP (each a “Sub-Adviser” and collectively the “Sub-Advisers”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements and the compensation to be received by TAM and the Sub-Advisers under the agreements are consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreements through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Advisers such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by one of the Sub-Advisers, as well as information about standard fees and performance of a composite of comparable accounts managed by each Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Advisers as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Upper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses was better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Advisers’ fees, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Advisers. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Advisers, TAM’s management oversight process and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees determined that TAM and the Sub-Advisers can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1 -year period and below the median for the past 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1 -year period, in line with the median for the past 3-year period and below the median for the past 5- and 10-year periods. The Trustees noted that the longer-term performance was only partially attributable to the current Sub-Advisers of the Portfolio given sub-adviser changes in recent years. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Advisers, the Board concluded that TAM and the Sub-Advisers are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fees. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Advisers, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS SMALL CORE PORTFOLIO (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Advisers, in the future.
Benefits to TAM, its affiliates, or the Sub-Advisers from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Advisers from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that each Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements each Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements and the compensation to be received by TAM and the Sub-Advisers is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS SMALL GROWTH PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Small Growth Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Perimeter Capital Partners LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Upper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses was better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1 — and 5-year periods and in line with the median for the past 3-year period and that the performance of the Transamerica Partners Institutional Fund was below the median for its peer universe for the past 1 -year period and in line with the median for the past 3- and 5-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was in line with the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS SMALL GROWTH PORTFOLIO (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS INTERNATIONAL EQUITY PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners International Equity Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Thornburg Investment Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a comparable fund managed by the Sub-Adviser, as well as information about the performance of a composite of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Upper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses was better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1 -year period and below the median for the past 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1 -year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the Sub-Adviser assumed management of the Portfolio on January 1, 2009, and, accordingly, the longer-term performance is not entirely attributable to the Sub-Adviser. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was in line with the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA PARTNERS INTERNATIONAL EQUITY PORTFOLIO (continued)
 INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2011

TRANSAMERICA FUNDS
P.O. Box 9012, Clearwater, FL 33758-9012
Customer Service: 1-888-233-4339

2804 (8/11)

Item 2: Code of Ethics.
Not applicable for semi-annual reports.
Item 3: Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4: Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5: Audit Committee of Listed Registrant.
Not applicable for semi-annual reports.
Item 6: Investments.
The schedules of investments are included in the Semi-Annual report to shareholders filed under Item 1 of this Form N-CSR.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.
Item 11: Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Not Applicable

(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3) Not Applicable

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Partners Portfolios (Registrant)
	By:	/s/ John K. Carter
John K. Carter
Date: September 6, 2011		Chief Executive Officer

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter John K. Carter
Chief Executive Officer

Date:	September 6, 2011

By:	/s/ Robert A. DeVault, Jr. Robert A. DeVault, Jr.
Principal Financial Officer

Date:	September 6, 2011

EXHIBIT INDEX

12(a)(2)(i)	Section 302 N-CSR Certification of Chief Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Chief Executive Officer and Principal Financial Officer